Wells Fargo C&B Large Cap Value Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Common Stocks : 94.90%

Communication Services : 4.65%

Diversified Telecommunication Services : 1.81%
Verizon Communications Incorporated	95,900	$5,683,993

Entertainment : 1.00%
Activision Blizzard Incorporated	37,500	3,132,000

Media : 1.84%
Omnicom Group Incorporated	106,900	5,782,221

Consumer Discretionary : 6.45%

Household Durables : 2.40%
Whirlpool Corporation	42,400	7,535,328

Textiles, Apparel & Luxury Goods : 4.05%
Gildan Activewear Incorporated	350,000	6,769,000
HanesBrands Incorporated	387,500	5,924,875

		12,693,875

Consumer Staples : 1.73%

Tobacco : 1.73%
Philip Morris International Incorporated	68,200	5,441,678

Energy : 2.13%

Energy Equipment & Services : 0.88%
Schlumberger Limited	145,200	2,760,252

Oil, Gas & Consumable Fuels : 1.25%
Exxon Mobil Corporation	98,100	3,918,114

Financials : 33.34%

Banks : 7.04%
JPMorgan Chase & Company	74,500	7,464,155
PNC Financial Services Group Incorporated	64,000	7,116,800
US Bancorp	206,300	7,509,320

		22,090,275

Capital Markets : 10.41%
Brookfield Asset Management Incorporated Class A	247,300	8,343,902
Intercontinental Exchange Incorporated	53,800	5,715,174
State Street Corporation	132,900	9,049,161
The Charles Schwab Corporation	268,600	9,543,358

		32,651,595

Consumer Finance : 2.76%
Synchrony Financial	349,900	8,681,019

Diversified Financial Services : 2.85%
Berkshire Hathaway Incorporated Class B †	41,000	8,939,640

Insurance : 10.28%
Alleghany Corporation	9,720	5,390,323
Arch Capital Group Limited †	221,900	6,998,726

1

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo C&B Large Cap Value Portfolio

	Shares	Value

Insurance (continued)
Chubb Limited	70,200	$8,775,000
Fidelity National Financial Incorporated	71,400	2,344,062
The Progressive Corporation	92,000	8,743,680

		32,251,791

Health Care : 13.28%

Health Care Equipment & Supplies : 4.27%
Becton Dickinson & Company	25,000	6,069,250
Medtronic plc	68,200	7,329,454

		13,398,704

Health Care Providers & Services : 6.03%
HCA Healthcare Incorporated	52,000	7,057,440
Laboratory Corporation of America Holdings †	35,900	6,309,425
UnitedHealth Group Incorporated	17,700	5,532,135

		18,899,000

Pharmaceuticals : 2.98%
Johnson & Johnson	61,000	9,358,010

Industrials : 18.61%

Aerospace & Defense : 0.63%
Hexcel Corporation	50,700	1,997,073

Air Freight & Logistics : 2.03%
United Parcel Service Incorporated Class B	38,900	6,364,818

Building Products : 1.58%
Johnson Controls International plc	121,700	4,956,841

Electrical Equipment : 4.24%
AMETEK Incorporated	53,100	5,347,170
Eaton Corporation plc	77,900	7,953,590

		13,300,760

Industrial Conglomerates : 2.05%
3M Company	39,400	6,422,988

Machinery : 5.51%
Colfax Corporation †	212,200	7,062,016
Snap-on Incorporated	45,000	6,672,150
Woodward Governor Company	41,400	3,547,566

		17,281,732

Trading Companies & Distributors : 2.57%
AerCap Holdings NV †	272,700	8,063,739

Information Technology : 9.97%

Electronic Equipment, Instruments & Components : 6.06%
Arrow Electronics Incorporated †	142,700	11,210,512
TE Connectivity Limited	80,700	7,795,620

		19,006,132

2

Wells Fargo C&B Large Cap Value Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

			Shares	Value

IT Services : 3.91%
Amdocs Limited			103,700	$6,349,551
Leidos Holdings Incorporated			65,300	5,908,997

				12,258,548

Materials : 2.99%

Chemicals : 1.53%
Axalta Coating Systems Limited †			201,400	4,803,390

Metals & Mining : 1.46%
Reliance Steel & Aluminum Company			43,500	4,561,845

Real Estate : 1.75%

Real Estate Management & Development : 1.75%
CBRE Group Incorporated Class A †			116,900	5,497,807

Total Common Stocks (Cost $238,145,776)				297,733,168

		Yield

Short-Term Investments : 4.36%

Investment Companies : 4.36%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.06%	13,689,506	13,689,506

Total Short-Term Investments (Cost $13,689,506)				13,689,506

Total investments in securities (Cost $251,835,282)	99.26%			311,422,674
Other assets and liabilities, net	0.74			2,309,948

Total net assets	100.00%			$313,732,622

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

3

Investments In Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$6,370,055	$31,857,178	$(24,537,727)	$0	$0	$2,751	$13,689,506	4.36%

Wells Fargo C&B Large Cap Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$14,598,214	$0	$0	$14,598,214
Consumer discretionary	20,229,203	0	0	20,229,203
Consumer staples	5,441,678	0	0	5,441,678
Energy	6,678,366	0	0	6,678,366
Financials	104,614,320	0	0	104,614,320
Health care	41,655,714	0	0	41,655,714
Industrials	58,387,951	0	0	58,387,951
Information technology	31,264,680	0	0	31,264,680
Materials	9,365,235	0	0	9,365,235
Real estate	5,497,807	0	0	5,497,807
Short-term investments
Investment companies	13,689,506	0	0	13,689,506

Total assets	$311,422,674	$0	$0	$311,422,674

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended August 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Agency Securities : 37.46%
FHLMC (1 Month LIBOR +0.35%) ±	0.51%	12-15-2048	$1,460,579	$1,463,121
FHLMC	1.75	5-15-2043	3,335,178	3,445,569
FHLMC (1 Month LIBOR +0.35%) ±	2.85	10-15-2037	5,185,085	5,160,869
FHLMC	3.00	10-15-2047	14,201,611	15,035,622
FHLMC	3.00	2-1-2050	1,004,088	1,076,726
FHLMC	3.00	5-15-2050	6,654,192	7,167,331
FHLMC	3.50	2-1-2048	2,434,381	2,633,785
FHLMC	3.50	4-1-2049	5,490,519	5,991,152
FHLMC	3.50	8-1-2049	5,119,741	5,606,357
FHLMC	3.50	11-1-2049	17,408,761	18,349,425
FHLMC	4.00	1-1-2035	170,292	191,296
FHLMC	4.00	1-1-2036	273,338	300,564
FHLMC	4.00	10-1-2036	1,885,363	2,049,048
FHLMC	4.00	3-1-2037	215,924	238,795
FHLMC	4.00	3-1-2037	253,025	284,551
FHLMC	4.00	3-1-2037	415,556	456,770
FHLMC	4.00	4-1-2037	2,004,563	2,203,362
FHLMC	4.00	4-1-2037	2,269,403	2,517,650
FHLMC	4.00	8-1-2038	14,786,426	15,826,745
FHLMC	4.00	1-1-2048	1,632,691	1,827,301
FHLMC	4.00	11-1-2048	13,214,179	14,544,544
FHLMC	4.00	3-1-2049	3,999,431	4,437,936
FHLMC	4.00	7-1-2049	15,934,431	17,708,071
FHLMC	4.00	7-1-2049	46,482,189	51,100,640
FHLMC	4.00	11-1-2049	9,086,788	10,171,164
FHLMC	4.50	6-1-2039	221,546	255,139
FHLMC	4.50	7-1-2039	267,944	312,368
FHLMC	4.50	11-1-2048	7,445,034	8,316,290
FHLMC	4.50	3-1-2049	2,945,877	3,309,310
FHLMC	4.50	8-1-2049	26,115,751	29,140,525
FHLMC	5.00	5-1-2048	8,860,158	10,100,941
FHLMC	5.00	9-1-2048	5,933,949	6,550,233
FHLMC	5.00	3-1-2049	17,515,775	19,650,707
FHLMC	6.50	4-1-2021	57	57
FHLMC Series 1897 Class K	7.00	9-15-2026	311	346
FHLMC Series 264 Class 30	3.00	7-15-2042	13,498,626	14,554,013
FHLMC Series 4426 Class QC	1.75	7-15-2037	5,678,751	5,877,354
FHLMC Series 4705 Class A	4.50	9-15-2042	3,365,025	3,491,108
FHLMC Series 4763 Class CA	3.00	9-15-2038	1,490,257	1,612,490
FHLMC Series 4767 Class KA	3.00	3-15-2048	3,843,631	4,179,380
FHLMC Series 4786 Class DP	4.50	7-15-2042	1,358,880	1,371,620
FNMA (1 Month LIBOR +0.35%) ±	0.52	10-15-2037	18,190,895	18,186,571
FNMA %%	1.50	10-19-2035	48,900,000	49,971,598
FNMA	1.50	1-25-2043	11,077,799	11,346,551
FNMA	1.50	1-25-2043	4,454,005	4,607,913
FNMA	1.50	4-25-2043	1,369,168	1,401,466
FNMA	1.70	8-25-2033	14,115,891	14,614,480
FNMA	1.75	5-25-2043	4,765,071	4,963,116
FNMA	1.75	6-25-2046	26,747,819	27,695,535
FNMA %%	2.00	9-17-2035	44,500,000	46,300,859
FNMA %%	2.00	11-17-2035	60,900,000	63,228,949
FNMA	2.00	6-25-2038	18,468,707	19,166,218
FNMA %%	2.00	9-14-2050	1,700,000	1,752,793
FNMA %%	2.00	11-12-2050	166,600,000	171,030,819
FNMA	2.50	11-25-2044	3,234,433	3,454,733
FNMA %%	2.50	9-14-2050	1,800,000	1,894,570
FNMA %%	2.50	11-12-2050	223,100,000	233,931,208
FNMA (12 Month LIBOR +1.59%) ±	2.67	1-1-2046	14,301,679	14,844,879
FNMA (12 Month LIBOR +1.58%) ±	2.76	6-1-2045	4,005,600	4,153,392
FNMA	3.00	1-1-2043	7,172,447	7,710,093
FNMA	3.00	11-25-2043	3,517,712	3,643,620
FNMA	3.00	5-25-2048	9,020,541	9,693,000

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Core Bond Portfolio

	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.00%	7-25-2049	$6,304,390	$6,802,316
FNMA	3.00	7-25-2049	4,486,521	4,719,889
FNMA	3.00	2-1-2050	850,684	912,225
FNMA	3.00	6-1-2050	25,169,337	26,988,118
FNMA	3.50	9-1-2032	7,019,035	7,417,001
FNMA	3.50	6-1-2049	2,277,408	2,421,657
FNMA	3.50	11-1-2049	19,421,189	20,470,593
FNMA	4.00	9-1-2033	3,916,655	4,185,116
FNMA	4.00	12-1-2036	318,700	350,366
FNMA	4.00	10-1-2037	2,199,631	2,378,642
FNMA	4.00	5-1-2038	677,023	726,314
FNMA	4.00	2-1-2042	2,997,270	3,323,758
FNMA	4.00	9-1-2045	1,153,722	1,315,735
FNMA	4.00	1-1-2046	7,552,904	8,612,957
FNMA	4.00	10-1-2046	527,233	570,549
FNMA	4.00	12-1-2046	757,239	821,824
FNMA	4.00	1-1-2047	5,277,195	5,696,657
FNMA	4.00	2-1-2047	5,580,651	6,248,746
FNMA	4.00	4-1-2047	703,405	801,701
FNMA	4.00	4-1-2047	738,746	793,213
FNMA	4.00	4-1-2047	894,501	980,971
FNMA	4.00	9-1-2047	2,913,255	3,152,494
FNMA	4.00	10-1-2047	687,722	783,837
FNMA	4.00	10-1-2047	717,945	810,007
FNMA	4.00	10-1-2047	2,185,524	2,364,690
FNMA	4.00	11-1-2047	332,056	359,277
FNMA	4.00	11-1-2047	751,762	813,839
FNMA	4.00	2-1-2048	3,865,764	4,326,552
FNMA	4.00	3-1-2048	18,355,933	20,909,660
FNMA	4.00	7-1-2048	26,729,022	29,205,860
FNMA	4.00	9-1-2048	6,808,427	7,447,746
FNMA	4.00	10-1-2048	5,943,283	6,514,107
FNMA	4.00	11-1-2048	6,172,247	6,848,383
FNMA	4.00	12-1-2048	3,917,786	4,462,895
FNMA	4.00	1-1-2049	7,322,547	8,125,516
FNMA	4.00	2-1-2049	6,842,222	7,574,039
FNMA	4.00	3-1-2049	2,904,393	3,158,044
FNMA	4.00	4-1-2049	3,485,914	3,786,678
FNMA	4.00	5-1-2049	477,793	519,863
FNMA	4.00	5-1-2049	384,384	418,503
FNMA	4.00	5-1-2049	3,861,285	4,190,740
FNMA	4.00	5-1-2049	4,017,116	4,530,480
FNMA	4.00	5-1-2049	13,125,430	14,906,527
FNMA	4.00	6-1-2049	3,692,554	4,020,677
FNMA	4.00	6-1-2049	1,781,264	1,925,978
FNMA	4.00	11-1-2049	5,279,221	5,909,206
FNMA	4.00	12-1-2049	7,409,142	8,441,130
FNMA	4.00	12-1-2049	4,463,037	4,995,549
FNMA	4.50	5-1-2034	1,378,056	1,524,648
FNMA	4.50	6-1-2041	295,519	332,227
FNMA	4.50	3-1-2043	3,223,997	3,623,787
FNMA	4.50	3-1-2044	981,615	1,103,463
FNMA	4.50	10-1-2045	5,011,594	5,633,723
FNMA	4.50	2-1-2046	133,584	149,756
FNMA	4.50	3-1-2048	1,698,015	1,875,346
FNMA	4.50	4-1-2048	3,436,497	3,788,066
FNMA	4.50	5-1-2048	2,127,715	2,354,473
FNMA	4.50	6-1-2048	2,021,081	2,338,818
FNMA	4.50	7-1-2048	6,232,818	6,944,909
FNMA	4.50	8-1-2048	10,724,401	12,047,624
FNMA	4.50	10-1-2048	2,489,938	2,756,373
FNMA	4.50	10-1-2048	9,790,056	11,003,381
FNMA	4.50	10-1-2048	14,588,151	16,129,528
FNMA	4.50	11-1-2048	2,914,141	3,365,209
FNMA	4.50	1-1-2049	17,313,969	19,360,385

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	2-1-2049	$9,973,957	$11,205,757
FNMA	4.50	4-1-2049	3,350,147	3,708,949
FNMA	4.50	5-1-2049	1,495,089	1,655,210
FNMA	4.50	5-1-2049	8,072,819	8,788,254
FNMA	4.50	6-1-2049	7,587,665	8,584,078
FNMA	4.50	7-1-2049	7,487,110	8,470,342
FNMA	4.50	7-1-2049	11,629,394	13,065,066
FNMA	4.50	8-1-2049	7,020,229	7,942,131
FNMA	4.50	2-1-2050	2,132,716	2,360,454
FNMA	4.50	3-1-2050	7,842,363	8,872,233
FNMA	4.50	3-1-2050	13,706,171	15,398,162
FNMA	4.50	3-1-2050	879,016	972,610
FNMA	4.50	4-1-2050	2,552,711	2,906,515
FNMA	4.50	4-1-2050	4,063,498	4,702,967
FNMA	4.50	4-1-2050	2,027,666	2,244,986
FNMA	4.50	1-1-2059	11,999,989	13,554,713
FNMA	5.00	7-1-2044	524,116	584,723
FNMA	5.00	6-1-2048	12,960,917	14,993,390
FNMA	5.00	9-1-2048	2,458,105	2,746,302
FNMA	5.00	9-1-2048	815,260	908,195
FNMA	5.00	10-1-2048	131,696	148,450
FNMA	5.00	10-1-2048	6,888,048	7,968,260
FNMA	5.00	11-1-2048	4,348,633	4,789,299
FNMA	5.00	12-1-2048	6,099,501	6,765,661
FNMA	5.00	1-1-2049	9,412,356	10,527,393
FNMA	5.00	2-1-2049	24,989,801	28,908,832
FNMA	5.00	6-1-2049	37,757,610	42,680,835
FNMA	5.00	6-1-2049	2,137,527	2,353,881
FNMA	5.00	8-1-2049	45,610,916	52,764,284
FNMA	5.00	8-1-2049	24,809,549	28,459,870
FNMA	5.00	8-1-2049	2,972,075	3,275,575
FNMA	5.00	11-1-2049	8,268,269	9,248,687
FNMA	5.50	12-1-2048	5,973,148	6,821,506
FNMA	5.50	6-1-2049	15,482,251	18,112,044
FNMA	6.00	4-1-2022	1,864	2,075
FNMA	6.00	2-1-2029	2,549	2,844
FNMA	6.00	3-1-2033	29,624	34,751
FNMA	6.00	11-1-2033	10,210	12,004
FNMA Series 2005-31 Class PB	5.50	4-25-2035	250,000	285,786
FNMA Series 2017-13 Class PA	3.00	8-25-2046	4,745,520	5,083,640
FNMA Series 2017-M7 Class A2 ±±	2.96	2-25-2027	2,108,000	2,327,943
FNMA Series 2018-14 Class KC	3.00	3-25-2048	4,728,493	5,114,546
FNMA Series 2018-15 Class AB	3.00	3-25-2048	1,654,643	1,787,881
FNMA Series 2018-8 Class KL	2.50	3-25-2047	6,493,985	6,822,289
FNMA Series 414 Class A35	3.50	10-25-2042	11,331,058	12,155,161
GNMA %%	2.00	11-19-2050	137,700,000	141,976,229
GNMA %%	2.50	10-21-2050	68,000,000	71,532,812
GNMA	3.00	2-20-2050	6,692,211	7,091,803
GNMA	3.00	2-20-2050	15,183,445	16,012,276
GNMA	3.00	3-20-2050	4,594,701	4,879,211
GNMA	3.50	1-20-2048	5,522,431	5,996,386
GNMA	3.50	3-20-2049	5,019,551	5,302,422
GNMA	3.50	8-20-2049	8,647,160	9,285,828
GNMA	4.00	6-20-2047	51,926,686	55,998,442
GNMA	4.00	10-20-2047	1,623,711	1,766,128
GNMA	4.00	3-20-2048	1,604,587	1,740,355
GNMA	4.00	4-20-2048	2,666,774	2,891,698
GNMA	4.00	4-20-2048	2,174,588	2,349,948
GNMA	4.00	4-20-2048	1,712,250	1,889,925
GNMA	4.00	4-20-2048	5,695,115	6,090,990
GNMA	4.00	5-20-2048	16,391,133	17,600,189

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Core Bond Portfolio

	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	4.00%	5-20-2049	$2,987,158	$3,254,140
GNMA	4.00	6-20-2049	10,341,510	11,265,397
GNMA	4.00	7-20-2049	7,434,913	8,101,782
GNMA	4.50	8-15-2047	1,305,776	1,434,938
GNMA	4.50	6-20-2048	7,515,391	8,133,117
GNMA	4.50	2-20-2049	9,075,372	10,138,587
GNMA	4.50	3-20-2049	5,369,721	5,912,210
GNMA	4.50	3-20-2049	1,297,299	1,426,886
GNMA	4.50	4-20-2049	2,571,966	2,827,661
GNMA	4.50	5-20-2049	2,517,668	2,770,046
GNMA	4.50	5-20-2049	2,397,648	2,638,533
GNMA	4.50	5-20-2049	1,839,656	2,024,899
GNMA	5.00	12-20-2039	187,512	215,116
GNMA	5.00	11-20-2045	345,204	390,005
GNMA	5.00	3-20-2048	14,906,565	16,304,980
GNMA	5.00	5-20-2048	7,873,085	8,565,796
GNMA	5.00	6-20-2048	29,093,562	31,641,805
GNMA	5.00	7-20-2048	5,318,821	5,786,069
GNMA	5.00	8-20-2048	8,669,468	9,417,548
GNMA	5.00	12-20-2048	9,253,377	10,037,719
GNMA	5.00	1-20-2049	1,864,914	2,020,780
GNMA	5.00	1-20-2049	6,717,667	7,637,080
GNMA	5.00	2-20-2049	1,613,028	1,789,502
GNMA	5.00	3-20-2049	2,217,319	2,457,723
GNMA Series 2012-141 Class WA ±±	4.54	11-16-2041	1,333,592	1,474,115
GNMA Series 2017-167 Class BQ	2.50	8-20-2044	6,192,635	6,423,480
GNMA Series 2019-132 Class NA	3.50	9-20-2049	8,310,809	8,654,589

Total Agency Securities (Cost $2,230,803,213)				2,288,742,658

Asset-Backed Securities : 9.42%
AmeriCredit Automobile Receivables Series 2020-1 Class A2	1.10	3-20-2023	1,267,000	1,271,511
AmeriCredit Automobile Receivables Series 2020-2 Class A2	0.60	12-18-2023	9,636,000	9,645,017
Avis Budget Rental Car Funding LLC Series 2017-1A Class A 144A	3.07	9-20-2023	1,620,000	1,655,379
Avis Budget Rental Car Funding LLC Series 2019-3A Class A1 144A	2.36	3-20-2026	3,825,000	3,905,354
Avis Budget Rental Car Funding LLC Series 2020-2A 144A	2.02	2-20-2027	13,125,000	13,161,391
Capital One Multi-Asset Execution Trust Series 2016-A2 Class A2 (1 Month LIBOR +0.63%) ±	0.79	2-15-2024	8,478,000	8,509,143
Capital One Multi-Asset Execution Trust Series 2016-A7 (1 Month LIBOR +0.51%) ±	0.67	9-16-2024	5,081,000	5,104,165
CNH Equipment Trust Series 2020-A Class A3	1.16	6-16-2025	4,629,000	4,692,829
CNH Equipment Trust Series 2020-A Class A4	1.51	4-15-2027	1,297,000	1,335,087
College Avenue Student Loan Trust Series 2017-A Class A1 (1 Month LIBOR +1.65%) ±144A	1.83	11-26-2046	3,034,921	3,018,900
College Avenue Student Loan Trust Series 2018-A Class A2 144A	4.13	12-26-2047	2,151,964	2,343,045
College Avenue Student Loan Trust Series 2019- A Class A2 144A	3.28	12-28-2048	2,163,430	2,283,598
Ford Credit Auto Lease Trust Series 2020-B Class A3	0.62	8-15-2023	11,029,000	11,072,601
Ford Credit Auto Owner Trust Series 2018-1 Class A 144A	3.19	7-15-2031	16,494,000	18,206,462
Ford Credit Auto Owner Trust Series 2018-2 Class A 144A	3.47	1-15-2030	6,806,000	7,365,512
Ford Credit Auto Owner Trust Series 2019-1 Class A 144A	3.52	7-15-2030	11,868,000	13,012,591
Ford Credit Auto Owner Trust Series 2020-1 Class A 144A	2.04	8-15-2031	14,567,000	15,377,498
Ford Credit Auto Owner Trust Series 2020-A Class A3	1.04	8-15-2024	5,068,000	5,131,649
Ford Credit Auto Owner Trust Series 2020-B Class A4	0.79	11-15-2025	3,939,000	3,982,406
GM Financial Consumer Automobile Receivables Trust Series 2020-2 Class A3	1.49	12-16-2024	3,485,000	3,564,687
GM Financial Consumer Automobile Receivables Trust Series 2020-2 Class A4	1.01	7-22-2024	1,127,000	1,141,824
Mercedes Benz Auto Receivables Trust Series 2020-1 Class A3	0.55	2-18-2025	7,501,000	7,537,645
Mercedes Benz Auto Receivables Trust Series 2020-1 Class A4	0.77	10-15-2026	1,975,000	1,994,743

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Navient Student Loan Trust Series 2016-3A Class A2 (1 Month LIBOR +0.85%) ±144A	1.03%	6-25-2065	$349,335	$349,389
Navient Student Loan Trust Series 2016-AA Class A2B (1 Month LIBOR +2.15%) ±144A	2.31	12-15-2045	2,036,253	2,069,191
Navient Student Loan Trust Series 2018-A Class A2 144A	3.19	2-18-2042	1,966,170	2,005,581
Navient Student Loan Trust Series 2018-BA Class A2A 144A	3.61	12-15-2059	4,220,151	4,378,390
Navient Student Loan Trust Series 2018-CA Class A2 144A	3.52	6-16-2042	2,501,958	2,572,061
Navient Student Loan Trust Series 2018-DA Class A2A 144A	4.00	12-15-2059	10,280,000	10,859,042
Navient Student Loan Trust Series 2018-EA Class A2 144A	4.00	12-15-2059	6,822,000	7,092,331
Navient Student Loan Trust Series 2019-A Class A2A 144A	3.42	1-15-2043	11,743,000	12,065,711
Navient Student Loan Trust Series 2019-BA Class A2A 144A	3.39	12-15-2059	8,228,000	8,647,568
Navient Student Loan Trust Series 2019-CA Class A2 144A	3.13	2-15-2068	6,899,000	7,141,048
Navient Student Loan Trust Series 2019-D Class A2A 144A	3.01	12-15-2059	10,199,000	10,713,665
Navient Student Loan Trust Series 2019-D Class A2B (1 Month LIBOR +1.05%) ±144A	1.21	12-15-2059	4,627,000	4,627,192
Navient Student Loan Trust Series 2019-FA Class A2 144A	2.60	8-15-2068	11,883,000	12,273,679
Navient Student Loan Trust Series 2019-GA Class A 144A	2.40	10-15-2068	9,616,105	9,843,792
Navient Student Loan Trust Series 2020-1A Class A1B (1 Month LIBOR +1.05%) ±144A	1.20	6-25-2069	12,441,000	12,550,547
Navient Student Loan Trust Series 2020-A Class A2A 144A	2.46	11-15-2068	7,508,000	7,793,935
Navient Student Loan Trust Series 2020-A Class A2B (1 Month LIBOR +0.90%) ±144A	1.06	11-15-2068	4,776,000	4,748,581
Navient Student Loan Trust Series 2020-BA Class A2 144A	2.12	1-15-2069	4,271,000	4,334,068
Navient Student Loan Trust Series 2020-CA Class A2 144A	2.15	11-15-2068	4,211,000	4,275,112
Navient Student Loan Trust Series 2020-DA Class A 144A	1.69	5-15-2069	4,646,120	4,697,585
Navient Student Loan Trust Series 2020-EA Class A 144A	1.69	5-15-2069	1,461,854	1,478,455
Navient Student Loan Trust Series 2020-FA Class A 144A	1.22	7-15-2069	2,777,000	2,780,997
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	0.40	1-25-2037	6,439,590	6,220,629
Nelnet Student Loan Trust Series 2004-5 Class A5 (3 Month LIBOR +0.18%) ±	1.17	10-27-2036	2,345,873	2,298,794
Nelnet Student Loan Trust Series 2005-1 Class A5 (3 Month LIBOR +0.11%) ±	0.35	10-25-2033	19,612,048	18,792,735
Nelnet Student Loan Trust Series 2005-2 Class A5 (3 Month LIBOR +0.10%) ±	0.41	3-23-2037	19,092,894	18,321,392
Nelnet Student Loan Trust Series 2005-3 Class A5 (3 Month LIBOR +0.12%) ±	0.43	12-24-2035	14,487,018	13,986,303
Nelnet Student Loan Trust Series 2005-4 Class A4 (3 Month LIBOR +0.18%) ±	0.49	3-22-2032	3,420,790	3,206,571
Nelnet Student Loan Trust Series 2012-2A Class A (1 Month LIBOR +0.80%) ±144A	0.98	12-26-2033	2,393,533	2,366,266
Nelnet Student Loan Trust Series 2014-1A Class A (1 Month LIBOR +0.57%) ±144A	0.75	9-25-2041	1,817,179	1,763,533
Santander Drive Auto Receivables Trust Series 2020-1 Class A3	2.03	2-15-2024	2,240,000	2,285,789
Santander Drive Auto Receivables Trust Series 2020-2 Class A2	0.62	5-15-2023	11,172,000	11,180,370
Santander Revolving Auto Loan Trust Series 2019-A Class A 144A	2.51	1-26-2032	12,015,000	12,805,176
SLM Student Loan Trust Series 2003-1 Class A5C (3 Month LIBOR +0.75%) ±144A	1.06	12-15-2032	3,263,176	3,025,889
SLM Student Loan Trust Series 2007-2 Class A4 (3 Month LIBOR +0.06%) ±	0.30	7-25-2022	9,272,510	8,677,796
SLM Student Loan Trust Series 2008-1 Class A4A (3 Month LIBOR +1.60%) ±	1.91	12-15-2032	3,291,677	3,279,453
SLM Student Loan Trust Series 2010-1 Class A (1 Month LIBOR +0.40%) ±	0.58	3-25-2025	1,532,490	1,458,583
SLM Student Loan Trust Series 2012-1 Class A3 (1 Month LIBOR +0.95%) ±	1.13	9-25-2028	11,146,407	10,629,520
SLM Student Loan Trust Series 2012-2 Class A (1 Month LIBOR +0.70%) ±	0.88	1-25-2029	9,689,721	9,108,347
SLM Student Loan Trust Series 2012-6 Class A3 (1 Month LIBOR +0.75%) ±	0.93	5-26-2026	2,498,221	2,398,886

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Core Bond Portfolio

	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
SMB Private Education Loan Trust Series 2015-A Class A2B (1 Month LIBOR +1.00%) ±144A	1.16%	6-15-2027	$1,907,517	$1,910,583
SMB Private Education Loan Trust Series 2015-B Class A2A 144A	2.98	7-15-2027	355,653	361,381
SMB Private Education Loan Trust Series 2015-C Class A2B (1 Month LIBOR +1.40%) ±144A	1.56	7-15-2027	1,052,743	1,056,193
SMB Private Education Loan Trust Series 2016-A Class A2A 144A	2.70	5-15-2031	6,365,162	6,507,396
SMB Private Education Loan Trust Series 2016-B Class A2A 144A	2.43	2-17-2032	3,062,488	3,124,590
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) ±144A	1.61	2-17-2032	8,433,460	8,434,092
SMB Private Education Loan Trust Series 2016-C Class A2B (1 Month LIBOR +1.10%) ±144A	1.26	9-15-2034	3,286,233	3,283,004
SMB Private Education Loan Trust Series 2017-A Class A2B (1 Month LIBOR +0.90%) ±144A	1.06	9-15-2034	2,492,162	2,483,731
SMB Private Education Loan Trust Series 2018-C Class A2A 144A	3.63	11-15-2035	3,794,116	3,991,365
SMB Private Education Loan Trust Series 2019-A Class A2A 144A	3.44	7-15-2036	16,387,000	17,218,911
SMB Private Education Loan Trust Series 2020-BA Class A1A 144A	1.29	7-15-2053	12,037,000	12,021,938
SMB Private Education Loan Trust Series 2020-PTA Class A2A 144A	1.60	9-15-2054	24,582,000	24,747,469
SoFi Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	1,709,829	1,726,527
SoFi Professional Loan Program LLC Series 2016-D Class A1 (1 Month LIBOR +0.95%) ±144A	1.13	1-25-2039	288,258	288,106
SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR +0.85%) ±144A	1.03	7-25-2039	504,491	503,132
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) ±144A	0.88	3-26-2040	607,210	606,551
SoFi Professional Loan Program LLC Series 2017-D Class A2 144A	2.65	9-25-2040	442,735	453,604
SoFi Professional Loan Program LLC Series 2017-E Class A1 (1 Month LIBOR +0.50%) ±144A	0.68	11-26-2040	379,183	378,482
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	2,339,090	2,377,103
SoFi Professional Loan Program LLC Series 2018-A Class A2B 144A	2.95	2-25-2042	3,098,000	3,202,964
SoFi Professional Loan Program LLC Series 2018-B Class A2FX 144A	3.34	8-25-2047	6,978,000	7,204,928
SoFi Professional Loan Program LLC Series 2020-A Class A2 144A	2.54	5-15-2046	10,245,000	10,649,927
SoFi Professional Loan Program LLC Series 2020-C Class AFX 144A	1.95	2-15-2046	5,214,995	5,319,532
Triton Container Finance LLC Series 2020-1A Class A 144A%%	2.11	9-20-2045	4,704,000	4,703,388
Verizon Owner Trust Series 2019-C Class A1A	1.94	4-22-2024	4,429,000	4,541,725
Verizon Owner Trust Series 2020-A Class A1A	1.85	7-22-2024	9,683,000	9,945,908
Verizon Owner Trust Series 2020-B Class A	0.47	2-20-2025	15,984,000	15,978,118
Volkswagen Auto Loan Enhanced Trust Series 2020-1 Class A3	0.98	11-20-2024	5,831,000	5,900,781
Volkswagen Auto Loan Enhanced Trust Series 2020-1 Class A4	1.26	8-20-2026	2,187,000	2,240,418

Total Asset-Backed Securities (Cost $566,932,139)				575,578,836

Corporate Bonds and Notes : 25.52%

Communication Services : 2.79%

Diversified Telecommunication Services : 1.57%
AT&T Incorporated	1.65	2-1-2028	3,034,000	3,074,982
AT&T Incorporated	2.25	2-1-2032	4,034,000	4,088,814

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
AT&T Incorporated	2.30%	6-1-2027	$6,066,000	$6,432,705
AT&T Incorporated	2.75	6-1-2031	6,066,000	6,426,320
AT&T Incorporated	3.00	6-30-2022	4,656,000	4,860,086
AT&T Incorporated	3.10	2-1-2043	962,000	954,710
AT&T Incorporated	3.30	2-1-2052	3,739,000	3,701,924
AT&T Incorporated	3.50	6-1-2041	2,021,000	2,139,767
AT&T Incorporated	3.65	6-1-2051	946,000	987,714
AT&T Incorporated	3.85	6-1-2060	2,021,000	2,143,092
AT&T Incorporated	4.50	3-9-2048	3,527,000	4,131,033
AT&T Incorporated	4.85	3-1-2039	1,839,000	2,223,164
AT&T Incorporated	5.15	2-15-2050	1,752,000	2,239,581
AT&T Incorporated	5.25	3-1-2037	1,088,000	1,370,081
AT&T Incorporated	5.35	12-15-2043	910,000	1,137,693
AT&T Incorporated	5.38	10-15-2041	1,461,000	1,821,191
T-Mobile USA Incorporated 144A	1.50	2-15-2026	5,029,000	5,101,568
T-Mobile USA Incorporated 144A	2.05	2-15-2028	6,635,000	6,796,164
T-Mobile USA Incorporated 144A	2.55	2-15-2031	1,235,000	1,291,365
T-Mobile USA Incorporated 144A	3.50	4-15-2025	8,210,000	9,070,408
T-Mobile USA Incorporated 144A	3.75	4-15-2027	6,239,000	7,055,747
Verizon Communications Incorporated	3.00	3-22-2027	1,898,000	2,118,784
Verizon Communications Incorporated	3.50	11-1-2024	4,410,000	4,903,178
Verizon Communications Incorporated	4.02	12-3-2029	2,275,000	2,729,967
Verizon Communications Incorporated	4.27	1-15-2036	810,000	990,388
Verizon Communications Incorporated	4.40	11-1-2034	3,959,000	4,940,183
Verizon Communications Incorporated	4.52	9-15-2048	2,462,000	3,220,940

				95,951,549

Entertainment : 0.17%
Activision Blizzard Incorporated	1.35	9-15-2030	2,028,000	1,977,445
Activision Blizzard Incorporated	2.50	9-15-2050	2,337,000	2,192,396
The Walt Disney Company	3.50	5-13-2040	2,307,000	2,592,878
The Walt Disney Company	3.60	1-13-2051	2,071,000	2,341,455
The Walt Disney Company	3.80	5-13-2060	1,438,000	1,670,879

				10,775,053

Media : 1.05%
Charter Communications Operating LLC	4.46	7-23-2022	1,802,000	1,920,193
Charter Communications Operating LLC	4.80	3-1-2050	5,693,000	6,473,814
Comcast Corporation	1.95	1-15-2031	5,176,000	5,326,035
Comcast Corporation	2.45	8-15-2052	2,021,000	1,923,485
Comcast Corporation	2.65	8-15-2062	2,222,000	2,131,004
Comcast Corporation	2.80	1-15-2051	2,149,000	2,162,914
Comcast Corporation	3.10	4-1-2025	3,859,000	4,278,188
Comcast Corporation	3.70	4-15-2024	3,654,000	4,056,994
Comcast Corporation	3.75	4-1-2040	4,610,000	5,437,035
Comcast Corporation	3.95	10-15-2025	3,304,000	3,809,006
Comcast Corporation	4.15	10-15-2028	4,737,000	5,738,220
Comcast Corporation	4.60	10-15-2038	4,628,000	5,931,957
Time Warner Cable Incorporated	6.55	5-1-2037	1,302,000	1,737,221
ViacomCBS Incorporated	4.20	5-19-2032	5,948,000	6,750,562
ViacomCBS Incorporated	4.38	3-15-2043	551,000	587,150
ViacomCBS Incorporated	4.60	1-15-2045	350,000	380,023
ViacomCBS Incorporated	4.75	5-15-2025	3,131,000	3,614,313
ViacomCBS Incorporated	4.95	5-19-2050	67,000	77,771
ViacomCBS Incorporated	5.85	9-1-2043	1,324,000	1,648,881

				63,984,766

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Core Bond Portfolio

	Interest rate	Maturity date	Principal	Value

Consumer Discretionary : 1.82%

Auto Components : 0.07%
BorgWarner Incorporated	2.65%	7-1-2027	$4,196,000	$4,449,094

Diversified Consumer Services : 0.12%
Stanford University	1.29	6-1-2027	774,000	788,918
Yale University	0.87	4-15-2025	3,372,000	3,410,791
Yale University	1.48	4-15-2030	2,890,000	2,937,965

				7,137,674

Hotels, Restaurants & Leisure : 0.32%
GLP Capital LP	5.30	1-15-2029	1,911,000	2,113,528
GLP Capital LP / GLP Financing II Incorporated	4.00	1-15-2030	1,566,000	1,624,882
Marriott International Incorporated	4.63	6-15-2030	2,706,000	2,962,127
Marriott International Incorporated	5.75	5-1-2025	2,503,000	2,810,010
McDonald’s Corporation	1.45	9-1-2025	1,467,000	1,514,199
McDonald’s Corporation	2.13	3-1-2030	537,000	557,962
McDonald’s Corporation	3.70	1-30-2026	2,890,000	3,299,943
Starbucks Corporation	1.30	5-7-2022	2,403,000	2,440,745
Starbucks Corporation	3.35	3-12-2050	947,000	964,996
Starbucks Corporation	3.50	11-15-2050	1,447,000	1,533,089

				19,821,481

Internet & Direct Marketing Retail : 0.20%
Amazon.com Incorporated	1.50	6-3-2030	8,046,000	8,212,856
Amazon.com Incorporated	2.50	6-3-2050	2,212,000	2,225,010
Amazon.com Incorporated	2.70	6-3-2060	2,012,000	2,053,974

				12,491,840

Multiline Retail : 0.05%
Dollar General Corporation	3.50	4-3-2030	2,280,000	2,615,742
Dollar General Corporation	4.13	4-3-2050	432,000	517,541

				3,133,283

Specialty Retail : 0.75%
Advance Auto Parts Company	3.90	4-15-2030	9,902,000	10,898,680
Autonation Incorporated	4.75	6-1-2030	2,048,000	2,399,240
Autozone Incorporated	1.65	1-15-2031	4,062,000	4,009,401
Best Buy Company Incorporated	4.45	10-1-2028	1,917,000	2,266,086
Home Depot Incorporated	2.50	4-15-2027	2,335,000	2,555,326
Home Depot Incorporated	2.70	4-15-2030	2,348,000	2,599,850
Home Depot Incorporated	2.95	6-15-2029	1,074,000	1,210,848
Home Depot Incorporated	3.13	12-15-2049	5,370,000	5,879,195
Home Depot Incorporated	3.35	4-15-2050	3,874,000	4,407,497
Lowe’s Companies Incorporated	3.65	4-5-2029	1,324,000	1,532,223
Lowe’s Companies Incorporated	4.00	4-15-2025	2,048,000	2,337,350
Lowe’s Companies Incorporated	5.00	4-15-2040	2,307,000	3,052,787
O’Reilly Automotive Incorporated	4.20	4-1-2030	1,979,000	2,379,806

				45,528,289

Textiles, Apparel & Luxury Goods : 0.31%
Nike Incorporated	2.40	3-27-2025	2,790,000	3,005,535
Nike Incorporated	2.75	3-27-2027	1,861,000	2,064,505
Nike Incorporated	2.85	3-27-2030	1,834,000	2,050,340
Nike Incorporated	3.38	3-27-2050	2,275,000	2,603,702
Ralph Lauren Corporation	1.70	6-15-2022	3,277,000	3,341,795

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corporation	2.95%	6-15-2030	$5,393,000	$5,575,469

				18,641,346

Consumer Staples : 1.28%

Beverages : 0.34%
Anheuser-Busch InBev Company	4.90	2-1-2046	551,000	677,616
Anheuser-Busch InBev Worldwide Incorporated	4.60	4-15-2048	2,526,000	3,004,605
Anheuser-Busch InBev Worldwide Incorporated	4.70	2-1-2036	3,427,000	4,087,260
Anheuser-Busch InBev Worldwide Incorporated	4.15	1-23-2025	3,977,000	4,524,811
Constellation Brands Incorporated	3.20	2-15-2023	924,000	979,436
Constellation Brands Incorporated	3.70	12-6-2026	1,552,000	1,786,841
Constellation Brands Incorporated	3.75	5-1-2050	3,035,000	3,333,700
Constellation Brands Incorporated	4.40	11-15-2025	274,000	319,626
Keurig Dr Pepper Incorporated	3.80	5-1-2050	1,971,000	2,275,987

				20,989,882

Food & Staples Retailing : 0.33%
Costco Wholesale Corporation	1.60	4-20-2030	11,395,000	11,664,608
Costco Wholesale Corporation	1.75	4-20-2032	2,935,000	3,022,001
Sysco Corporation	2.40	2-15-2030	1,961,000	1,954,103
Sysco Corporation	6.60	4-1-2050	997,000	1,375,311
Walmart Incorporated	3.05	7-8-2026	1,775,000	2,001,841
Walmart Incorporated	4.05	6-29-2048	43,000	55,469

				20,073,333

Food Products : 0.28%
Bunge Limited Finance Corporation	3.75	9-25-2027	2,874,000	3,119,710
General Mills Incorporated	2.88	4-15-2030	1,360,000	1,495,391
Hormel Foods Corporation	1.80	6-11-2030	4,223,000	4,375,310
Ingredion Incorporated	3.90	6-1-2050	1,825,000	2,082,371
Mars Incorporated 144A	1.63	7-16-2032	4,892,000	4,853,940
Mars Incorporated 144A	2.45	7-16-2050	1,222,000	1,167,596

				17,094,318

Tobacco : 0.33%
Altria Group Incorporated	2.35	5-6-2025	829,000	881,763
Altria Group Incorporated	3.40	5-6-2030	2,485,000	2,737,273
Altria Group Incorporated	3.88	9-16-2046	1,659,000	1,721,616
Altria Group Incorporated	4.45	5-6-2050	3,136,000	3,582,803
BAT Capital Corporation	3.56	8-15-2027	3,773,000	4,124,183
BAT Capital Corporation	4.70	4-2-2027	4,041,000	4,681,285
BAT Capital Corporation	4.91	4-2-2030	2,068,000	2,459,005

				20,187,928

Energy : 1.52%

Oil, Gas & Consumable Fuels : 1.52%
BP Capital Markets America Incorporated	1.75	8-10-2030	3,860,000	3,827,846
BP Capital Markets America Incorporated	2.77	11-10-2050	4,646,000	4,380,850
BP Capital Markets America Incorporated	3.19	4-6-2025	4,697,000	5,173,967
BP Capital Markets America Incorporated	3.54	4-6-2027	4,733,000	5,332,283
Concho Resources Incorporated	2.40	2-15-2031	2,422,000	2,370,207
Devon Energy Corporation	5.00	6-15-2045	1,001,000	995,960
Devon Energy Corporation	5.60	7-15-2041	1,525,000	1,594,191
Diamondback Energy Incorporated	3.25	12-1-2026	3,736,000	3,831,919
Energy Transfer Operating Partners LP	6.05	6-1-2041	883,000	891,211

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Core Bond Portfolio

	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer Operating Partners LP	6.13%	12-15-2045	$742,000	$753,304
Enterprise Products Operating LLC	2.80	1-31-2030	1,618,000	1,726,849
Enterprise Products Operating LLC	3.20	2-15-2052	3,034,000	2,873,804
Enterprise Products Operating LLC	3.70	1-31-2051	1,766,000	1,789,701
Enterprise Products Operating LLC	3.95	1-31-2060	1,952,000	1,975,493
Enterprise Products Operating LLC	4.20	1-31-2050	714,000	776,779
Magellan Midstream Partners LP	3.25	6-1-2030	3,864,000	4,175,427
Marathon Petroleum Corporation	3.63	9-15-2024	4,979,000	5,367,832
Marathon Petroleum Corporation	4.40	7-15-2027	3,709,000	3,803,067
Marathon Petroleum Corporation	4.50	4-1-2048	482,000	514,284
Marathon Petroleum Corporation	4.70	5-1-2025	3,532,000	4,031,829
Marathon Petroleum Corporation	4.75	12-15-2023	1,511,000	1,674,416
MPLX LP	1.75	3-1-2026	3,025,000	3,024,083
MPLX LP	2.65	8-15-2030	4,070,000	4,031,264
Noble Energy Incorporated	3.85	1-15-2028	955,000	1,083,268
Noble Energy Incorporated	3.90	11-15-2024	2,204,000	2,444,733
Noble Energy Incorporated	4.20	10-15-2049	1,687,000	2,043,177
Noble Energy Incorporated	4.95	8-15-2047	1,393,000	1,824,275
ONEOK Incorporated	3.40	9-1-2029	387,000	380,439
Pioneer Natural Resource	1.90	8-15-2030	5,076,000	4,908,594
Plains All American Pipeline LP	3.55	12-15-2029	3,818,000	3,800,057
Plains All American Pipeline LP	4.90	2-15-2045	819,000	782,267
Sunoco Logistics Partner LP	5.30	4-1-2044	1,270,000	1,201,914
Transcontinental Gas Pipe Line Company LLC 144A	3.25	5-15-2030	1,998,000	2,180,014
Transcontinental Gas Pipe Line Company LLC 144A	3.95	5-15-2050	3,199,000	3,469,060
Williams Companies Incorporated	3.90	1-15-2025	1,338,000	1,473,113
Williams Companies Incorporated	5.40	3-4-2044	1,893,000	2,208,236

				92,715,713

Financials : 6.19%

Banks : 3.02%
Bank of America Corporation (U.S. SOFR +1.53%) ±	1.90	7-23-2031	4,792,000	4,834,641
Bank of America Corporation (3 Month LIBOR +0.87%) ±	2.46	10-22-2025	5,226,000	5,536,885
Bank of America Corporation (U.S. SOFR +2.15%) ±	2.59	4-29-2031	1,961,000	2,086,688
Bank of America Corporation (3 Month LIBOR +0.79%) ±	3.00	12-20-2023	10,021,000	10,560,980
Bank of America Corporation (3 Month LIBOR +1.09%) ±	3.09	10-1-2025	7,168,000	7,784,410
Bank of America Corporation (3 Month LIBOR +1.04%) ±	3.42	12-20-2028	12,911,000	14,428,023
Bank of America Corporation	4.13	1-22-2024	633,000	707,859
Bank of America Corporation	4.18	11-25-2027	5,347,000	6,164,362
Bank of America Corporation (3 Month LIBOR +1.31%) ±	4.27	7-23-2029	9,511,000	11,236,528
Citigroup Incorporated (U.S. SOFR +2.11%) ±	2.57	6-3-2031	7,746,000	8,185,261
Citigroup Incorporated (U.S. SOFR +1.42%) ±	2.98	11-5-2030	5,388,000	5,850,396
Citigroup Incorporated (U.S. SOFR +2.75%) ±	3.11	4-8-2026	21,694,000	23,536,983
Citigroup Incorporated	3.20	10-21-2026	3,754,000	4,179,370
Citigroup Incorporated (U.S. SOFR +3.91%) ±	4.41	3-31-2031	12,096,000	14,690,441
JPMorgan Chase & Company (U.S. SOFR +1.46%) ±	1.51	6-1-2024	19,300,000	19,737,057
JPMorgan Chase & Company (U.S. SOFR +1.89%) ±	2.18	6-1-2028	5,789,000	6,053,684
JPMorgan Chase & Company	2.95	10-1-2026	560,000	620,290
JPMorgan Chase & Company (U.S. SOFR +2.52%) ±	2.96	5-13-2031	8,019,000	8,609,169
JPMorgan Chase & Company (3 Month LIBOR +0.70%) ±	3.21	4-1-2023	6,162,000	6,426,257
JPMorgan Chase & Company (U.S. SOFR +3.79%) ±	4.49	3-24-2031	2,298,000	2,826,296
Santander Holdings USA Incorporated	3.24	10-5-2026	4,339,000	4,614,445
Santander Holdings USA Incorporated	3.40	1-18-2023	1,394,000	1,462,509
Santander Holdings USA Incorporated	3.45	6-2-2025	8,118,000	8,747,919
Santander Holdings USA Incorporated	4.40	7-13-2027	1,938,000	2,161,468
Santander Holdings USA Incorporated	4.50	7-17-2025	429,000	474,424
SVB Financial Group	3.13	6-5-2030	1,547,000	1,718,294
U.S. Bancorp	1.38	7-22-2030	1,459,000	1,444,538

				184,679,177

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Capital Markets : 1.16%
Affiliated Managers Group Incorporated	3.30%	6-15-2030	$6,035,000	$6,461,274
Ares Capital Corporation	3.88	1-15-2026	6,038,000	6,127,257
Goldman Sachs Group Incorporated (3 Month LIBOR +1.20%) ±	3.27	9-29-2025	924,000	1,006,454
Goldman Sachs Group Incorporated	3.50	4-1-2025	13,524,000	14,984,266
Goldman Sachs Group Incorporated	3.50	11-16-2026	7,668,000	8,551,609
Goldman Sachs Group Incorporated	3.85	1-26-2027	3,136,000	3,570,892
Goldman Sachs Group Incorporated	4.00	3-3-2024	815,000	902,945
Goldman Sachs Group Incorporated	6.75	10-1-2037	3,208,000	4,686,768
IntercontinentalExchange Incorporated	1.85	9-15-2032	4,418,000	4,473,062
IntercontinentalExchange Incorporated	2.65	9-15-2040	1,420,000	1,437,318
PPL Capital Funding Incorporated	3.10	5-15-2026	4,596,000	5,111,055
PPL Capital Funding Incorporated	3.40	6-1-2023	546,000	581,989
PPL Capital Funding Incorporated	4.13	4-15-2030	4,915,000	5,806,502
PPL Capital Funding Incorporated	5.00	3-15-2044	2,535,000	3,231,325
S&P Global Incorporated	1.25	8-15-2030	1,946,000	1,921,108
S&P Global Incorporated	2.30	8-15-2060	2,323,000	2,140,980

				70,994,804

Consumer Finance : 1.31%
Aviation Capital Group LLC 144A	5.50	12-15-2024	5,053,000	5,196,437
Bunge Limited Finance Corporation	1.63	8-17-2025	5,026,000	5,053,924
Daimler Finance North America LLC 144A	2.13	3-10-2025	5,271,000	5,464,077
General Motors Financial Company Incorporated	1.70	8-18-2023	6,254,000	6,291,047
General Motors Financial Company Incorporated	2.70	8-20-2027	6,286,000	6,276,325
General Motors Financial Company Incorporated	2.75	6-20-2025	10,640,000	10,987,018
General Motors Financial Company Incorporated	2.90	2-26-2025	4,792,000	4,979,171
General Motors Financial Company Incorporated	4.35	4-9-2025	1,097,000	1,199,475
General Motors Financial Company Incorporated	5.20	3-20-2023	6,262,000	6,830,502
General Motors Financial Company Incorporated	5.40	4-1-2048	2,812,000	3,082,614
Harley Davidson Financial Services Company 144A	3.35	6-8-2025	3,873,000	4,110,073
John Deere Capital Corporation	0.55	7-5-2022	5,780,000	5,809,302
John Deere Capital Corporation	1.20	4-6-2023	4,451,000	4,548,986
John Deere Capital Corporation	1.75	3-9-2027	2,667,000	2,789,335
Toyota Motor Credit Corporation	1.15	8-13-2027	3,872,000	3,876,746
Toyota Motor Credit Corporation	1.35	8-25-2023	3,692,000	3,787,882

				80,282,914

Diversified Financial Services : 0.06%
Andrew W. Mellon Foundation	0.95	8-1-2027	2,300,000	2,307,279
International Lease Finance Corporation	5.88	8-15-2022	1,443,000	1,563,245

				3,870,524

Insurance : 0.56%
American International Group Incorporated	3.40	6-30-2030	4,260,000	4,716,888
American International Group Incorporated	4.20	4-1-2028	2,835,000	3,307,070
American International Group Incorporated	4.50	7-16-2044	2,526,000	2,963,064
American International Group Incorporated	4.75	4-1-2048	3,918,000	4,771,739
American International Group Incorporated	5.25	4-2-2030	4,865,000	5,931,155
Brighthouse Financial Incorporated	4.70	6-22-2047	2,116,000	2,031,984
Fidelity National Financial Incorporated	3.40	6-15-2030	3,126,000	3,370,244
Nationwide Financial Services Incorporated 144A	3.90	11-30-2049	4,542,000	4,647,839
Nationwide Mutual Insurance Company 144A	4.35	4-30-2050	2,498,000	2,737,463

				34,477,446

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Core Bond Portfolio

	Interest rate	Maturity date	Principal	Value

Health Care : 3.29%

Biotechnology : 1.19%
AbbVie Incorporated 144A	2.30%	11-21-2022	$11,018,000	$11,449,655
AbbVie Incorporated 144A	2.60	11-21-2024	4,701,000	5,038,113
AbbVie Incorporated	2.90	11-6-2022	6,057,000	6,372,691
AbbVie Incorporated 144A	2.95	11-21-2026	1,889,000	2,077,579
AbbVie Incorporated 144A	3.20	11-21-2029	8,008,000	8,863,026
AbbVie Incorporated	3.75	11-14-2023	510,000	558,815
AbbVie Incorporated 144A	3.80	3-15-2025	7,855,000	8,781,219
AbbVie Incorporated 144A	4.05	11-21-2039	2,194,000	2,558,966
AbbVie Incorporated	4.25	11-14-2028	1,420,000	1,690,382
AbbVie Incorporated 144A	4.25	11-21-2049	5,005,000	6,024,110
AbbVie Incorporated	4.45	5-14-2046	1,393,000	1,679,155
Amgen Incorporated	2.30	2-25-2031	3,031,000	3,182,092
Amgen Incorporated	3.15	2-21-2040	2,071,000	2,186,666
Biogen Incorporated	3.15	5-1-2050	1,852,000	1,874,196
Regeneron Pharmaceutical Incorporated	1.75	9-15-2030	7,722,000	7,530,139
Regeneron Pharmaceutical Incorporated	2.80	9-15-2050	2,898,000	2,755,474

				72,622,278

Health Care Equipment & Supplies : 0.26%
Abbott Laboratories	3.75	11-30-2026	2,380,000	2,784,210
Danaher Corporation	3.35	9-15-2025	1,893,000	2,117,114
Stryker Corporation	1.15	6-15-2025	4,046,000	4,110,189
Stryker Corporation	1.95	6-15-2030	3,682,000	3,776,459
Stryker Corporation	2.90	6-15-2050	2,835,000	2,944,746

				15,732,718

Health Care Providers & Services : 0.85%
Aetna Incorporated	3.88	8-15-2047	1,497,000	1,737,918
Anthem Incorporated	2.25	5-15-2030	5,006,000	5,190,700
Anthem Incorporated	3.13	5-15-2050	2,012,000	2,110,987
Anthem Incorporated	3.65	12-1-2027	2,589,000	2,972,490
Cigna Corporation	3.40	9-17-2021	4,160,000	4,289,887
Cigna Corporation	3.40	3-1-2027	4,601,000	5,148,599
Cigna Corporation	3.88	10-15-2047	4,009,000	4,507,459
Cigna Corporation	4.38	10-15-2028	943,000	1,128,516
CVS Health Corporation	1.30	8-21-2027	5,070,000	5,038,097
CVS Health Corporation	2.70	8-21-2040	1,415,000	1,377,889
CVS Health Corporation	3.00	8-15-2026	2,039,000	2,237,129
CVS Health Corporation	3.70	3-9-2023	2,174,000	2,340,124
CVS Health Corporation	4.78	3-25-2038	1,456,000	1,783,504
HCA Incorporated	5.25	6-15-2049	1,001,000	1,250,274
UnitedHealth Group Incorporated	2.00	5-15-2030	1,079,000	1,129,616
UnitedHealth Group Incorporated	2.75	5-15-2040	2,407,000	2,538,678
UnitedHealth Group Incorporated	3.13	5-15-2060	1,001,000	1,089,541
UnitedHealth Group Incorporated	3.50	8-15-2039	646,000	748,546
UnitedHealth Group Incorporated	3.70	12-15-2025	2,039,000	2,344,409
UnitedHealth Group Incorporated	3.75	10-15-2047	1,625,000	1,939,701
UnitedHealth Group Incorporated	3.88	8-15-2059	1,033,000	1,285,319

				52,189,383

Life Sciences Tools & Services : 0.14%
Thermo Fisher Scientific Incorporated	4.50	3-25-2030	7,045,000	8,761,118

Pharmaceuticals : 0.85%
Bristol Myers Squibb Company	3.20	6-15-2026	3,818,000	4,340,867
Bristol Myers Squibb Company	3.40	7-26-2029	2,471,000	2,883,610
Bristol Myers Squibb Company	3.45	11-15-2027	2,726,000	3,131,371
Bristol Myers Squibb Company	3.90	2-20-2028	2,922,000	3,407,580
Bristol Myers Squibb Company	4.25	10-26-2049	1,538,000	2,041,563

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Company	3.88%	8-15-2025	$2,103,000	$2,420,928
Bristol-Myers Squibb Company	4.35	11-15-2047	906,000	1,207,825
Eli Lilly and Company	2.25	5-15-2050	2,863,000	2,713,341
Eli Lilly and Company	2.50	9-15-2060	2,900,000	2,751,146
Johnson & Johnson	1.30	9-1-2030	1,938,000	1,958,762
Johnson & Johnson	2.10	9-1-2040	679,000	676,845
Johnson & Johnson	2.45	9-1-2060	969,000	945,705
Merck & Company Incorporated	1.45	6-24-2030	3,955,000	4,011,497
Merck & Company Incorporated	2.35	6-24-2040	1,374,000	1,396,076
Merck & Company Incorporated	2.45	6-24-2050	1,374,000	1,370,434
Merck & Company Incorporated	3.70	2-10-2045	1,315,000	1,597,089
Pfizer Incorporated	2.55	5-28-2040	2,876,000	3,002,475
Pfizer Incorporated	2.70	5-28-2050	892,000	925,634
Pfizer Incorporated	2.80	3-11-2022	1,816,000	1,885,253
Royalty Pharma plc 144A%%	0.75	9-2-2023	2,909,000	2,907,404
Royalty Pharma plc 144A%%	1.20	9-2-2025	2,909,000	2,900,714
Royalty Pharma plc 144A%%	3.55	9-2-2050	1,356,000	1,299,557
The Upjohn Company 144A	4.00	6-22-2050	1,935,000	2,106,934

				51,882,610

Industrials : 1.55%

Aerospace & Defense : 0.61%
General Dynamics Corporation	4.25	4-1-2040	787,000	987,042
Northrop Grumman Corporation	2.55	10-15-2022	5,975,000	6,250,312
Northrop Grumman Corporation	2.93	1-15-2025	265,000	289,138
Northrop Grumman Corporation	3.25	8-1-2023	5,507,000	5,963,003
Northrop Grumman Corporation	3.25	1-15-2028	3,409,000	3,854,678
Northrop Grumman Corporation	4.03	10-15-2047	1,961,000	2,388,168
Northrop Grumman Corporation	5.15	5-1-2040	2,944,000	3,979,807
The Boeing Company	2.70	2-1-2027	2,222,000	2,156,037
The Boeing Company	2.95	2-1-2030	2,022,000	1,970,987
The Boeing Company	3.75	2-1-2050	2,150,000	1,923,145
The Boeing Company	5.15	5-1-2030	984,000	1,101,751
United Technologies Corporation	3.65	8-16-2023	387,000	421,331
United Technologies Corporation	3.95	8-16-2025	2,721,000	3,112,562
United Technologies Corporation	4.45	11-16-2038	2,535,000	3,126,162

				37,524,123

Airlines : 0.18%
Southwest Airlines Company	4.75	5-4-2023	4,041,000	4,311,431
Southwest Airlines Company	5.13	6-15-2027	6,062,000	6,611,313

				10,922,744

Industrial Conglomerates : 0.23%
Alphabet Incorporated	1.90	8-15-2040	1,348,000	1,310,682
Alphabet Incorporated	2.25	8-15-2060	2,698,000	2,562,576
General Electric Company	3.10	1-9-2023	660,000	695,759
General Electric Company	3.45	5-1-2027	5,620,000	5,966,603
General Electric Company	3.63	5-1-2030	2,885,000	2,970,036
General Electric Company	5.88	1-14-2038	314,000	362,610

				13,868,266

Machinery : 0.11%
Deere & Company	2.75	4-15-2025	3,941,000	4,312,398
Deere & Company	3.75	4-15-2050	1,734,000	2,127,518

				6,439,916

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Core Bond Portfolio

	Interest rate	Maturity date	Principal	Value

Road & Rail : 0.37%
Burlington Northern Santa Fe LLC	3.05%	2-15-2051	$1,352,000	$1,486,925
CSX Corporation	4.30	3-1-2048	238,000	299,988
CSX Corporation	4.75	11-15-2048	1,311,000	1,759,414
Union Pacific Corporation	2.15	2-5-2027	2,990,000	3,184,194
Union Pacific Corporation	2.40	2-5-2030	3,700,000	3,997,621
Union Pacific Corporation	2.95	3-1-2022	3,349,000	3,478,660
Union Pacific Corporation	3.15	3-1-2024	1,602,000	1,734,319
Union Pacific Corporation	3.25	2-5-2050	4,751,000	5,205,121
Union Pacific Corporation	3.75	2-5-2070	601,000	677,502
Union Pacific Corporation	4.30	3-1-2049	496,000	637,838

				22,461,582

Transportation Infrastructure : 0.05%
Crowley Conro LLC	4.18	8-15-2043	2,667,033	3,343,971

Information Technology : 2.48%

Electronic Equipment, Instruments & Components : 0.09%
Flex Limited	4.88	5-12-2030	5,079,000	5,780,845

IT Services : 0.39%
Fiserv Incorporated	3.20	7-1-2026	3,240,000	3,631,832
Fiserv Incorporated	3.50	7-1-2029	3,468,000	3,944,343
Fiserv Incorporated	4.20	10-1-2028	323,000	384,101
IBM Corporation	3.30	5-15-2026	1,095,000	1,243,014
IBM Corporation	4.15	5-15-2039	1,364,000	1,671,913
Paypal Holdings Incorporated	1.35	6-1-2023	5,215,000	5,336,112
Paypal Holdings Incorporated	1.65	6-1-2025	7,300,000	7,578,220

				23,789,535

Semiconductors & Semiconductor Equipment : 0.94%
Broadcom Incorporated	3.15	11-15-2025	10,576,000	11,448,932
Broadcom Incorporated	3.88	1-15-2027	4,578,000	5,073,032
Broadcom Incorporated	4.15	11-15-2030	5,995,000	6,742,488
Broadcom Incorporated	4.25	4-15-2026	3,240,000	3,673,610
Broadcom Incorporated	4.70	4-15-2025	4,760,000	5,439,672
Intel Corporation	4.60	3-25-2040	1,920,000	2,543,764
KLA Corporation	3.30	3-1-2050	2,571,000	2,726,336
Micron Technology Incorporated	2.50	4-24-2023	5,966,000	6,229,863
NVIDIA Corporation	2.85	4-1-2030	3,008,000	3,352,832
NVIDIA Corporation	3.50	4-1-2050	6,825,000	7,714,946
Texas Instruments Incorporated	1.38	3-12-2025	2,394,000	2,482,199

				57,427,674

Software : 0.56%
Adobe Incorporated	2.30	2-1-2030	2,915,000	3,148,939
Microsoft Corporation	2.53	6-1-2050	1,555,000	1,626,821
Microsoft Corporation	2.68	6-1-2060	2,435,000	2,558,735
Microsoft Corporation	2.88	2-6-2024	1,151,000	1,242,127
Microsoft Corporation	4.10	2-6-2037	1,907,000	2,454,554
Oracle Corporation	2.63	2-15-2023	2,503,000	2,632,250
Oracle Corporation	2.80	4-1-2027	5,771,000	6,330,526
Oracle Corporation	2.95	11-15-2024	1,338,000	1,460,593
Oracle Corporation	3.80	11-15-2037	1,365,000	1,580,413
Oracle Corporation	3.85	4-1-2060	3,186,000	3,675,794
Oracle Corporation	4.00	11-15-2047	2,908,000	3,419,057
Servicenow Incorporated	1.40	9-1-2030	4,062,000	3,989,161
				34,118,970

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Technology Hardware, Storage & Peripherals : 0.50%
Apple Incorporated	2.05%	9-11-2026	$6,062,000	$6,517,051
Apple Incorporated	2.55	8-20-2060	4,454,000	4,350,133
Apple Incorporated	2.65	5-11-2050	3,695,000	3,795,827
Apple Incorporated	3.20	5-13-2025	1,388,000	1,556,160
Apple Incorporated	4.25	2-9-2047	1,652,000	2,170,565
Dell International LLC 144A	4.90	10-1-2026	962,000	1,088,446
Dell International LLC 144A	5.30	10-1-2029	1,925,000	2,195,475
Dell International LLC 144A	6.10	7-15-2027	1,927,000	2,267,847
HP Incorporated	2.20	6-17-2025	6,066,000	6,409,160

				30,350,664

Materials : 0.74%

Chemicals : 0.14%
Dow Chemical Corporation	2.10	11-15-2030	5,812,000	5,737,169
Dow Chemical Corporation	3.60	11-15-2050	2,397,000	2,455,173
DuPont de Nemours Incorporated	4.21	11-15-2023	315,000	348,015

				8,540,357

Containers & Packaging : 0.04%
International Paper Company	4.40	8-15-2047	1,898,000	2,279,290

Metals & Mining : 0.34%
Barrick Gold Finance Company LLC	5.70	5-30-2041	2,307,000	3,252,022
Barrick North America Finance LLC	5.75	5-1-2043	878,000	1,277,253
Newmont Mining Corporation	2.25	10-1-2030	3,022,000	3,154,978
Nucor Corporation	2.00	6-1-2025	2,016,000	2,114,691
Nucor Corporation	2.70	6-1-2030	2,016,000	2,168,367
Reliance Steel & Aluminum Company	1.30	8-15-2025	1,604,000	1,607,398
Reliance Steel & Aluminum Company	2.15	8-15-2030	4,153,000	4,111,315
Steel Dynamics Incorporated	2.40	6-15-2025	1,465,000	1,542,216
Steel Dynamics Incorporated	3.25	1-15-2031	1,465,000	1,572,926

				20,801,166

Paper & Forest Products : 0.22%
Georgia Pacific LLC 144A	1.75	9-30-2025	6,376,000	6,664,649
Georgia Pacific LLC 144A	2.10	4-30-2027	3,076,000	3,239,311
Georgia Pacific LLC 144A	2.30	4-30-2030	3,271,000	3,470,704

				13,374,664

Real Estate : 1.18%

Equity REITs : 0.96%
Agree LP	2.90	10-1-2030	1,412,000	1,448,426
Crown Castle International Corporation	3.30	7-1-2030	5,425,000	6,020,627
Crown Castle International Corporation	4.00	3-1-2027	942,000	1,082,282
Equinix Incorporated	2.63	11-18-2024	2,549,000	2,727,812
Equinix Incorporated	2.90	11-18-2026	5,320,000	5,807,099
Healthpeak Properties	2.88	1-15-2031	1,915,000	2,042,969
Kilroy Realty LP	2.50	11-15-2032	2,425,000	2,373,669
Kimco Realty Corporation	1.90	3-1-2028	2,019,000	1,985,914
Mid-America Apartments LP	1.70	2-15-2031	1,785,000	1,754,452
Mid-America Apartments LP	3.60	6-1-2027	279,000	313,177
Mid-America Apartments LP	3.75	6-15-2024	4,428,000	4,814,491
Mid-America Apartments LP	3.95	3-15-2029	1,902,000	2,205,772
Mid-America Apartments LP	4.00	11-15-2025	2,316,000	2,631,182
Mid-America Apartments LP	4.30	10-15-2023	1,939,000	2,119,779
Realty Income Corporation	3.25	1-15-2031	4,319,000	4,799,356

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Core Bond Portfolio

	Interest rate	Maturity date	Principal	Value

Equity REITs (continued)
Regency Centers LP	2.95%	9-15-2029	$4,114,000	$4,239,145
Store Capital Corporation	4.50	3-15-2028	7,122,000	7,524,484
Store Capital Corporation	4.63	3-15-2029	2,412,000	2,571,573
VEREIT Operating Partnership LP	3.40	1-15-2028	2,012,000	2,082,260

				58,544,469

Real Estate Management & Development : 0.22%
Federal Realty Investment Trust	3.95	1-15-2024	2,999,000	3,251,366
Highwoods Realty LP	2.60	2-1-2031	2,227,000	2,212,628
Spirit Realty LP	3.20	2-15-2031	4,487,000	4,382,064
Spirit Realty LP	3.40	1-15-2030	2,280,000	2,269,470
Spirit Realty LP	4.00	7-15-2029	1,097,000	1,148,909
Spirit Realty LP	4.45	9-15-2026	229,000	247,741

				13,512,178

Utilities : 2.75%

Electric Utilities : 1.76%
Alabama Power Company	3.45	10-1-2049	2,630,000	3,007,481
Arizona Public Service Company	3.15	5-15-2025	3,873,000	4,271,538
Duke Energy Corporation	1.80	9-1-2021	3,987,000	4,040,879
Duke Energy Corporation	2.45	6-1-2030	3,113,000	3,283,415
Duke Energy Corporation	2.65	9-1-2026	2,471,000	2,697,261
Duke Energy Ohio LLC	2.13	6-1-2030	2,894,000	3,059,062
Duke Energy Progress Incorporated	2.50	8-15-2050	2,320,000	2,279,723
Evergy Incorporated	2.45	9-15-2024	3,536,000	3,751,987
Evergy Incorporated	2.90	9-15-2029	2,512,000	2,716,624
Evergy Kansas Central Incorporated	3.45	4-15-2050	5,120,000	5,862,770
Evergy Metro Incorporated	2.25	6-1-2030	3,859,000	4,111,476
Exelon Corporation	4.70	4-15-2050	3,495,000	4,487,434
FirstEnergy Corporation	1.60	1-15-2026	10,000	9,907
FirstEnergy Corporation	3.90	7-15-2027	3,536,000	3,876,910
FirstEnergy Corporation	4.25	3-15-2023	3,841,000	4,073,955
Interstate Power & Light Company	3.50	9-30-2049	1,452,000	1,633,670
ITC Holdings Corporation	2.70	11-15-2022	3,809,000	3,977,562
Metropolitan Edison Company 144A	4.30	1-15-2029	2,990,000	3,520,325
Mississippi Power Company	3.95	3-30-2028	4,646,000	5,314,479
Mississippi Power Company	4.25	3-15-2042	2,790,000	3,294,167
Oncor Electric Delivery Company LLC	3.70	11-15-2028	2,890,000	3,401,729
Pacific Gas & Electric Company	2.10	8-1-2027	3,788,000	3,696,894
Pacific Gas & Electric Company	2.50	2-1-2031	5,188,000	5,041,060
Pacific Gas & Electric Company	3.30	12-1-2027	2,899,000	2,981,456
Pacific Gas & Electric Company	3.30	8-1-2040	1,270,000	1,198,968
Pacific Gas & Electric Company	3.95	12-1-2047	1,316,000	1,236,708
Pacific Gas & Electric Company	4.50	7-1-2040	958,000	1,004,873
Pacific Gas & Electric Company	4.55	7-1-2030	4,212,000	4,653,302
Pennsylvania Electric Company 144A	3.25	3-15-2028	1,602,000	1,739,044
Public Service Electric and Gas Company	2.05	8-1-2050	772,000	704,663
Public Service Electric and Gas Company	2.70	5-1-2050	4,200,000	4,356,075
South Carolina Edison Company	4.13	3-1-2048	3,086,000	3,411,022
Southern California Edison Company	2.85	8-1-2029	1,925,000	2,046,344
Southern California Edison Company	4.65	10-1-2043	906,000	1,049,208
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	1,329,000	1,459,945

				107,251,916

Ga Utilities : 0.06%
Southern Company Gas Capital Corporation	1.75	1-15-2031	3,870,000	3,831,934

Multi-Utilities : 0.93%
Ameren Corporation	3.50	1-15-2031	901,000	1,032,759
Black Hills Corporation	3.05	10-15-2029	3,264,000	3,554,595

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Multi-Utilities (continued)
Black Hills Corporation	3.88%	10-15-2049	$1,702,000	$1,944,866
CenterPoint Energy Incorporated	2.50	9-1-2022	382,000	395,666
CenterPoint Energy Incorporated	2.50	9-1-2024	4,123,000	4,387,563
CenterPoint Energy Incorporated	2.90	7-1-2050	1,306,000	1,393,071
CenterPoint Energy Incorporated	2.95	3-1-2030	1,619,000	1,780,014
CenterPoint Energy Incorporated	4.10	9-1-2047	1,848,000	2,120,296
Consumers Energy Company	2.50	5-1-2060	1,602,000	1,550,155
Dominion Resources Incorporated	2.00	8-15-2021	2,662,000	2,697,912
Dominion Resources Incorporated	2.85	8-15-2026	2,453,000	2,708,635
DTE Energy Company	1.05	6-1-2025	3,858,000	3,877,244
DTE Energy Company	2.53	10-1-2024	508,000	541,082
DTE Energy Company	2.95	3-1-2030	2,535,000	2,740,375
DTE Energy Company	2.95	3-1-2050	4,182,000	4,430,326
DTE Energy Company	3.80	3-15-2027	3,814,000	4,291,985
MidAmerican Energy Company	3.65	8-1-2048	2,012,000	2,434,100
NextEra Energy Capital Company	2.25	6-1-2030	6,030,000	6,316,233
NextEra Energy Capital Company	2.75	5-1-2025	3,255,000	3,539,838
NiSource Incorporated	0.95	8-15-2025	5,075,000	5,087,713

				56,824,428

Total Corporate Bonds and Notes (Cost $1,462,398,392)				1,559,457,213

Municipal Obligations : 0.45%

California : 0.06%

GO Revenue : 0.06%
Los Angeles CA Community College District Build America Bonds	6.75	8-1-2049	2,105,000	3,866,232

Nevada : 0.09%

Airport Revenue : 0.09%
Clark County Airport Authority Build America Bonds Series C	6.82	7-1-2045	3,365,000	5,514,326

New York : 0.12%

Airport Revenue : 0.12%
Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062	5,505,000	7,190,521

Ohio : 0.05%

Education Revenue : 0.05%
Ohio State University General Receipts Taxable Bonds Series A	4.80	6-1-2111	1,957,000	2,907,241

Texas : 0.13%

Education Revenue : 0.03%
University of Texas Financing System Bond Series B	2.44	8-15-2049	1,695,000	1,749,155

Transportation Revenue : 0.10%
North Texas Tollway Authority	6.72	1-1-2049	3,609,000	6,489,090

				8,238,245

Total Municipal Obligations (Cost $19,308,372)				27,716,565

Non-Agency Mortgage-Backed Securities : 3.84%
Angel Oak Mortgage Trust Series 2019-2 Class A1 ±±144A	3.63	3-25-2049	2,127,496	2,170,441
Angel Oak Mortgage Trust Series 2020-2 Class A1 ±±144A	2.53	1-26-2065	7,212,971	7,338,254

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Core Bond Portfolio

	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Angel Oak Mortgage Trust Series 2020-5 Class A1 ±±144A%%	1.37%	5-25-2065	$2,508,000	$2,507,998
Benchmark Mortgage Trust Series 2018-B1 Class ASB ±±	3.60	1-15-2051	1,620,000	1,808,241
Benchmark Mortgage Trust Series 2020-B18 Class A5	1.93	7-15-2053	2,988,000	3,068,649
Bunker Hill Loan Depositary Trust Series 2019-1 Class A1 144A	3.61	10-26-2048	2,823,304	2,897,933
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A	2.88	7-25-2049	4,931,866	5,034,795
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A	2.72	11-25-2059	5,769,272	5,877,744
CD Commercial Mortgage Trust Series 2016-CD1 Class A1	1.44	8-10-2049	495,288	495,666
CD Commercial Mortgage Trust Series 2017-CD4 Class A4 ±±	3.51	5-10-2050	2,986,000	3,366,280
CD Commercial Mortgage Trust Series 2017-CD4 Class ASB	3.32	5-10-2050	2,105,000	2,295,082
CD Commercial Mortgage Trust Series 2017-CD6 Class ASB	3.33	11-13-2050	5,323,000	5,857,060
CFCRE Commercial Mortgage Trust Series 2016-C3 Class A1	1.79	1-10-2048	326,273	326,507
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A1	1.96	6-15-2050	258,447	258,473
CFCRE Commercial Mortgage Trust Series 2017-C8 Class ASB	3.37	6-15-2050	2,014,000	2,190,130
Citigroup Commercial Mortgage Trust Series 2016- P5 Class A1	1.41	10-10-2049	398,567	398,766
Colt Funding LLC Series 2019-1 Class A1 ±±144A	3.71	3-25-2049	1,709,045	1,730,034
Colt Funding LLC Series 2019-2 Class A1 ±±144A	3.34	5-25-2049	3,303,228	3,335,671
Colt Funding LLC Series 2019-4 Class A1 ±±144A	2.58	11-25-2049	4,156,724	4,182,529
Colt Funding LLC Series 2020-2 Class A1 ±±144A	1.85	3-25-2065	4,473,786	4,490,749
Commercial Mortgage Pass-Through Certificate Series 2015-LC21 Class A4	3.71	7-10-2048	1,777,000	1,960,524
Commercial Mortgage Pass-Through Certificate Series 2015-LC23 Class A4	3.77	10-10-2048	3,551,000	3,976,941
Commercial Mortgage Pass-Through Certificate Series 2016-C1 Class ASB	2.97	10-10-2049	2,071,000	2,210,356
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	8,286,000	8,579,602
CSAIL Commercial Mortgage Trust Series 2015-C2 Class A4	3.50	6-15-2057	2,953,000	3,216,217
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A4	3.81	11-15-2048	2,010,200	2,237,774
CSAIL Commercial Mortgage Trust Series 2016-C5 Class ASB	3.53	11-15-2048	865,000	920,166
Deutsche Bank Commercial Mortgage Trust Series 2017-C6 Class ASB	3.12	6-10-2050	1,249,000	1,354,375
Deutsche Bank Commercial Mortgage Trust Series 2020-C9 Class A5	1.93	9-15-2053	3,993,000	4,100,517
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	1,800,673	1,821,811
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	50,387	50,470
Goldman Sachs Mortgage Securities Trust Series 2014-GCJ18 Class A3	3.80	1-10-2047	1,727,233	1,842,229
Goldman Sachs Mortgage Securities Trust Series 2015-GC28 Class A5	3.40	2-10-2048	3,534,000	3,846,026
Goldman Sachs Mortgage Securities Trust Series 2015-GC34 Class A4	3.51	10-10-2048	3,317,000	3,665,993
GS Mortgage Securities Trust Series 2014-GC18 Class A4	4.07	1-10-2047	5,804,323	6,291,964
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	6,264,936	6,712,537
JPMDB Commercial Mortgage Securities Series 2014-C23 Class A4	3.67	9-15-2047	2,419,000	2,599,020
JPMDB Commercial Mortgage Securities Series 2015-C33 Class A4	3.77	12-15-2048	1,554,714	1,739,323
JPMDB Commercial Mortgage Securities Series 2017-C5 Class ASB	3.49	3-15-2050	861,000	942,174
JPMDB Commercial Mortgage Securities Series 2018-C8 Class ASB	4.15	6-15-2051	2,714,000	3,121,475
JPMDB Commercial Mortgage Securities Series 2020-7 Class A5	2.18	5-15-2053	1,984,000	2,072,199
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-GC26 Class A4	3.49	1-15-2048	3,433,202	3,741,503
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	10,025,969	10,623,341
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class A4	3.61	5-15-2048	2,663,000	2,932,010

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB	3.28%	7-15-2050	$2,343,000	$2,552,640
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013 -C10 Class A4 ±±	4.22	7-15-2046	532,000	568,944
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C125 Class ASB	3.38	10-15-2048	1,689,000	1,784,322
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A4	3.25	2-15-2048	800,041	864,163
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.75	12-15-2047	754,000	833,702
Morgan Stanley Capital I Trust Series 2016-UB11 Class A1	1.45	8-15-2049	584,608	584,602
Morgan Stanley Capital I Trust Series 2016-UB11 Class ASB	2.61	8-15-2049	2,119,000	2,226,463
Morgan Stanley Capital I Trust Series 2020-8 Class A4	2.04	7-15-2053	2,970,000	3,048,423
New Residential Mortgage Loan Trust Series 2019-NQM2 Class A1 ±±144A	3.60	4-25-2049	2,350,613	2,396,691
New Residential Mortgage Loan Trust Series 2019-NQM4 Class A1 ±±144A	2.49	9-25-2059	3,984,034	4,059,020
SG Capital Partners Series 2019-3 Class A1 ±±144A	2.70	9-25-2059	3,906,173	3,938,677
Starwood Mortgage Residential Trust Series 2019-INV1 Class A1 ±±144A	2.61	9-27-2049	4,306,776	4,357,698
Starwood Mortgage Residential Trust Series 2020-1 Class A1 ±±144A	2.28	2-25-2050	7,345,726	7,464,774
Starwood Mortgage Residential Trust Series 2020-3 Class A1 ±±144A	1.49	4-25-2065	6,373,672	6,370,123
Verus Securitization Trust Series 2019-1 Class A1 ±±144A	3.40	12-25-2059	3,481,553	3,562,117
Verus Securitization Trust Series 2019-1 Class A1 ±±144A	3.84	2-25-2059	1,654,340	1,685,293
Verus Securitization Trust Series 2019-2 Class A1 ±±144A	2.91	7-25-2059	4,294,838	4,377,097
Verus Securitization Trust Series 2019-2 Class A1 ±±144A	3.21	5-25-2059	6,131,871	6,253,085
Verus Securitization Trust Series 2019-3 Class A1 ±±144A	2.69	11-25-2059	2,773,154	2,808,281
Verus Securitization Trust Series 2019-3 Class A1 144A	2.78	7-25-2059	8,118,556	8,248,572
Verus Securitization Trust Series 2019-4 Class A1 144A	2.64	11-25-2059	11,454,083	11,705,494
Verus Securitization Trust Series 2020-1 Class A1 144A	2.42	1-25-2060	2,588,613	2,641,148
Verus Securitization Trust Series 2020-2 Class A1 ±±144A	2.23	5-25-2060	9,506,159	9,560,792
Visio Trust Series 2019-1 Class A1 ±±144A	3.57	6-25-2054	2,253,200	2,283,719

Total Non-Agency Mortgage-Backed Securities (Cost $228,272,425)				234,365,389

U.S. Treasury Securities : 21.12%
U.S. Treasury Bond	0.38	7-31-2027	49,276,000	48,898,731
U.S. Treasury Bond	0.63	8-15-2030	40,900,000	40,561,297
U.S. Treasury Bond ##	1.13	5-15-2040	72,238,000	70,917,399
U.S. Treasury Bond	1.13	8-15-2040	33,407,000	32,650,123
U.S. Treasury Bond	1.25	5-15-2050	21,952,000	20,703,480
U.S. Treasury Bond	1.38	8-15-2050	28,563,000	27,813,221
U.S. Treasury Bond	2.50	2-15-2045	43,723,000	53,425,748
U.S. Treasury Bond	2.75	11-15-2042	63,641,000	80,911,079
U.S. Treasury Bond ##	2.88	5-15-2043	73,539,000	95,330,674
U.S. Treasury Bond ##	3.13	8-15-2044	68,578,000	92,695,490
U.S. Treasury Note ##	2.38	3-15-2022	7,606,000	7,865,971
U.S. Treasury Note	0.13	5-31-2022	33,602,000	33,590,187
U.S. Treasury Note	0.13	6-30-2022	22,213,000	22,206,058
U.S. Treasury Note	0.13	7-31-2022	32,752,000	32,740,486
U.S. Treasury Note	0.13	8-31-2022	7,669,000	7,667,502
U.S. Treasury Note	0.13	7-15-2023	35,068,000	35,046,083
U.S. Treasury Note ##	0.13	8-15-2023	240,427,000	240,239,166
U.S. Treasury Note	0.25	6-15-2023	18,871,000	18,925,549
U.S. Treasury Note	0.25	7-31-2025	56,268,000	56,219,644
U.S. Treasury Note ##	1.38	1-31-2021	93,393,000	93,856,317
U.S. Treasury Note ##	1.38	5-31-2021	107,586,000	108,569,403
U.S. Treasury Note	2.13	5-15-2022	3,363,000	3,476,107
U.S. Treasury Note	2.25	4-30-2021	28,262,000	28,653,915
U.S. Treasury Note	2.50	2-28-2026	9,513,000	10,636,352

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Core Bond Portfolio

	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note ##	3.13%	5-15-2021	$26,340,000	$26,885,320

Total U.S. Treasury Securities (Cost $1,277,367,106)				1,290,485,302

Yankee Corporate Bonds and Notes : 6.95%

Communication Services : 0.07%

Wireless Telecommunication Services : 0.07%
Vodafone Group plc	4.25	9-17-2050	3,586,000	4,162,862

Consumer Staples : 0.13%

Beverages : 0.11%
Bacardi Limited 144A	4.70	5-15-2028	3,449,000	4,016,016
Bacardi Limited 144A	5.30	5-15-2048	2,450,000	3,155,446

				7,171,462

Food & Staples Retailing : 0.02%
Alimentation Couche-Tard Incorporated 144A	3.80	1-25-2050	996,000	1,071,385

Energy : 0.81%

Energy Equipment & Services : 0.03%
Schlumberger Limited 144A	2.65	11-20-2022	1,907,000	1,979,048

Oil, Gas & Consumable Fuels : 0.78%
Ecopetrol SA	5.88	5-28-2045	2,012,000	2,283,218
Ecopetrol SA	6.88	4-29-2030	957,000	1,151,989
Enbridge Incorporated	2.50	1-15-2025	8,943,000	9,429,555
Enbridge Incorporated	3.13	11-15-2029	4,091,000	4,404,590
Equinor ASA	1.75	1-22-2026	2,894,000	3,031,441
Equinor ASA	3.25	11-18-2049	1,388,000	1,487,894
Oleoducto Central SA 144A	4.00	7-14-2027	1,234,000	1,285,828
Petroleos Mexicanos Company	2.38	4-15-2025	1,814,500	1,882,128
Petroleos Mexicanos Company	2.46	12-15-2025	4,435,750	4,616,634
Suncor Energy Incorporated	2.80	5-15-2023	4,983,000	5,251,572
Suncor Energy Incorporated	3.10	5-15-2025	4,009,000	4,390,501
Tengizchevroil LLP 144A	2.63	8-15-2025	3,395,000	3,450,379
Total Capital International SA	2.99	6-29-2041	1,566,000	1,630,862
Total Capital International SA	3.13	5-29-2050	2,954,000	3,093,061

				47,389,652

Financials : 4.81%

Banks : 2.74%
Asian Development Bank	0.63	4-7-2022	7,309,000	7,354,306
Banco Santander SA	2.75	5-28-2025	3,600,000	3,826,507
Banco Santander SA	3.49	5-28-2030	1,800,000	1,972,451
Barclays plc (1 Year Treasury Constant Maturity +1.90%) ±	2.65	6-24-2031	2,668,000	2,708,892
Barclays plc (3 Month LIBOR +3.05%) ±	5.09	6-20-2030	6,684,000	7,760,208
BNP Paribas SA (U.S. SOFR +2.07%) ±144A	2.22	6-9-2026	5,929,000	6,182,807
BNP Paribas SA (3 Month LIBOR +1.11%) ±144A	2.82	11-19-2025	11,001,000	11,715,849
BNP Paribas SA (U.S. SOFR +1.51%) ±144A	3.05	1-13-2031	2,153,000	2,324,217
Danske Bank A/S (3 Month LIBOR +1.25%) ±144A	3.00	9-20-2022	9,078,000	9,269,092
Danske Bank A/S (3 Month LIBOR +1.59%) ±144A	3.24	12-20-2025	8,694,000	9,328,281
Danske Bank A/S 144A	5.00	1-12-2022	4,619,000	4,869,174
HSBC Holdings plc (U.S. SOFR +1.54%) ±	1.65	4-18-2026	8,689,000	8,757,440
HSBC Holdings plc (U.S. SOFR +1.95%) ±	2.36	8-18-2031	2,927,000	2,959,390
Inter-American Development Bank	0.88	4-3-2025	7,459,000	7,614,300
Landwirtschaftliche Rentenbank	0.50	5-27-2025	11,578,000	11,626,558

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Banks (continued)
Lloyds Banking Group plc (1 Year Treasury Constant Maturity +1.10%) ±	1.33%	6-15-2023	$3,871,000	$3,908,121
Lloyds Banking Group plc (1 Year Treasury Constant Maturity +3.50%) ±	3.87	7-9-2025	10,241,000	11,260,377
National Australia Bank 144A	2.33	8-21-2030	5,461,000	5,453,543
Perrigo Finance plc	4.90	12-15-2044	1,656,000	1,787,157
Royal Bank Scotland Group plc (1 Year Treasury Constant Maturity +2.15%) ±	2.36	5-22-2024	1,639,000	1,696,812
Royal Bank Scotland Group plc (1 Year Treasury Constant Maturity +2.55%) ±	3.07	5-22-2028	2,969,000	3,176,874
Royal Bank Scotland Group plc (5 Year Treasury Constant Maturity +2.10%) ±	3.75	11-1-2029	2,937,000	3,099,180
Royal Bank Scotland Group plc (3 Month LIBOR +1.87%) ±	4.45	5-8-2030	2,768,000	3,251,870
Santander UK Group Holdings plc (1 Year Treasury Constant Maturity +1.25%) ±	1.53	8-21-2026	12,569,000	12,570,199
Societe Generale 144A	2.63	10-16-2024	2,188,000	2,286,588
Societe Generale 144A	2.63	1-22-2025	7,257,000	7,592,896
Societe Generale (5 Year Treasury Constant Maturity +3.00%) ±144A	3.65	7-8-2035	2,532,000	2,600,041
Swedish Export Credit Corporation	0.75	4-6-2023	9,951,000	10,055,276

				167,008,406

Capital Markets : 0.69%
Credit Suisse Group Funding Limited (U.S. SOFR +2.04%) ±144A	2.19	6-5-2026	7,231,000	7,475,622
Credit Suisse Group Funding Limited (U.S. SOFR +1.56%) ±144A	2.59	9-11-2025	1,367,000	1,430,964
Credit Suisse Group Funding Limited (3 Month LIBOR +1.20%) ±144A	3.00	12-14-2023	3,476,000	3,630,925
Credit Suisse Group Funding Limited 144A	3.57	1-9-2023	5,962,000	6,190,346
Credit Suisse Group Funding Limited	3.80	6-9-2023	3,131,000	3,381,644
MDGH GMTN BV 144A	2.88	11-7-2029	3,319,000	3,572,631
Nomura Holdings Incorporated	2.65	1-16-2025	3,450,000	3,636,609
Nomura Holdings Incorporated	2.68	7-16-2030	2,862,000	2,970,626
Nomura Holdings Incorporated	3.10	1-16-2030	9,355,000	10,014,605

				42,303,972

Diversified Financial Services : 1.32%
AerCap Ireland Capital DAC	3.50	5-26-2022	1,794,000	1,803,773
AerCap Ireland Capital DAC	3.95	2-1-2022	992,000	1,004,520
AerCap Ireland Capital DAC	4.45	4-3-2026	1,162,000	1,171,219
AerCap Ireland Capital DAC	4.63	7-1-2022	988,000	1,012,402
AerCap Ireland Capital DAC	4.88	1-16-2024	1,868,000	1,925,739
AerCap Ireland Capital DAC	6.50	7-15-2025	3,843,000	4,179,683
Brookfield Finance Incorporated	3.90	1-25-2028	3,850,000	4,356,196
Brookfield Finance Incorporated	4.35	4-15-2030	4,947,000	5,747,594
DH Europe Finance II	2.05	11-15-2022	3,017,000	3,119,975
DH Europe Finance II	2.20	11-15-2024	5,170,000	5,479,871
DH Europe Finance II	2.60	11-15-2029	6,499,000	7,069,511
DH Europe Finance II	3.40	11-15-2049	1,575,000	1,834,338
Element Fleet Management Corporation 144A	3.85	6-15-2025	3,873,000	4,087,516
GE Capital International Funding Company 144A	3.45	5-15-2025	8,161,000	8,657,476
GE Capital International Funding Company 144A	4.40	5-15-2030	1,631,000	1,719,130
GE Capital International Funding Company	4.42	11-15-2035	6,562,000	6,775,125
Trust Fibrauno 144A	4.87	1-15-2030	2,649,000	2,688,735
Trust Fibrauno 144A	6.39	1-15-2050	1,663,000	1,716,216
UBS Group AG (1 Year Treasury Constant Maturity +1.08%) ±144A	1.36	1-30-2027	6,030,000	6,084,072

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Core Bond Portfolio

	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
UBS Group Funding Switzerland AG (3 Month LIBOR +0.95%) ±144A	2.86%	8-15-2023	$9,384,000	$9,762,853

				80,195,944

Insurance : 0.16%
Arch Capital Group Limited	3.64	6-30-2050	2,508,000	2,675,411
Athene Holding Limited	6.15	4-3-2030	5,930,000	7,167,328

				9,842,739

Thrifts & Mortgage Finance : 0.06%
Nationwide Building Society (3 Month LIBOR +1.39%) ±144A	4.36	8-1-2024	3,382,000	3,702,525

Health Care : 0.38%

Pharmaceuticals : 0.38%
Astrazeneca plc	0.70	4-8-2026	5,813,000	5,761,109
Shire plc ADR	2.88	9-23-2023	3,927,000	4,181,518
Takeda Pharmaceutical	2.05	3-31-2030	4,872,000	4,945,762
Takeda Pharmaceutical	3.18	7-9-2050	3,181,000	3,232,112
Takeda Pharmaceutical	3.38	7-9-2060	1,307,000	1,349,931
Takeda Pharmaceutical	4.40	11-26-2023	3,391,000	3,789,375

				23,259,807

Industrials : 0.10%

Construction & Engineering : 0.04%
Hutama Karya Persero PT 144A	3.75	5-11-2030	2,193,000	2,399,142

Transportation Infrastructure : 0.06%
Adani Ports & Special 144A	4.20	8-4-2027	3,484,000	3,569,927

Information Technology : 0.30%

Semiconductors & Semiconductor Equipment : 0.30%
NXP BV 144A	2.70	5-1-2025	1,916,000	2,042,658
NXP BV 144A	3.15	5-1-2027	3,258,000	3,559,719
NXP BV 144A	3.40	5-1-2030	2,220,000	2,457,792
NXP BV 144A	3.88	6-18-2026	6,699,000	7,556,809
NXP BV 144A	4.30	6-18-2029	2,530,000	2,944,358

				18,561,336

Materials : 0.14%

Chemicals : 0.11%
Nutrien Limited	2.95	5-13-2030	2,589,000	2,817,281
Nutrien Limited	5.00	4-1-2049	2,922,000	3,807,067

				6,624,348

Metals & Mining : 0.03%
Teck Resources Limited 144A	3.90	7-15-2030	2,175,000	2,228,714

Real Estate : 0.05%

Real Estate Management & Development : 0.05%
Scentre Group Trust 144A	3.63	1-28-2026	2,990,000	3,194,277

Total Yankee Corporate Bonds and Notes (Cost $404,888,535)				424,665,546

Wells Fargo Core Bond Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value

Yankee Government Bonds : 1.31%
Abu Dhabi Government International 144A		2.50%	4-16-2025	$10,843,000	$11,493,038
Bermuda 144A		3.38	8-20-2050	2,234,000	2,337,881
Japan Bank for International Cooperation		1.75	10-17-2024	5,082,000	5,335,856
Republic of Colombia		3.13	4-15-2031	4,929,000	5,121,280
Republic of Indonesia		4.45	4-15-2070	2,964,000	3,635,435
Republic of Paraguay 144A		4.95	4-28-2031	3,341,000	3,858,855
Republic of Paraguay 144A		5.40	3-30-2050	3,054,000	3,845,017
Republic of Peru		2.39	1-23-2026	3,148,000	3,308,548
Republic of Peru		2.78	1-23-2031	957,000	1,040,738
State of Israel		3.38	1-15-2050	2,126,000	2,341,364
State of Israel		4.50	4-3-2120	1,948,000	2,674,764
State of Qatar 144A		3.40	4-16-2025	7,645,000	8,382,972
United Mexican States		3.25	4-16-2030	3,746,000	3,867,745
United Mexican States		3.90	4-27-2025	4,768,000	5,244,800
United Mexican States		4.50	4-22-2029	8,500,000	9,566,750
United Mexican States		4.60	2-10-2048	2,000,000	2,195,500
United Mexican States		4.75	3-8-2044	2,512,000	2,812,184
United Mexican States		5.00	4-27-2051	2,564,000	2,953,087

Total Yankee Government Bonds (Cost $72,105,578)					80,015,814

		Yield		Shares

Short-Term Investments : 7.75%

Investment Companies : 7.75%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.06		473,726,641	473,726,641

Total Short-Term Investments (Cost $473,726,641)					473,726,641

Total investments in securities (Cost $6,735,802,401)	113.82%				6,954,753,964
Other assets and liabilities, net	(13.82)				(844,260,234)

Total net assets	100.00%				$6,110,493,730

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Values, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$315,907,475	$1,328,587,296	$(1,170,768,130)	$0	$0	$90,699	$473,726,641	7.75%

Wells Fargo Core Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$2,288,742,658	$0	$2,288,742,658
Asset-backed securities	0	575,578,836	0	575,578,836
Corporate bonds and notes	0	1,559,457,213	0	1,559,457,213
Municipal obligations	0	27,716,565	0	27,716,565
Non-agency mortgage-backed securities	0	234,365,389	0	234,365,389

U.S. Treasury securities	1,290,485,302	0	0	1,290,485,302
Yankee corporate bonds and notes	0	424,665,546	0	424,665,546
Yankee government bonds	0	80,015,814	0	80,015,814
Short-term investments
Investment companies	473,726,641	0	0	473,726,641

Total assets	$1,764,211,943	$5,190,542,021	$0	$6,954,753,964

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended August 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Disciplined International Developed Markets Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Common Stocks : 97.98%

Australia : 6.89%
Afterpay Limited (Information Technology, IT Services) †	3,686	$248,590
Aristocrat Leisure Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	15,013	314,136
Aurizon Holdings Limited (Industrials, Road & Rail)	74,776	239,907
Australia & New Zealand Banking Group Limited (Financials, Banks)	47,817	644,689
BHP Billiton Limited (Materials, Metals & Mining)	46,167	1,290,854
Brambles Limited (Industrials, Commercial Services & Supplies)	62,803	513,693
Coles Group Limited (Consumer Staples, Food & Staples Retailing)	16,690	218,251
Commonwealth Bank of Australia (Financials, Banks)	25,240	1,271,084
CSL Limited (Health Care, Biotechnology)	6,289	1,326,644
Fortescue Metals Group Limited (Materials, Metals & Mining)	31,909	409,971
Goodman Group (Real Estate, Equity REITs)	28,289	382,030
Macquarie Group Limited (Financials, Capital Markets)	5,063	476,859
National Australia Bank Limited (Financials, Banks)	51,691	683,576
Newcrest Mining Limited (Materials, Metals & Mining)	17,817	419,984
REA Group Limited (Communication Services, Interactive Media & Services)	3,905	328,825
Rio Tinto Limited (Materials, Metals & Mining)	6,568	474,734
Santos Limited (Energy, Oil, Gas & Consumable Fuels)	64,713	270,624
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	10,956	258,983
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	115,926	309,514
Transurban Group (Industrials, Transportation Infrastructure)	51,266	508,939
Wesfarmers Limited (Consumer Discretionary, Multiline Retail)	21,045	737,593
Westpac Banking Corporation (Financials, Banks)	63,712	824,219
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	38,671	558,457
Woolworths Group Limited (Consumer Staples, Food & Staples Retailing)	16,681	490,524

		13,202,680

Austria : 0.09%
OMV AG (Energy, Oil, Gas & Consumable Fuels) †	5,355	174,202

Belgium : 0.93%
Ageas NV (Financials, Insurance)	6,433	270,224
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	11,792	686,783
KBC Group NV (Financials, Banks)	3,174	182,188
Proximus SA (Communication Services, Diversified Telecommunication Services)	9,170	181,545
Telenet Group Holding NV (Communication Services, Media)	5,409	210,298
UCB SA (Health Care, Pharmaceuticals)	2,110	250,588

		1,781,626

Denmark : 2.71%
A.P. Moller Maersk AS Class A (Industrials, Marine)	202	287,570
Carlsberg AS Class B (Consumer Staples, Beverages)	2,440	342,902
Christian Hansen Holding AS (Materials, Chemicals)	2,396	275,106
Coloplast AS Class B (Health Care, Health Care Equipment & Supplies)	1,858	315,294
DSV Panalpina AS (Industrials, Air Freight & Logistics)	3,720	581,708
Genmab AS (Health Care, Biotechnology) †	1,540	581,668
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	25,054	1,659,449
Novozymes AS Class B (Materials, Chemicals)	4,934	291,959
Orsted AS (Utilities, Electric Utilities) 144A	3,031	428,873
Vestas Wind Systems AS (Industrials, Electrical Equipment)	2,879	437,736

		5,202,265

Finland : 1.22%
Elisa Oyj (Communication Services, Diversified Telecommunication Services)	3,256	191,519
Fortum Oyj (Utilities, Electric Utilities)	13,818	292,115
Kone Oyj Class B (Industrials, Machinery)	4,512	386,815
Nokia Oyj (Information Technology, Communications Equipment) †	77,443	376,367
Nordea Bank AB (Financials, Banks) †	55,316	445,288

1

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Disciplined International Developed Markets Portfolio

	Shares	Value

Finland (continued)
Sampo Oyj Class A (Financials, Insurance)	7,923	$318,914
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	10,628	322,273

		2,333,291

France : 10.46%
Air Liquide SA (Materials, Chemicals)	7,353	1,220,123
Amundi SA (Financials, Capital Markets) 144A†	2,396	186,138
Arkema SA (Materials, Chemicals)	2,030	225,050
Atos Origin SA (Information Technology, IT Services) †	2,589	223,995
AXA SA (Financials, Insurance)	19,300	393,289
BNP Paribas SA (Financials, Banks) †	16,393	715,306
Bollore SA (Industrials, Air Freight & Logistics)	88,357	331,928
Capgemini SE (Information Technology, IT Services)	3,402	470,934
Carrefour SA (Consumer Staples, Food & Staples Retailing)	15,444	248,069
CNP Assurances SA (Financials, Insurance) †	13,813	184,948
Compagnie de Saint-Gobain SA (Industrials, Building Products) †	8,012	324,887
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	2,403	271,334
Credit Agricole SA (Financials, Banks) †	22,030	225,774
Danone SA (Consumer Staples, Food Products)	8,908	585,733
Dassault Systemes SA (Information Technology, Software)	1,328	250,156
Edenred SA (Industrials, Commercial Services & Supplies)	5,326	275,015
Electricite de France SA (Utilities, Electric Utilities)	12,306	129,261
Engie SA (Utilities, Multi-Utilities) †	22,625	314,680
EssilorLuxottica SA (Health Care, Health Care Equipment & Supplies) †	4,480	599,310
Gecina SA (Real Estate, Equity REITs)	2,574	353,858
Getlink SE (Industrials, Transportation Infrastructure) †	15,387	235,769
Hermes International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	439	376,880
Kering SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	871	534,879
L’Oreal SA (Consumer Staples, Personal Products)	3,111	1,027,995
Legrand SA (Industrials, Electrical Equipment)	4,347	362,606
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,553	1,665,461
Orange SA (Communication Services, Diversified Telecommunication Services)	33,880	377,218
Pernod-Ricard SA (Consumer Staples, Beverages)	2,694	461,336
Peugeot SA (Consumer Discretionary, Automobiles) †	18,464	316,629
Publicis Groupe SA (Communication Services, Media) †	5,327	186,704
Renault SA (Consumer Discretionary, Automobiles) †	6,535	185,917
Safran SA (Industrials, Aerospace & Defense) †	5,211	603,324
Sanofi SA (Health Care, Pharmaceuticals)	14,996	1,518,789
Schneider Electric SE (Industrials, Electrical Equipment)	8,533	1,056,471
Societe Generale SA (Financials, Banks) †	16,438	266,428
Sodexo SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,001	286,285
Teleperformance SE (Industrials, Professional Services)	1,264	389,769
Thales SA (Industrials, Aerospace & Defense)	2,782	217,453
Total SA (Energy, Oil, Gas & Consumable Fuels)	32,178	1,271,027
Vinci SA (Industrials, Construction & Engineering)	6,213	582,614
Vivendi SA (Communication Services, Entertainment)	12,981	368,683
Worldline SA (Information Technology, IT Services) 144A†	2,458	225,919

		20,047,944

Germany : 9.13%
adidas AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	2,537	770,809
Allianz AG (Financials, Insurance)	5,008	1,084,818
BASF SE (Materials, Chemicals)	14,321	872,614
Bayer AG (Health Care, Pharmaceuticals)	14,430	956,401
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	6,346	455,516
Beiersdorf AG (Consumer Staples, Personal Products)	2,421	279,665
Brenntag AG (Industrials, Trading Companies & Distributors)	4,420	276,706
Continental AG (Consumer Discretionary, Auto Components)	2,914	317,141
Covestro AG (Materials, Chemicals) 144A	5,315	252,818
Daimler AG (Consumer Discretionary, Automobiles)	13,648	694,552
Delivery Hero AG (Consumer Discretionary, Internet & Direct Marketing Retail) 144A†	1,714	184,127
Deutsche Bank AG (Financials, Capital Markets) †	32,965	315,694

2

Wells Fargo Disciplined International Developed Markets Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Germany (continued)
Deutsche Boerse AG (Financials, Capital Markets)	3,088	$583,714
Deutsche Post AG (Industrials, Air Freight & Logistics)	16,144	734,399
Deutsche Telekom AG (Communication Services, Diversified Telecommunication Services)	52,545	924,893
Deutsche Wohnen AG (Real Estate, Real Estate Management & Development)	5,890	313,767
E.ON SE (Utilities, Multi-Utilities)	21,904	259,039
Fresenius Medical Care AG & Company KGaA (Health Care, Health Care Providers & Services)	2,679	227,178
Fresenius SE & Company KGaA (Health Care, Health Care Providers & Services)	8,794	407,180
Heidelbergcement AG (Materials, Construction Materials)	4,140	262,932
Hochtief AG (Industrials, Construction & Engineering)	2,541	225,300
Infineon Technologies AG (Information Technology, Semiconductors & Semiconductor Equipment)	17,510	483,941
Knorr Bremse AG (Industrials, Machinery)	1,830	232,534
LANXESS AG (Materials, Chemicals)	3,626	212,071
LEG Immobilien AG (Real Estate, Real Estate Management & Development)	2,401	353,169
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	1,850	533,601
RWE AG (Utilities, Multi-Utilities)	9,412	374,019
SAP SE (Information Technology, Software)	13,818	2,276,240
Scout24 AG (Communication Services, Interactive Media & Services) 144A	2,921	271,716
Siemens AG (Industrials, Industrial Conglomerates)	10,010	1,381,609
Symrise AG (Materials, Chemicals)	2,298	316,875
Vonovia SE (Real Estate, Real Estate Management & Development)	5,454	390,512
Zalando SE (Consumer Discretionary, Internet & Direct Marketing Retail) 144A†	3,146	274,588

		17,500,138

Hong Kong : 3.20%
AIA Group Limited (Financials, Insurance)	166,400	1,713,339
BOC Hong Kong Holdings Limited (Financials, Banks)	112,500	319,347
CK Asset Holdings Limited (Real Estate, Real Estate Management & Development)	45,500	247,161
CK Hutchison Holdings Limited (Industrials, Industrial Conglomerates)	39,500	258,655
Henderson Land Development Company Limited (Real Estate, Real Estate Management & Development)	61,000	240,452
Hong Kong Exchanges & Clearing Limited (Financials, Capital Markets)	18,800	948,951
Hong Kong Land Holdings Limited (Real Estate, Real Estate Management & Development)	59,000	225,970
Jardine Strategic Holdings Limited (Industrials, Industrial Conglomerates)	9,000	180,540
Link REIT (Real Estate, Equity REITs)	55,000	437,860
New World Development Company Limited (Real Estate, Real Estate Management & Development)	105,000	545,309
Sun Hung Kai Properties Limited (Real Estate, Real Estate Management & Development)	23,000	309,231
Techtronic Industries Company Limited (Industrials, Machinery)	26,500	336,456
WH Group Limited (Consumer Staples, Food Products) 144A	219,500	189,473
Wharf Real Estate Investment Company Limited (Real Estate, Real Estate Management & Development)	41,000	170,609

		6,123,353

Ireland : 0.66%
CRH plc (Materials, Construction Materials)	10,444	386,364
DCC plc (Industrials, Industrial Conglomerates)	2,118	188,164
Flutter Entertainment plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,911	490,854
Kerry Group plc Class A (Consumer Staples, Food Products)	1,481	194,409

		1,259,791

Israel : 0.74%
Check Point Software Technologies Limited (Information Technology, Software) †	3,793	478,904
Nice Systems Limited ADR (Information Technology, Software) †	967	221,394
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals) †	20,604	203,361
Wix.com Limited (Information Technology, IT Services) †	1,729	509,415

		1,413,074

Italy : 1.79%
DiaSorin SpA (Health Care, Health Care Equipment & Supplies)	998	180,431

3

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Disciplined International Developed Markets Portfolio

	Shares	Value

Italy (continued)
Enel SpA (Utilities, Electric Utilities)	103,922	$941,152
Intesa Sanpaolo SpA (Financials, Banks) †	300,823	648,044
Poste Italiane SpA (Financials, Insurance) 144A	34,647	317,951
Recordati SpA (Health Care, Pharmaceuticals)	4,497	245,088
Snam SpA (Utilities, Gas Utilities)	84,449	432,334
Terna SpA (Utilities, Electric Utilities)	38,578	278,893
UniCredit SpA (Financials, Banks) †	38,952	383,488

		3,427,381

Japan : 24.68%
Advantest Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	3,900	186,687
Aozora Bank Limited (Financials, Banks)	11,500	206,840
Asahi Group Holdings Limited (Consumer Staples, Beverages)	7,800	273,440
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	29,800	468,320
Bandai Namco Holdings Incorporated (Consumer Discretionary, Leisure Products)	5,700	354,491
Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	7,600	193,812
Brother Industries Limited (Information Technology, Technology Hardware, Storage & Peripherals)	15,200	251,862
Canon Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	17,500	302,696
Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	24,700	305,383
Chugai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	10,700	476,936
Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	12,000	255,375
Dai-ichi Life Holdings Incorporated (Financials, Insurance)	31,400	475,973
Daiichi Sankyo Company Limited (Health Care, Pharmaceuticals)	7,200	642,198
Daikin Industries Limited (Industrials, Building Products)	3,400	640,901
Daiwa House Industry Company Limited (Real Estate, Real Estate Management & Development)	10,800	289,642
Daiwa Securities Group Incorporated (Financials, Capital Markets)	57,600	259,952
Dentsu Group Incorporated (Communication Services, Media)	8,200	215,539
East Japan Railway Company (Industrials, Road & Rail)	4,300	280,009
Eisai Company Limited (Health Care, Pharmaceuticals)	3,400	297,418
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	8,700	193,032
FANUC Corporation (Industrials, Machinery)	2,800	491,847
Fast Retailing Company Limited (Consumer Discretionary, Specialty Retail)	900	537,714
FUJIFILM Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	4,600	219,153
Fujitsu Limited (Information Technology, IT Services)	3,200	417,542
Hankyu Hanshin Holdings Incorporated (Industrials, Road & Rail)	6,000	195,156
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	12,300	409,942
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	20,900	538,508
Hoya Corporation (Health Care, Health Care Equipment & Supplies)	6,300	619,501
Iida Group Holdings Company Limited (Consumer Discretionary, Household Durables)	14,800	289,251
Itochu Corporation (Industrials, Trading Companies & Distributors)	15,200	390,853
Japan Exchange Group Incorporated (Financials, Capital Markets)	7,600	197,185
Japan Post Holding Company Limited (Financials, Insurance)	20,500	327,876
Japan Real Estate Investment Corporation (Real Estate, Equity REITs)	45	252,372
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	24,500	458,587
JFE Holdings Incorporated (Materials, Metals & Mining)	27,000	204,702
JTEKT Corporation (Consumer Discretionary, Auto Components)	32,500	251,310
Kajima Corporation (Industrials, Construction & Engineering)	18,800	234,479
Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	20,200	199,111
Kao Corporation (Consumer Staples, Personal Products)	6,300	479,958
KDDI Corporation (Communication Services, Wireless Telecommunication Services)	28,400	825,334
Keyence Corporation (Information Technology, Electronic Equipment, Instruments & Components)	2,300	948,534
Kirin Brewery Company Limited (Consumer Staples, Beverages)	10,500	206,699
Komatsu Limited (Industrials, Machinery)	14,000	304,546
Kubota Corporation (Industrials, Machinery)	20,900	378,179
Kyocera Corporation (Information Technology, Electronic Equipment, Instruments & Components)	3,300	189,653
Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	24,100	213,661
Lion Corporation (Consumer Staples, Household Products)	8,600	182,369
M3 Incorporated (Health Care, Health Care Technology)	6,300	365,217
Makita Corporation (Industrials, Machinery)	5,400	249,823
Marubeni Corporation (Industrials, Trading Companies & Distributors)	46,800	282,616
Mazda Motor Corporation (Consumer Discretionary, Automobiles)	37,200	238,833
McDonald’s Holdings Company Japan Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,300	162,017

4

Wells Fargo Disciplined International Developed Markets Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Japan (continued)
MinebeaMitsumi Incorporated (Industrials, Machinery)	10,900	$189,256
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	13,700	324,989
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	32,800	453,065
Mitsubishi Estate Company Limited (Real Estate, Real Estate Management & Development)	23,300	365,510
Mitsubishi Motors Corporation (Consumer Discretionary, Automobiles)	100,200	241,241
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	123,400	515,550
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	19,700	356,001
Mitsui Fudosan Company Limited (Real Estate, Real Estate Management & Development)	16,600	300,921
Mizuho Financial Group Incorporated (Financials, Banks)	376,600	511,307
Murata Manufacturing Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	7,900	468,413
NEC Corporation (Information Technology, IT Services)	6,500	343,058
Nexon Company Limited (Communication Services, Entertainment)	12,700	297,730
Nidec Corporation (Industrials, Electrical Equipment)	6,100	513,214
Nihon M&A Center Incorporated (Industrials, Professional Services)	4,300	214,361
Nintendo Company Limited (Communication Services, Entertainment)	1,800	964,283
Nippon Steel Corporation (Materials, Metals & Mining)	27,100	267,252
Nippon Telegraph & Telephone Corporation (Communication Services, Diversified Telecommunication Services)	19,500	443,981
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	71,000	289,256
Nitori Holdings Company Limited (Consumer Discretionary, Specialty Retail)	2,000	418,826
Nitto Denko Corporation (Materials, Chemicals)	7,400	449,946
Nomura Holdings Incorporated (Financials, Capital Markets)	87,500	449,830
Nomura Research Institute Limited (Information Technology, IT Services)	8,700	231,556
NTT DOCOMO Incorporated (Communication Services, Wireless Telecommunication Services)	22,200	620,212
Obayashi Corporation (Industrials, Construction & Engineering)	20,000	195,817
OBIC Company Limited (Information Technology, IT Services)	1,100	195,147
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	12,400	245,740
Omron Corporation (Information Technology, Electronic Equipment, Instruments & Components)	3,500	256,763
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	12,900	389,625
Oracle Corporation (Japan) (Information Technology, Software)	2,800	328,867
Oriental Land Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,300	312,486
Osaka Gas Company Limited (Utilities, Gas Utilities)	12,600	246,611
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	5,700	250,625
Panasonic Corporation (Consumer Discretionary, Household Durables)	40,300	372,085
Recruit Holdings Company Limited (Industrials, Professional Services)	20,500	779,238
Resona Holdings Incorporated (Financials, Banks)	83,500	307,464
SBI Holdings Incorporated (Financials, Capital Markets)	9,000	205,042
Secom Company Limited (Industrials, Commercial Services & Supplies)	4,300	407,001
Sekisui House Limited (Consumer Discretionary, Household Durables)	16,000	316,631
Seven & I Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	12,500	405,160
Shimamura Company Limited (Consumer Discretionary, Specialty Retail)	2,600	214,795
Shimano Incorporated (Consumer Discretionary, Leisure Products)	1,400	296,747
Shimizu Corporation (Industrials, Construction & Engineering)	25,200	194,148
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	5,200	632,602
Shionogi & Company Limited (Health Care, Pharmaceuticals)	5,100	283,277
SMC Corporation (Industrials, Machinery)	1,000	549,969
SoftBank Corporation (Communication Services, Wireless Telecommunication Services)	28,300	372,070
SoftBank Group Corporation (Communication Services, Wireless Telecommunication Services)	20,500	1,277,052
Sompo Holdings Incorporated (Financials, Insurance)	8,500	319,407
Sony Corporation (Consumer Discretionary, Household Durables)	17,800	1,396,405
Sumco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	13,000	176,500
Sumitomo Electric Industries Limited (Industrials, Electrical Equipment)	27,900	329,010
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	15,100	444,524
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	7,100	205,864
Sumitomo Realty & Development Company Limited (Real Estate, Real Estate Management & Development)	8,200	242,404
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	6,200	254,580
Sysmex Corporation (Health Care, Health Care Equipment & Supplies)	2,700	235,981
T&D Holdings Incorporated (Financials, Insurance)	44,800	469,509
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	23,400	874,669
TDK Corporation (Information Technology, Electronic Equipment, Instruments & Components)	2,200	228,693
Terumo Corporation (Health Care, Health Care Equipment & Supplies)	8,200	333,683

5

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Disciplined International Developed Markets Portfolio

	Shares	Value

Japan (continued)
Toho Company Limited Tokyo (Communication Services, Entertainment)	5,700	$216,881
Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities)	35,700	362,342
Tokio Marine Holdings Incorporated (Financials, Insurance)	8,200	378,587
Tokyo Electric Power Company Holdings Incorporated (Utilities, Electric Utilities) †	90,200	265,707
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,500	640,844
Toshiba Corporation (Industrials, Industrial Conglomerates)	6,000	173,063
Toyo Suisan Kaisha Limited (Consumer Staples, Food Products)	5,300	301,242
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	20,800	1,375,866
Trend Micro Incorporated (Information Technology, Software)	3,800	235,359
Unicharm Corporation (Consumer Staples, Household Products)	8,000	348,506
United Urban Investment Corporation (Real Estate, Equity REITs)	206	229,505
West Japan Railway Company (Industrials, Road & Rail)	4,000	210,395
Yamaha Corporation (Consumer Discretionary, Leisure Products)	4,200	205,013
Yamato Holdings Company Limited (Industrials, Air Freight & Logistics)	8,400	219,844
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	6,200	223,321
Z Holdings Corporation (Communication Services, Interactive Media & Services)	44,200	294,208

		47,289,666

Netherlands : 5.24%
Adyen NV (Information Technology, IT Services) 144A†	257	433,354
Aegon NV (Financials, Insurance)	45,304	126,130
Airbus SE (Industrials, Aerospace & Defense) †	8,114	666,567
Akzo Nobel NV (Materials, Chemicals)	3,673	363,541
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	5,633	2,112,769
Ferrari NV (Consumer Discretionary, Automobiles)	1,648	320,956
Fiat Chrysler Automobiles NV (Consumer Discretionary, Automobiles) †	25,069	276,155
ING Groep NV (Financials, Banks)	62,438	506,969
Just Eat Takeaway NV (Consumer Discretionary, Internet & Direct Marketing Retail) 144A†	2,476	275,499
Koninklijke Ahold Delhaize NV (Consumer Staples, Food & Staples Retailing)	26,042	783,768
Koninklijke DSM NV (Materials, Chemicals)	2,937	471,230
Koninklijke Philips NV (Health Care, Health Care Equipment & Supplies) †	11,844	560,203
NN Group NV (Financials, Insurance)	6,497	244,613
Prosus NV (Consumer Discretionary, Internet & Direct Marketing Retail) †	7,354	735,771
Qiagen NV (Health Care, Life Sciences Tools & Services) †	3,885	197,362
STMicroelectronics NV (Information Technology, Semiconductors & Semiconductor Equipment)	11,119	334,508
Unilever NV (Consumer Staples, Personal Products)	19,829	1,147,889
Wolters Kluwer NV (Communication Services, Media)	5,882	482,927

		10,040,211

New Zealand : 0.28%
A2 Milk Company Limited (Consumer Staples, Food Products) †	18,656	233,615
Fisher & Paykel Healthcare Corporation (Health Care, Health Care Equipment & Supplies)	11,887	295,061

		528,676

Norway : 0.43%
DNB ASA (Financials, Banks) †	15,361	246,530
Equinor ASA (Energy, Oil, Gas & Consumable Fuels)	18,470	299,387
Orkla ASA (Consumer Staples, Food Products)	26,485	269,589

		815,506

Portugal : 0.10%
Jeronimo Martins SA (Consumer Staples, Food & Staples Retailing)	11,253	184,713

Singapore : 0.88%
Ascendas REIT (Real Estate, Equity REITs)	92,900	226,694
CapitaLand Commercial Trust Limited (Real Estate, Equity REITs)	209,600	258,813
DBS Group Holdings Limited (Financials, Banks)	23,500	360,476
Mapletree Logistics Trust (Real Estate, Equity REITs)	242,300	368,646
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	40,800	259,995

6

Wells Fargo Disciplined International Developed Markets Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Singapore (continued)
Wilmar International Limited (Consumer Staples, Food Products)	66,200	$212,144

		1,686,768

Spain : 2.23%
Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)	7,399	181,183
Aena SA (Industrials, Transportation Infrastructure) 144A†	1,783	266,181
Amadeus IT Holding SA Class A (Information Technology, IT Services)	6,280	351,555
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	82,915	242,716
Banco Santander Central Hispano SA (Financials, Banks)	179,417	398,839
Cellnex Telecom SA (Communication Services, Diversified Telecommunication Services) 144A	5,194	332,723
Enagás SA (Utilities, Gas Utilities)	9,861	241,119
Endesa SA (Utilities, Electric Utilities)	9,626	266,847
Iberdrola SA (Utilities, Electric Utilities)	55,149	694,317
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	17,847	501,561
Red Eléctrica de Espana SA (Utilities, Electric Utilities)	13,166	251,779
Repsol SA (Energy, Oil, Gas & Consumable Fuels)	26,048	205,841
Telefonica SA (Communication Services, Diversified Telecommunication Services)	84,262	332,935

		4,267,596

Sweden : 3.12%
Alfa Laval AB (Industrials, Machinery) †	8,274	202,216
Assa Abloy AB Class B (Industrials, Building Products)	15,356	355,060
Atlas Copco AB Class A (Industrials, Machinery)	15,790	730,008
Epiroc AB Class A (Industrials, Machinery)	25,629	381,481
Ericsson LM Class B (Information Technology, Communications Equipment)	40,445	468,752
Essity Aktiebolag AB (Consumer Staples, Household Products) †	9,406	323,617
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	14,221	226,719
Hexagon AB Class B (Information Technology, Electronic Equipment, Instruments & Components) †	3,482	252,159
ICA Gruppen AB (Consumer Staples, Food & Staples Retailing)	4,637	227,406
Lundin Petroleum AB (Energy, Oil, Gas & Consumable Fuels)	7,191	175,747
Sandvik AB (Industrials, Machinery) †	26,254	515,379
Securitas AB Class B (Industrials, Commercial Services & Supplies) †	16,020	227,989
Skandinaviska Enskilda Banken AB Class A (Financials, Banks) †	31,534	312,577
SKF AB Class B (Industrials, Machinery)	14,074	280,836
Svenska Handelsbanken AB Class A (Financials, Banks) †	38,436	386,680
Swedbank AB Class A (Financials, Banks) †	13,297	225,393
Swedish Match AB (Consumer Staples, Tobacco)	3,522	267,352
Volvo AB Class B (Industrials, Machinery) †	22,026	420,923

		5,980,294

Switzerland : 9.91%
ABB Limited (Industrials, Electrical Equipment)	24,484	622,156
Adecco SA (Industrials, Professional Services)	6,000	313,690
Alcon Incorporated (Health Care, Health Care Equipment & Supplies) †	7,089	402,778
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,869	454,109
Credit Suisse Group AG (Financials, Capital Markets)	40,811	448,494
EMS-Chemie Holdings AG (Materials, Chemicals)	230	207,240
Geberit AG (Industrials, Building Products)	710	408,901
Givaudan SA (Materials, Chemicals)	121	507,318
Julius Baer Group Limited (Financials, Capital Markets)	6,743	322,996
Kuehne & Nagel International AG (Industrials, Marine) †	1,267	245,355
LafargeHolcim Limited (Materials, Construction Materials)	12,726	603,955
Logitech International SA (Information Technology, Technology Hardware, Storage & Peripherals)	4,128	305,142
Lonza Group AG (Health Care, Life Sciences Tools & Services)	1,089	675,121
Nestle SA (Consumer Staples, Food Products)	38,608	4,636,633
Novartis AG (Health Care, Pharmaceuticals)	29,592	2,554,743
Roche Holding AG (Health Care, Pharmaceuticals)	9,803	3,423,649
Schindler Holding AG (Industrials, Machinery)	1,150	302,528
Sika AG (Materials, Chemicals)	2,476	593,287

7

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Disciplined International Developed Markets Portfolio

	Shares	Value

Switzerland (continued)
Sonova Holding AG (Health Care, Health Care Equipment & Supplies) †	1,015	$237,034
Swiss Life Holding AG (Financials, Insurance)	624	251,823
Swisscom AG (Communication Services, Diversified Telecommunication Services)	658	363,958
UBS Group AG (Financials, Capital Markets)	56,362	684,923
Zurich Insurance Group AG (Financials, Insurance)	1,154	426,391

		18,992,224

United Kingdom : 13.29%
3i Group plc (Financials, Capital Markets)	25,844	317,584
Anglo American plc (Materials, Metals & Mining)	22,741	558,853
Ashtead Group plc (Industrials, Trading Companies & Distributors)	7,923	274,711
AstraZeneca plc (Health Care, Pharmaceuticals)	17,185	1,907,539
Aviva plc (Financials, Insurance)	107,732	406,039
BAE Systems plc (Industrials, Aerospace & Defense)	59,278	411,513
Barclays plc (Financials, Banks)	236,275	345,937
BHP Group plc (Materials, Metals & Mining)	35,921	817,643
BP plc (Energy, Oil, Gas & Consumable Fuels)	286,201	998,491
British American Tobacco plc (Consumer Staples, Tobacco)	33,544	1,130,601
Bunzl plc (Industrials, Trading Companies & Distributors)	12,362	398,789
Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	30,881	499,715
Diageo plc (Consumer Staples, Beverages)	31,212	1,042,828
Experian Group Limited plc (Industrials, Professional Services)	11,985	447,790
Ferguson plc (Industrials, Trading Companies & Distributors)	3,975	389,810
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	70,723	1,381,455
Glencore plc (Materials, Metals & Mining)	133,290	327,737
Hikma Pharmaceuticals plc (Health Care, Pharmaceuticals)	6,996	221,734
HSBC Holdings plc (Financials, Banks)	260,624	1,117,887
Imperial Brands plc (Consumer Staples, Tobacco)	19,214	320,579
Informa plc (Communication Services, Media)	40,199	221,797
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,581	322,232
Intertek Group plc (Industrials, Professional Services)	3,671	287,630
Kingfisher plc (Consumer Discretionary, Specialty Retail)	61,396	223,271
Legal & General Group plc (Financials, Insurance)	113,753	326,975
Lloyds Banking Group plc (Financials, Banks)	1,128,874	425,650
London Stock Exchange Group plc (Financials, Capital Markets)	4,638	547,845
National Grid plc (Utilities, Multi-Utilities)	52,497	587,971
Persimmon plc (Consumer Discretionary, Household Durables)	7,912	274,928
Prudential plc (Financials, Insurance)	36,967	595,959
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	11,559	1,160,280
RELX plc (Industrials, Professional Services)	29,221	663,107
Rentokil Initial plc (Industrials, Commercial Services & Supplies)	41,857	298,048
Rio Tinto plc (Materials, Metals & Mining)	16,738	1,040,943
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	65,165	959,206
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	46,173	649,594
Segro plc (Real Estate, Equity REITs)	23,693	301,238
Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)	14,018	282,892
Smiths Group plc (Industrials, Industrial Conglomerates)	13,250	245,928
Standard Chartered plc (Financials, Banks)	54,245	282,698
Tesco plc (Consumer Staples, Food & Staples Retailing)	189,748	554,109
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)	6,410	387,378
Unilever plc (Consumer Staples, Personal Products)	16,244	960,376
Vodafone Group plc (Communication Services, Wireless Telecommunication Services)	369,707	542,071

		25,459,361

Total Common Stocks (Cost $173,659,950)		187,710,760

Exchange-Traded Funds : 1.12%

United States : 1.12%
iShares MSCI China Index ETF	33,088	2,150,058

Total Exchange-Traded Funds (Cost $2,044,048)		2,150,058

8

Wells Fargo Disciplined International Developed Markets Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

		Dividend yield		Shares	Value

Preferred Stocks : 0.15%

Germany : 0.15%
Volkswagen AG (Consumer Discretionary, Automobiles) †		3.42%		1,731	$287,833

Total Preferred Stocks (Cost $268,119)					287,833

			Expiration date

Rights : 0.00%

Australia : 0.00%
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†			9-10-2020	10,539	2,876

Total Rights (Cost $0)					2,876

		Yield

Short-Term Investments : 0.30%

Investment Companies : 0.30%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.06		573,111	573,111

Total Short-Term Investments (Cost $573,111)					573,111

Total investments in securities (Cost $176,545,228)	99.55%				190,724,638
Other assets and liabilities, net	0.45				859,771

Total net assets	100.00%				$191,584,409

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

9

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$11,162,407	$12,018,930	$(22,608,226)	$0	$0	$1,022	$573,111	0.30%

Wells Fargo Disciplined International Developed Markets Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$13,202,680	$0	$0	$13,202,680
Austria	174,202	0	0	174,202
Belgium	1,781,626	0	0	1,781,626
Denmark	5,202,265	0	0	5,202,265
Finland	2,333,291	0	0	2,333,291
France	20,047,944	0	0	20,047,944
Germany	17,500,138	0	0	17,500,138
Hong Kong	6,123,353	0	0	6,123,353
Ireland	1,071,627	188,164	0	1,259,791
Israel	1,413,074	0	0	1,413,074
Italy	3,427,381	0	0	3,427,381
Japan	47,289,666	0	0	47,289,666
Netherlands	10,040,211	0	0	10,040,211
New Zealand	528,676	0	0	528,676
Norway	815,506	0	0	815,506
Portugal	184,713	0	0	184,713
Singapore	1,686,768	0	0	1,686,768
Spain	4,267,596	0	0	4,267,596
Sweden	5,980,294	0	0	5,980,294
Switzerland	18,992,224	0	0	18,992,224
United Kingdom	221,734	25,237,627	0	25,459,361
Exchange-traded funds
United States	2,150,058	0	0	2,150,058
Preferred stocks
Germany	287,833	0	0	287,833
Rights
Australia	0	2,876	0	2,876
Short-term investments
Investment companies	573,111	0	0	573,111

Total assets	$165,295,971	$25,428,667	$0	$190,724,638

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended August 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Disciplined Large Cap Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Common Stocks : 97.61%

Communication Services : 9.83%

Diversified Telecommunication Services : 1.88%
AT&T Incorporated	100,264	$2,988,870
Verizon Communications Incorporated	59,478	3,525,261

		6,514,131

Entertainment : 1.76%
Activision Blizzard Incorporated	16,120	1,346,342
Lions Gate Entertainment Class B †	59,273	537,013
Netflix Incorporated †	3,871	2,049,927
Take-Two Interactive Software Incorporated †	2,612	447,148
The Walt Disney Company	7,688	1,013,817
Zynga Incorporated Class A †	77,787	704,750

		6,098,997

Interactive Media & Services : 5.33%
Alphabet Incorporated Class A †	3,598	5,863,049
Alphabet Incorporated Class C †	3,668	5,994,172
Facebook Incorporated Class A †	22,612	6,629,838

		18,487,059

Media : 0.75%
Comcast Corporation Class A	33,509	1,501,538
Discovery Incorporated Class A †	49,870	1,100,382

		2,601,920

Wireless Telecommunication Services : 0.11%
Telephone & Data Systems Incorporated	16,893	390,735

Consumer Discretionary : 12.78%

Automobiles : 1.25%
Ford Motor Company	63,759	434,836
General Motors Company	25,712	761,847
Tesla Motors Incorporated †	6,305	3,141,908

		4,338,591

Hotels, Restaurants & Leisure : 1.31%
Chipotle Mexican Grill Incorporated †	532	697,069
Domino’s Pizza Incorporated	806	329,622
Las Vegas Sands Corporation	9,636	488,642
McDonald’s Corporation	7,231	1,543,963
Starbucks Corporation	17,464	1,475,184

		4,534,480

Household Durables : 1.28%
D.R. Horton Incorporated	15,249	1,088,321
Garmin Limited	5,204	539,186
Lennar Corporation Class A	8,442	631,630
NVR Incorporated †	318	1,325,532
Pulte Group Incorporated	19,325	861,702

		4,446,371

1

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Disciplined Large Cap Portfolio

	Shares	Value

Internet & Direct Marketing Retail : 4.49%
Amazon.com Incorporated †	4,410	$15,218,734
Etsy Incorporated †	3,068	367,240

		15,585,974

Multiline Retail : 0.88%
Dollar General Corporation	4,715	951,864
Target Corporation	13,854	2,094,863

		3,046,727

Specialty Retail : 2.79%
AutoZone Incorporated †	1,169	1,398,486
Best Buy Company Incorporated	14,477	1,605,644
Lowe’s Companies Incorporated	6,963	1,146,736
The Home Depot Incorporated	15,944	4,544,678
Tractor Supply Company	4,532	674,498
Williams-Sonoma Incorporated	3,751	329,188

		9,699,230

Textiles, Apparel & Luxury Goods : 0.78%
Lululemon Athletica Incorporated †	1,270	477,101
Nike Incorporated Class B	19,857	2,221,800

		2,698,901

Consumer Staples : 5.87%

Beverages : 0.71%
Monster Beverage Corporation †	4,797	402,276
PepsiCo Incorporated	5,147	720,889
The Coca-Cola Company	27,198	1,347,117

		2,470,282

Food & Staples Retailing : 1.93%
Costco Wholesale Corporation	8,217	2,856,722
Sprouts Farmers Market Incorporated †	19,817	462,727
Sysco Corporation	2,829	170,136
The Kroger Company	18,541	661,543
Walgreens Boots Alliance Incorporated	19,974	759,411
Walmart Incorporated	12,949	1,797,969

		6,708,508

Food Products : 0.56%
General Mills Incorporated	7,161	457,946
Pilgrim’s Pride Corporation †	40,654	650,464
Tyson Foods Incorporated Class A	13,533	849,872

		1,958,282

Household Products : 1.80%
Kimberly-Clark Corporation	8,167	1,288,426
The Procter & Gamble Company	35,750	4,945,298

		6,233,724

Personal Products : 0.26%
The Estee Lauder Companies Incorporated Class A	4,055	899,075

2

Wells Fargo Disciplined Large Cap Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Tobacco : 0.61%
Altria Group Incorporated	18,868	$825,286
Philip Morris International Incorporated	16,105	1,285,018

		2,110,304

Energy : 2.25%

Oil, Gas & Consumable Fuels : 2.25%
Chevron Corporation	28,455	2,388,228
ConocoPhillips	13,576	514,395
EOG Resources Incorporated	13,761	623,924
Exxon Mobil Corporation	65,878	2,631,167
Marathon Petroleum Corporation	22,646	803,027
Phillips 66	6,261	366,081
Valero Energy Corporation	8,926	469,418

		7,796,240

Financials : 9.53%

Banks : 2.79%
Bank of America Corporation	93,205	2,399,097
Citigroup Incorporated	19,398	991,626
Citizens Financial Group Incorporated	22,177	573,719
JPMorgan Chase & Company	28,850	2,890,482
Popular Incorporated	8,954	331,656
Prosperity Bancshares Incorporated	8,625	470,235
Signature Bank	4,504	437,023
US Bancorp	43,624	1,587,914

		9,681,752

Capital Markets : 2.36%
Ameriprise Financial Incorporated	5,795	908,656
Bank of New York Mellon Corporation	39,127	1,446,916
CME Group Incorporated	3,559	625,921
MarketAxess Holdings Incorporated	908	441,234
Morgan Stanley	23,358	1,220,689
Northern Trust Corporation	12,004	983,008
S&P Global Incorporated	1,107	405,627
SEI Investments Company	8,304	434,797
T. Rowe Price Group Incorporated	3,961	551,411
The Charles Schwab Corporation	15,655	556,222
The Goldman Sachs Group Incorporated	3,026	619,937

		8,194,418

Consumer Finance : 0.27%
Synchrony Financial	37,306	925,562

Diversified Financial Services : 2.15%
Berkshire Hathaway Incorporated Class B †	24,128	5,260,869
Equitable Holdings Incorporated	64,888	1,374,977
Jefferies Financial Group Incorporated	47,410	831,571

		7,467,417

Insurance : 1.96%
Arch Capital Group Limited †	12,409	391,380
Brighthouse Financial Incorporated †	22,805	692,360
Everest Reinsurance Group Limited	1,826	401,866
MetLife Incorporated	29,911	1,150,377

3

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Disciplined Large Cap Portfolio

	Shares	Value

Insurance (continued)
Prudential Financial Incorporated	12,955	$877,960
Reinsurance Group of America Incorporated	6,479	593,995
The Allstate Corporation	9,125	848,625
The Hartford Financial Services Group Incorporated	9,048	365,992
The Progressive Corporation	15,470	1,470,269

		6,792,824

Health Care : 14.29%

Biotechnology : 3.12%
AbbVie Incorporated	32,142	3,078,239
Amgen Incorporated	7,130	1,806,172
Biogen Incorporated †	1,728	497,042
Gilead Sciences Incorporated	20,088	1,340,874
Regeneron Pharmaceuticals Incorporated †	3,013	1,867,849
Sage Therapeutics Incorporated †	11,263	590,632
United Therapeutics Corporation †	7,939	849,155
Vertex Pharmaceuticals Incorporated †	2,868	800,516

		10,830,479

Health Care Equipment & Supplies : 3.51%
Abbott Laboratories	23,940	2,620,712
Baxter International Incorporated	10,838	943,665
Danaher Corporation	2,282	471,165
Edwards Lifesciences Corporation †	18,746	1,609,157
Intuitive Surgical Incorporated †	2,086	1,524,532
Masimo Corporation †	2,551	571,424
Medtronic plc	28,540	3,067,194
Quidel Corporation †	2,007	353,152
ResMed Incorporated	2,462	445,080
Zimmer Biomet Holdings Incorporated	4,003	563,943

		12,170,024

Health Care Providers & Services : 2.80%
AmerisourceBergen Corporation	11,078	1,074,898
Anthem Incorporated	1,194	336,135
Cardinal Health Incorporated	17,133	869,671
Centene Corporation †	5,674	347,930
Cigna Corporation	3,799	673,829
CVS Health Corporation	16,760	1,041,131
Humana Incorporated	2,975	1,235,131
McKesson Corporation	9,718	1,491,130
UnitedHealth Group Incorporated	8,489	2,653,237

		9,723,092

Health Care Technology : 0.49%
Veeva Systems Incorporated Class A †	6,032	1,702,653

Life Sciences Tools & Services : 0.30%
Thermo Fisher Scientific Incorporated	2,435	1,044,566

Pharmaceuticals : 4.07%
Bristol-Myers Squibb Company	44,523	2,769,331
Eli Lilly & Company	6,142	911,411
Johnson & Johnson	35,370	5,426,112
Merck & Company Incorporated	24,918	2,124,758
Pfizer Incorporated	75,768	2,863,273

		14,094,885

4

Wells Fargo Disciplined Large Cap Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Industrials : 7.69%

Aerospace & Defense : 1.39%
Howmet Aerospace Incorporated	20,121	$352,520
Lockheed Martin Corporation	6,327	2,469,175
Raytheon Technologies Corporation	32,837	2,003,057

		4,824,752

Air Freight & Logistics : 0.78%
Expeditors International of Washington Incorporated	10,752	950,369
United Parcel Service Incorporated Class B	10,650	1,742,553

		2,692,922

Airlines : 0.18%
Delta Air Lines Incorporated	19,737	608,886

Building Products : 0.20%
Masco Corporation	12,184	710,327

Commercial Services & Supplies : 0.63%
Copart Incorporated †	10,387	1,073,185
Waste Management Incorporated	9,737	1,110,018

		2,183,203

Construction & Engineering : 0.59%
AECOM Technology Corporation †	8,581	339,035
Quanta Services Incorporated	33,459	1,714,774

		2,053,809

Electrical Equipment : 0.78%
AMETEK Incorporated	4,572	460,400
Eaton Corporation plc	13,898	1,418,986
Rockwell Automation Incorporated	3,582	825,758

		2,705,144

Industrial Conglomerates : 0.67%
Carlisle Companies Incorporated	3,086	404,112
Honeywell International Incorporated	11,674	1,932,631

		2,336,743

Machinery : 1.17%
Cummins Incorporated	6,337	1,313,343
Illinois Tool Works Incorporated	1,923	379,889
ITT Incorporated	5,189	325,921
Oshkosh Corporation	17,530	1,349,985
The Timken Company	12,709	688,701

		4,057,839

Professional Services : 0.12%
ManpowerGroup Incorporated	5,617	411,782

Road & Rail : 0.47%
Kansas City Southern	1,949	354,796

5

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Disciplined Large Cap Portfolio

	Shares	Value

Road & Rail (continued)
Schneider National Incorporated Class B	46,974	$1,271,116

		1,625,912

Trading Companies & Distributors : 0.71%
HD Supply Holdings Incorporated †	16,948	672,158
W.W. Grainger Incorporated	4,043	1,477,433
WESCO International Incorporated †	6,924	324,389

		2,473,980

Information Technology : 28.35%

Communications Equipment : 0.90%
Arista Networks Incorporated †	1,470	328,472
Cisco Systems Incorporated	65,903	2,782,425

		3,110,897

Electronic Equipment, Instruments & Components : 0.37%
Keysight Technologies Incorporated †	6,189	609,740
SYNNEX Corporation	2,611	331,989
Zebra Technologies Corporation Class A †	1,190	340,971

		1,282,700

IT Services : 5.07%
Accenture plc Class A	9,526	2,285,573
Amdocs Limited	11,785	721,596
Cognizant Technology Solutions Corporation Class A	16,547	1,106,332
FleetCor Technologies Incorporated †	1,594	400,811
International Business Machines Corporation	9,863	1,216,207
Jack Henry & Associates Incorporated	3,388	560,443
Leidos Holdings Incorporated	3,596	325,402
MasterCard Incorporated Class A	12,341	4,420,423
PayPal Holdings Incorporated †	4,408	899,849
Science Applications International Corporation	4,247	354,455
VeriSign Incorporated †	1,470	315,756
Visa Incorporated Class A	23,452	4,971,589

		17,578,436

Semiconductors & Semiconductor Equipment : 4.99%
Applied Materials Incorporated	24,696	1,521,274
Broadcom Incorporated	5,770	2,003,056
Intel Corporation	65,227	3,323,316
KLA Corporation	2,857	586,085
Lam Research Corporation	2,633	885,583
Micron Technology Incorporated †	38,316	1,743,761
NVIDIA Corporation	9,045	4,838,894
QUALCOMM Incorporated	20,227	2,409,036

		17,311,005

Software : 9.79%
Adobe Incorporated †	5,208	2,673,735
Cadence Design Systems Incorporated †	16,575	1,838,333
Crowdstrike Holdings Incorporated Class A †	5,489	690,132
Datadog Incorporated Class A †	5,731	478,825
Fortinet Incorporated †	10,929	1,442,683
Intuit Incorporated	5,180	1,789,120
Microsoft Corporation	84,626	19,085,702
Oracle Corporation	43,571	2,493,133

6

Wells Fargo Disciplined Large Cap Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Software (continued)
Pagerduty Incorporated †	16,047	$524,255
Paycom Software Incorporated †	1,524	456,377
Salesforce.com Incorporated †	3,579	975,814
Synopsys Incorporated †	1,840	407,192
VMware Incorporated Class A †	2,401	346,800
Zoom Video Communications Incorporated †	2,415	785,117

		33,987,218

Technology Hardware, Storage & Peripherals : 7.23%
Apple Incorporated	179,316	23,138,937
Dell Technologies Incorporated †	12,820	847,146
HP Incorporated	55,933	1,093,490

		25,079,573

Materials : 1.99%

Chemicals : 0.80%
Eastman Chemical Company	8,650	632,402
LyondellBasell Industries NV Class A	14,136	925,625
NewMarket Corporation	2,326	866,412
Valvoline Incorporated	17,712	361,325

		2,785,764

Containers & Packaging : 0.22%
Avery Dennison Corporation	4,016	463,406
Packaging Corporation of America	3,075	311,313

		774,719

Metals & Mining : 0.97%
Newmont Corporation	6,695	450,440
Nucor Corporation	21,244	965,752
Reliance Steel & Aluminum Company	9,814	1,029,194
Steel Dynamics Incorporated	30,528	901,187

		3,346,573

Real Estate : 2.84%

Equity REITs : 2.84%
American Tower Corporation	8,173	2,036,303
AvalonBay Communities Incorporated	5,728	905,368
Crown Castle International Corporation	1,925	314,256
Equinix Incorporated	1,136	897,190
Essex Property Trust Incorporated	3,512	760,383
Gaming and Leisure Properties Incorporated	11,857	431,002
Invitation Homes Incorporated	41,297	1,182,333
Prologis Incorporated	21,667	2,207,001
SBA Communications Corporation	3,662	1,120,828

		9,854,664

Utilities : 2.19%

Electric Utilities : 1.08%
Exelon Corporation	14,320	528,551
NRG Energy Incorporated	37,236	1,281,291
PPL Corporation	15,825	437,245

7

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Disciplined Large Cap Portfolio

				Shares	Value

Electric Utilities (continued)
The Southern Company				28,786	$1,502,053

					3,749,140

Independent Power & Renewable Electricity Producers : 0.66%
AES Corporation				48,919	868,312
Vistra Energy Corporation				73,346	1,410,444

					2,278,756

Multi-Utilities : 0.45%
Dominion Energy Incorporated				9,337	732,394
Sempra Energy				6,796	840,320

					1,572,714

Total Common Stocks (Cost $262,893,195)					338,644,661

		Yield

Short-Term Investments : 2.05%

Investment Companies : 1.94%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.06		6,735,258	6,735,258

			Maturity date	Principal

U.S. Treasury Securities : 0.11%
U.S. Treasury Bill (z)		0.10	10-1-2020	$200,000	199,985
U.S. Treasury Bill (z)		0.12	10-22-2020	100,000	99,986
U.S. Treasury Bill (z)		0.79	9-10-2020	100,000	99,998

					399,969

Total Short-Term Investments (Cost $7,135,200)					7,135,227

Total investments in securities (Cost $270,028,395)	99.66%				345,779,888
Other assets and liabilities, net	0.34				1,164,564

Total net assets	100.00%				$346,944,452

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.

The accompanying notes are an integral part of these financial atatements.

8

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
S&P 500 E-Mini Index	38	9-18-2020	$6,137,850	$6,647,910	$0	$(510,060)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$8,289,328	$63,152,653	$(64,706,723)	$0	$0	$2,327	$6,735,258	1.94%

Wells Fargo Disciplined Large Cap Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$34,092,842	$0	$0	$34,092,842
Consumer discretionary	44,350,274	0	0	44,350,274
Consumer staples	20,380,175	0	0	20,380,175
Energy	7,796,240	0	0	7,796,240
Financials	33,061,973	0	0	33,061,973
Health care	49,565,699	0	0	49,565,699
Industrials	26,685,299	0	0	26,685,299
Information technology	98,349,829	0	0	98,349,829
Materials	6,907,056	0	0	6,907,056
Real estate	9,854,664	0	0	9,854,664
Utilities	7,600,610	0	0	7,600,610
Short-term investments
Investment companies	6,735,258	0	0	6,735,258
U.S. Treasury Securities	399,969	0	0	399,969

Total assets	$345,779,888	$0	$0	$345,779,888

Liabilities
Futures contracts	$510,060	$0	$0	$510,060

Total liabilities	$510,060	$0	$0	$510,060

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the three months ended August 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Common Stocks : 99.19%

Communication Services : 11.40%

Diversified Telecommunication Services : 0.35%
AT&T Incorporated	28,739	$856,710

Entertainment : 1.76%
Activision Blizzard Incorporated	39,860	3,329,107
Netflix Incorporated †	245	129,742
Roku Incorporated †	2,695	467,529
Warner Music Group Corporation Class A	14,272	423,308

		4,349,686

Interactive Media & Services : 8.96%
Alphabet Incorporated Class A †	4,815	7,846,187
Alphabet Incorporated Class C †	2,824	4,614,925
Facebook Incorporated Class A †	28,211	8,271,465
Pinterest Incorporated Class A †	29,388	1,081,185
ZoomInfo Technologies Incorporated †	8,593	333,580

		22,147,342

Media : 0.33%
Discovery Incorporated Class A †	37,507	827,592

Consumer Discretionary : 15.73%

Auto Components : 0.33%
Lear Corporation	7,148	814,372

Hotels, Restaurants & Leisure : 1.04%
Chipotle Mexican Grill Incorporated †	1,475	1,932,663
Domino’s Pizza Incorporated	1,575	644,112

		2,576,775

Household Durables : 0.45%
Pulte Group Incorporated	25,181	1,122,821

Internet & Direct Marketing Retail : 8.28%
Amazon.com Incorporated †	5,934	20,477,997

Multiline Retail : 1.43%
Dollar General Corporation	9,735	1,965,302
Target Corporation	10,300	1,557,463

		3,522,765

Specialty Retail : 2.94%
Burlington Stores Incorporated †	11,165	2,198,723
CarMax Incorporated †	8,455	904,093
Five Below Incorporated †	3,975	435,064
Floor & Decor Holdings Incorporated Class A †	5,515	403,919
O’Reilly Automotive Incorporated †	810	377,160
The Home Depot Incorporated	8,064	2,298,563
The TJX Companies Incorporated	11,630	637,208

		7,254,730

Textiles, Apparel & Luxury Goods : 1.26%
Deckers Outdoor Corporation †	2,400	489,288
Lululemon Athletica Incorporated †	4,465	1,677,367
Nike Incorporated Class B	8,555	957,219

		3,123,874

1

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Diversified Large Cap Growth Portfolio

	Shares	Value

Consumer Staples : 1.97%

Beverages : 0.68%
Boston Beer Company Incorporated Class A †	1,120	$987,818
The Coca-Cola Company	14,136	700,156

		1,687,974

Food & Staples Retailing : 1.07%
Costco Wholesale Corporation	3,499	1,216,462
Walmart Incorporated	10,168	1,411,827

		2,628,289

Personal Products : 0.22%
The Estee Lauder Companies Incorporated Class A	2,477	549,200

Energy : 0.75%

Oil, Gas & Consumable Fuels : 0.75%
Chevron Corporation	6,693	561,743
ConocoPhillips	16,784	635,946
Marathon Petroleum Corporation	18,728	664,095

		1,861,784

Financials : 4.78%

Banks : 0.84%
Citizens Financial Group Incorporated	37,876	979,852
JPMorgan Chase & Company	11,015	1,103,593

		2,083,445

Capital Markets : 3.31%
BlackRock Incorporated	2,186	1,298,899
Evercore Partners Incorporated Class A	12,697	785,690
MarketAxess Holdings Incorporated	8,562	4,160,618
MSCI Incorporated	1,560	582,301
The Goldman Sachs Group Incorporated	5,455	1,117,566
Tradeweb Markets Incorporated Class A	4,045	231,738

		8,176,812

Consumer Finance : 0.05%
Lending Tree Incorporated †	440	135,934

Insurance : 0.58%
Prudential Financial Incorporated	9,503	644,018
The Allstate Corporation	8,411	782,223

		1,426,241

Health Care : 14.46%

Biotechnology : 2.57%
AbbVie Incorporated	8,518	815,769
Alnylam Pharmaceuticals Incorporated †	3,745	496,737
Amgen Incorporated	4,278	1,083,703
Exact Sciences Corporation †	4,440	334,288
Gilead Sciences Incorporated	12,728	849,594
Regeneron Pharmaceuticals Incorporated †	1,043	646,587
Sarepta Therapeutics Incorporated †	1,530	224,023
United Therapeutics Corporation †	8,166	873,435
Vertex Pharmaceuticals Incorporated †	3,653	1,019,625

		6,343,761

2

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Health Care Equipment & Supplies : 6.29%
Abbott Laboratories	22,525	$2,465,812
Baxter International Incorporated	11,120	968,218
Boston Scientific Corporation †	89,022	3,651,682
DexCom Incorporated †	1,195	508,365
Edwards Lifesciences Corporation †	33,535	2,878,644
Hill-Rom Holdings Incorporated	11,956	1,121,353
Insulet Corporation †	4,685	1,022,501
Intuitive Surgical Incorporated †	2,225	1,626,119
Novocure Limited †	3,185	263,559
Stryker Corporation	5,213	1,033,008

		15,539,261

Health Care Providers & Services : 1.63%
Amedisys Incorporated †	3,915	947,039
Anthem Incorporated	3,771	1,061,612
CVS Health Corporation	15,374	955,033
UnitedHealth Group Incorporated	3,424	1,070,171

		4,033,855

Health Care Technology : 0.86%
Veeva Systems Incorporated Class A †	7,547	2,130,292

Life Sciences Tools & Services : 0.86%
Agilent Technologies Incorporated	5,633	565,666
Bio-Techne Corporation	2,120	541,575
Repligen Corporation †	6,525	1,010,788

		2,118,029

Pharmaceuticals : 2.25%
Bristol-Myers Squibb Company	15,974	993,583
Horizon Therapeutics plc †	4,854	364,632
Johnson & Johnson	6,484	994,710
Royalty Pharma plc Class A †	8,473	350,613
Zoetis Incorporated	17,899	2,865,630

		5,569,168

Industrials : 8.83%

Aerospace & Defense : 0.49%
Lockheed Martin Corporation	3,092	1,206,684

Air Freight & Logistics : 0.34%
FedEx Corporation	2,540	558,394
United Parcel Service Incorporated Class B	1,780	291,244

		849,638

Building Products : 0.19%
The AZEK Company Incorporated †	11,922	470,681

Commercial Services & Supplies : 1.79%
Copart Incorporated †	20,480	2,115,994
Waste Connections Incorporated	23,075	2,308,192

		4,424,186

Construction & Engineering : 0.39%
EMCOR Group Incorporated	12,882	966,279

Electrical Equipment : 0.49%
Generac Holdings Incorporated †	6,295	1,195,924

3

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Diversified Large Cap Growth Portfolio

	Shares	Value

Industrial Conglomerates : 0.44%
Roper Technologies Incorporated	2,520	$1,076,519

Machinery : 0.74%
Allison Transmission Holdings Incorporated	20,378	730,959
Cummins Incorporated	5,338	1,106,301

		1,837,260

Professional Services : 1.34%
CoStar Group Incorporated †	3,298	2,798,683
TransUnion	5,989	519,366

		3,318,049

Road & Rail : 2.62%
CSX Corporation	24,973	1,909,436
Norfolk Southern Corporation	9,236	1,962,927
Union Pacific Corporation	13,558	2,609,102

		6,481,465

Information Technology : 37.04%

Electronic Equipment, Instruments & Components : 0.91%
CDW Corporation of Delaware	9,405	1,068,878
Zebra Technologies Corporation Class A †	4,162	1,192,538

		2,261,416

IT Services : 11.54%
BigCommerce Holdings «†	1,390	163,742
Fidelity National Information Services Incorporated	22,850	3,446,923
Global Payments Incorporated	12,192	2,153,351
Leidos Holdings Incorporated	10,043	908,791
MasterCard Incorporated Class A	25,388	9,093,728
PayPal Holdings Incorporated †	32,408	6,615,769
Square Incorporated Class A †	7,873	1,256,216
Twilio Incorporated Class A †	2,220	598,867
Visa Incorporated Class A	20,267	4,296,401

		28,533,788

Semiconductors & Semiconductor Equipment : 4.61%
Intel Corporation	18,517	943,441
Maxim Integrated Products Incorporated	4,490	307,296
Microchip Technology Incorporated	37,172	4,077,768
Monolithic Power Systems Incorporated	3,775	1,008,416
NVIDIA Corporation	3,220	1,722,636
NXP Semiconductors NV	9,935	1,249,426
Texas Instruments Incorporated	14,630	2,079,655

		11,388,638

Software : 16.31%
Adobe Incorporated †	2,315	1,188,498
Anaplan Incorporated †	11,615	711,419
Atlassian Corporation plc Class A †	3,430	657,737
Cloudflare Incorporated Class A †	21,227	812,145
Dynatrace Incorporated †	26,544	1,174,041
Everbridge Incorporated †	5,520	820,327
Fortinet Incorporated †	7,372	973,141
HubSpot Incorporated †	3,259	976,657
Intuit Incorporated	3,705	1,279,670
Microsoft Corporation	86,323	19,468,426
RingCentral Incorporated Class A †	3,300	959,541
Salesforce.com Incorporated †	10,260	2,797,389
ServiceNow Incorporated †	6,180	2,978,884

4

Wells Fargo Diversified Large Cap Growth Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

			Shares	Value

Software (continued)
Splunk Incorporated †			16,739	$3,671,365
VMware Incorporated Class A †			5,380	777,087
Zendesk Incorporated †			11,180	1,077,528

				40,323,855

Technology Hardware, Storage & Peripherals : 3.67%
Apple Incorporated			70,232	9,062,737

Materials : 3.06%

Chemicals : 2.10%
Air Products & Chemicals Incorporated			4,743	1,386,189
Ecolab Incorporated			3,615	712,444
Linde plc			12,422	3,102,270

				5,200,903

Metals & Mining : 0.96%
Newmont Corporation			17,489	1,176,660
Reliance Steel & Aluminum Company			11,271	1,181,990

				2,358,650

Real Estate : 0.84%

Equity REITs : 0.84%
Prologis Incorporated			13,218	1,346,385
SBA Communications Corporation			2,365	723,856

				2,070,241

Utilities : 0.33%

Independent Power & Renewable Electricity Producers : 0.33%
Vistra Energy Corporation			42,545	818,133

Total Common Stocks (Cost $136,764,212)				245,203,755

		Yield

Short-Term Investments : 1.00%

Investment Companies : 1.00%
Securities Lending Cash Investments LLC (l)(u)(r)		0.09%	347,750	347,750
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.06	2,138,090	2,138,090

Total Short-Term Investments (Cost $2,485,840)				2,485,840

Total investments in securities (Cost $139,250,052)	100.19%			247,689,595
Other assets and liabilities, net	(0.19)			(479,225)

Total net assets	100.00%			$247,210,370

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

Abbreviations:

REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$0	$1,623,575	$(1,275,825)	$0	$0	$14	#	$347,750
Wells Fargo Government Money Market Fund Select Class	1,015,923	13,384,418	(12,262,251)	0	0	286		2,138,090

				$0	$0	$300		$2,485,840	1.00%

#	Amount shown represents income before fees and rebates.

Wells Fargo Diversified Large Cap Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$28,181,330	$0	$0	$28,181,330
Consumer discretionary	38,893,334	0	0	38,893,334
Consumer staples	4,865,463	0	0	4,865,463
Energy	1,861,784	0	0	1,861,784
Financials	11,822,432	0	0	11,822,432
Health care	35,734,366	0	0	35,734,366
Industrials	21,826,685	0	0	21,826,685
Information technology	91,570,434	0	0	91,570,434
Materials	7,559,553	0	0	7,559,553
Real estate	2,070,241	0	0	2,070,241
Utilities	818,133	0	0	818,133
Short-term investments
Investment companies	2,485,840	0	0	2,485,840

Total assets	$247,689,595	$0	$0	$247,689,595

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended August 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Emerging Growth Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Common Stocks : 98.71%

Communication Services : 0.92%

Interactive Media & Services : 0.22%
EverQuote Incorporated Class A †	50,600	$1,796,300

Media : 0.70%
Cardlytics Incorporated †	77,420	5,872,307

Consumer Discretionary : 13.48%

Auto Components : 0.46%
Fox Factory Holding Corporation †	37,940	3,824,731

Hotels, Restaurants & Leisure : 3.53%
GAN Limited †«	230,737	4,741,645
Papa John’s International Incorporated	82,850	8,143,327
Wingstop Incorporated	101,058	16,512,877

		29,397,849

Household Durables : 0.89%
Purple Innovation Incorporated †	390,883	7,391,598

Internet & Direct Marketing Retail : 2.18%
Carparts.com Incorporated †	273,000	3,835,650
Fiverr International Limited †«	118,690	14,319,949

		18,155,599

Leisure Products : 1.40%
YETI Holdings Incorporated †	227,007	11,663,620

Multiline Retail : 0.09%
Ollie’s Bargain Outlet Holdings Incorporated †	7,640	729,926

Specialty Retail : 3.03%
Boot Barn Holdings Incorporated †	356,460	10,062,866
Five Below Incorporated †	12,707	1,390,781
Lithia Motors Incorporated Class A	55,440	13,802,342

		25,255,989

Textiles, Apparel & Luxury Goods : 1.90%
Crocs Incorporated †	249,110	9,941,980
Deckers Outdoor Corporation †	28,610	5,832,721

		15,774,701

Consumer Staples : 3.81%

Beverages : 0.37%
Boston Beer Company Incorporated Class A †	3,540	3,122,209

Food & Staples Retailing : 1.06%
Grocery Outlet Holding Corporation †	109,267	4,494,152
The Chef’s Warehouse Incorporated †	292,630	4,333,850

		8,828,002

Food Products : 2.20%
Freshpet Incorporated †	133,740	15,192,864
Vital Farms Incorporated †	78,661	3,099,243

		18,292,107

1

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Emerging Growth Portfolio

	Shares	Value

Personal Products : 0.18%
Inter Parfums Incorporated	32,752	$1,463,032

Financials : 6.98%

Capital Markets : 1.75%
Assetmark Financial Holdings †	219,169	5,292,931
Stifel Financial Corporation	183,260	9,293,115

		14,586,046

Consumer Finance : 1.50%
Lending Tree Incorporated †	40,522	12,518,867

Insurance : 3.73%
Goosehead Insurance Incorporated Class A	37,816	3,885,972
Kinsale Capital Group Incorporated	124,587	25,818,164
Lemonade Incorporated †	22,242	1,305,605

		31,009,741

Health Care : 30.87%

Biotechnology : 10.70%
Arcutis Biotherapeutics Incorporated †«	270,793	6,788,781
Arena Pharmaceuticals Incorporated †	114,660	8,005,561
Biohaven Pharmaceutical Holding Company †	82,190	5,210,024
CareDx Incorporated †	104,096	3,554,878
Castle Biosciences Incorporated †	291,408	13,326,088
Emergent BioSolutions Incorporated †	47,090	5,370,615
Fate Therapeutics Incorporated †	137,450	5,003,180
Halozyme Therapeutics Incorporated †	237,050	6,873,265
Invitae Corporation †	329,020	11,502,539
Natera Incorporated †	204,457	13,025,955
ORIC Pharmaceuticals Incorporated †«	37,632	942,682
Vericel Corporation †	595,100	9,432,335

		89,035,903

Health Care Equipment & Supplies : 10.98%
Acutus Medical Incorporated †	197,062	6,912,935
Glaukos Corporation †	56,449	2,699,956
iRhythm Technologies Incorporated †	110,592	24,350,147
Mesa Laboratories Incorporated	8,510	2,092,779
Orthopediatrics Corporation †	179,131	9,028,202
Shockwave Medical Incorporated †	208,649	13,257,557
SI-BONE Incorporated †	334,747	7,304,180
Silk Road Medical Incorporated †	79,403	4,841,995
Tactile Systems Technology Class I †	134,673	5,175,483
Tandem Diabetes Care Incorporated †	66,720	7,520,678
Vapotherm Incorporated †	264,489	8,228,253

		91,412,165

Health Care Providers & Services : 1.79%
Addus Homecare Corporation †	137,760	12,902,602
Progenity Incorporated †	218,210	2,014,078

		14,916,680

Health Care Technology : 1.95%
Inspire Medical Systems Incorporated †	71,850	8,582,483
Phreesia Incorporated †	221,758	6,994,247
Simulations Plus Incorporated	10,568	629,641

		16,206,371

2

Wells Fargo Emerging Growth Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Life Sciences Tools & Services : 3.82%
Adaptive Biotechnologies Corporation †	77,425	$3,221,654
Codexis Incorporated †	922,749	12,733,936
Neogenomics Incorporated †	344,814	13,430,505
Repligen Corporation †	15,360	2,379,418

		31,765,513

Pharmaceuticals : 1.63%
MyoKardia Incorporated †	53,220	5,824,397
Pacira Pharmaceuticals Incorporated †	108,770	6,800,300
Revance Therapeutics Incorporated †	32,700	955,821

		13,580,518

Industrials : 14.74%

Aerospace & Defense : 2.97%
Kratos Defense & Security Solutions Incorporated †	473,340	9,253,797
Mercury Computer Systems Incorporated †	204,375	15,479,363

		24,733,160

Building Products : 0.15%
The AZEK Company Incorporated †	32,022	1,264,229

Commercial Services & Supplies : 3.15%
Casella Waste Systems Incorporated Class A †	467,140	26,229,911

Construction & Engineering : 0.75%
MasTec Incorporated †	134,810	6,229,570

Machinery : 2.17%
Rexnord Corporation	623,490	18,056,270

Professional Services : 2.82%
ASGN Incorporated †	326,473	23,430,967

Road & Rail : 1.59%
Marten Transport Limited	330,613	6,003,932
Saia Incorporated †	54,150	7,266,930

		13,270,862

Trading Companies & Distributors : 1.14%
SiteOne Landscape Supply Incorporated †	75,620	9,456,281

Information Technology : 26.28%

Electronic Equipment, Instruments & Components : 2.15%
Novanta Incorporated †	166,600	17,854,522

IT Services : 2.89%
BigCommerce Holdings †«	1,140	134,292
Endava plc Sponsored ADR †	183,182	9,981,587
EVO Payments Incorporated Class A †	374,597	10,762,172
LiveRamp Holdings Incorporated †	56,170	3,136,533

		24,014,584

Semiconductors & Semiconductor Equipment : 3.01%
Diodes Incorporated †	176,601	8,628,725
Semtech Corporation †	224,130	13,145,225
Silicon Laboratories Incorporated †	32,260	3,303,747

		25,077,697

3

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Emerging Growth Portfolio

			Shares	Value

Software : 18.23%
BlackLine Incorporated †			21,463	$1,875,222
Envestnet Incorporated †			293,662	24,371,009
Everbridge Incorporated †			64,430	9,574,942
Five9 Incorporated †			40,103	5,110,726
Jamf Holding Corporation †			15,428	595,521
Mimecast Limited †			179,510	8,839,072
PROS Holdings Incorporated †			106,450	4,151,550
Q2 Holdings Incorporated †			264,023	25,686,798
Rapid7 Incorporated †			348,236	22,485,599
Sprout Social Incorporated Class A †			336,206	13,027,983
SPS Commerce Incorporated †			204,806	16,359,903
Talend SA ADR †			386,918	15,933,283
Vertex Incorporated Class A †			146,504	3,751,967

				151,763,575

Materials : 0.16%

Chemicals : 0.16%
PQ Group Holdings Incorporated †			115,790	1,348,954

Real Estate : 1.47%

Equity REITs : 1.47%
Community Healthcare Trust Incorporated			88,160	4,117,072
QTS Realty Trust Incorporated Class A			119,950	8,135,009

				12,252,081

Total Common Stocks (Cost $469,046,886)				821,582,437

		Yield

Short-Term Investments : 2.76%

Investment Companies : 2.76%
Securities Lending Cash Investments LLC (l)(r)(u)		0.09%	14,367,150	14,367,150
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.06	8,638,294	8,638,294

Total Short-Term Investments (Cost $23,005,444)				23,005,444

Total investments in securities (Cost $492,052,328)	101.47%			844,587,881
Other assets and liabilities, net	(1.47)			(12,232,125)

Total net assets	100.00%			$832,355,756

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$0	$19,602,223	$(5,235,073)	$0	$0	$393	#	$14,367,150
Wells Fargo Government Money Market Fund Select Class	10,065,569	64,984,776	(66,412,051)	0	0	1,425		8,638,294

				$0	$0	$1,818		$23,005,444	2.76%

#	Amount shown represents income before fees and rebates.

Wells Fargo Emerging Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$7,668,607	$0	$0	$7,668,607
Consumer discretionary	112,194,013	0	0	112,194,013
Consumer staples	31,705,350	0	0	31,705,350
Financials	58,114,654	0	0	58,114,654
Health care	256,917,150	0	0	256,917,150
Industrials	122,671,250	0	0	122,671,250
Information technology	218,710,378	0	0	218,710,378
Materials	1,348,954	0	0	1,348,954
Real estate	12,252,081	0	0	12,252,081
Short-term investments
Investment companies	23,005,444	0	0	23,005,444

Total assets	$844,587,881	$0	$0	$844,587,881

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended August 31, 2020, the portfolio did not have any transfers into/out of Level 3.

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Common Stocks : 96.27%

Communication Services : 10.69%

Diversified Telecommunication Services : 1.56%
AT&T Incorporated	278,836	$8,312,101
CenturyLink Incorporated	38,656	415,552
Verizon Communications Incorporated	161,940	9,598,184

		18,325,837

Entertainment : 2.01%
Activision Blizzard Incorporated	30,153	2,518,379
Electronic Arts Incorporated †	11,298	1,575,732
Live Nation Entertainment Incorporated †	5,560	315,808
Netflix Incorporated †	17,212	9,114,787
Take-Two Interactive Software Incorporated †	4,459	763,336
The Walt Disney Company	70,688	9,321,627

		23,609,669

Interactive Media & Services : 5.67%
Alphabet Incorporated Class A †	11,742	19,133,941
Alphabet Incorporated Class C †	11,445	18,703,190
Facebook Incorporated Class A †	94,102	27,590,706
Twitter Incorporated †	30,706	1,246,049

		66,673,886

Media : 1.23%
Charter Communications Incorporated Class A †	5,898	3,630,868
Comcast Corporation Class A	178,248	7,987,293
Discovery Communications Incorporated Class C †	12,380	247,229
Discovery Incorporated Class A †	6,262	138,171
DISH Network Corporation Class A †	10,064	357,473
Fox Corporation Class A	13,409	373,575
Fox Corporation Class B	6,233	173,277
Interpublic Group of Companies Incorporated	15,248	270,804
News Corporation Class A	15,218	230,096
News Corporation Class B	4,766	71,824
Omnicom Group Incorporated	8,386	453,599
ViacomCBS Incorporated Class B	21,156	589,195

		14,523,404

Wireless Telecommunication Services : 0.22%
T-Mobile US Incorporated †	22,786	2,658,670

Consumer Discretionary : 11.01%

Auto Components : 0.10%
Aptiv plc	10,490	903,399
BorgWarner Incorporated	8,113	329,307

		1,232,706

Automobiles : 0.21%
Ford Motor Company	152,868	1,042,560
General Motors Company	49,284	1,460,285

		2,502,845

Distributors : 0.08%
Genuine Parts Company	5,646	533,208
LKQ Corporation †	11,896	377,579

		910,787

1

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Index Portfolio

	Shares	Value

Diversified Consumer Services : 0.01%
H&R Block Incorporated	7,532	$109,214

Hotels, Restaurants & Leisure : 1.53%
Carnival Corporation	18,540	305,539
Chipotle Mexican Grill Incorporated †	1,004	1,315,521
Darden Restaurants Incorporated	5,083	440,544
Domino’s Pizza Incorporated	1,531	626,118
Hilton Worldwide Holdings Incorporated	10,851	980,496
Las Vegas Sands Corporation	13,151	666,887
Marriott International Incorporated Class A	10,532	1,083,848
McDonald’s Corporation	29,099	6,213,218
MGM Resorts International	19,302	434,295
Norwegian Cruise Line Holdings Limited †	10,684	182,803
Royal Caribbean Cruises Limited	6,719	462,536
Starbucks Corporation	45,713	3,861,377
Wynn Resorts Limited	3,799	332,223
Yum! Brands Incorporated	11,779	1,129,017

		18,034,422

Household Durables : 0.38%
D.R. Horton Incorporated	12,947	924,027
Garmin Limited	5,681	588,608
Leggett & Platt Incorporated	5,178	212,298
Lennar Corporation Class A	10,747	804,091
Mohawk Industries Incorporated †	2,328	214,944
Newell Rubbermaid Incorporated	14,937	238,693
NVR Incorporated †	135	562,726
Pulte Group Incorporated	9,864	439,836
Whirlpool Corporation	2,433	432,393

		4,417,616

Internet & Direct Marketing Retail : 5.23%
Amazon.com Incorporated †	16,396	56,581,940
Booking Holdings Incorporated †	1,602	3,060,541
eBay Incorporated	25,849	1,416,008
Expedia Group Incorporated	5,301	520,293

		61,578,782

Leisure Products : 0.03%
Hasbro Incorporated	4,987	393,674

Multiline Retail : 0.51%
Dollar General Corporation	9,851	1,988,720
Dollar Tree Incorporated †	9,284	893,771
Kohl’s Corporation	6,173	131,855
Target Corporation	19,568	2,958,877

		5,973,223

Specialty Retail : 2.33%
Advance Auto Parts Incorporated	2,704	422,662
AutoZone Incorporated †	914	1,093,427
Best Buy Company Incorporated	8,896	986,655
CarMax Incorporated †	6,369	681,037
L Brands Incorporated	9,133	268,510
Lowe’s Companies Incorporated	29,547	4,866,095
O’Reilly Automotive Incorporated †	2,905	1,352,655
Ross Stores Incorporated	13,908	1,266,741
The Gap Incorporated	8,331	144,876
The Home Depot Incorporated	42,090	11,997,334
The TJX Companies Incorporated	46,879	2,568,500
Tiffany & Company	4,274	523,565
Tractor Supply Company	4,525	673,456

2

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Specialty Retail (continued)
Ulta Beauty Incorporated †	2,204	$511,725

		27,357,238

Textiles, Apparel & Luxury Goods : 0.60%
HanesBrands Incorporated	13,620	208,250
Nike Incorporated Class B	48,528	5,429,798
PVH Corporation	2,776	154,790
Ralph Lauren Corporation	1,870	128,712
Tapestry Incorporated	10,805	159,158
Under Armour Incorporated Class A †	7,375	72,349
Under Armour Incorporated Class C †	7,690	68,057
VF Corporation	12,479	820,494

		7,041,608

Consumer Staples : 6.63%

Beverages : 1.56%
Brown-Forman Corporation Class B	7,137	522,214
Constellation Brands Incorporated Class A	6,573	1,212,587
Molson Coors Brewing Company Class B	7,360	277,030
Monster Beverage Corporation †	14,631	1,226,956
PepsiCo Incorporated	54,300	7,605,258
The Coca-Cola Company	151,272	7,492,502

		18,336,547

Food & Staples Retailing : 1.45%
Costco Wholesale Corporation	17,279	6,007,217
Sysco Corporation	19,866	1,194,741
The Kroger Company	30,767	1,097,767
Walgreens Boots Alliance Incorporated	28,837	1,096,383
Walmart Incorporated	55,414	7,694,234

		17,090,342

Food Products : 1.06%
Archer Daniels Midland Company	21,739	973,038
Campbell Soup Company	6,622	348,383
ConAgra Foods Incorporated	19,062	731,218
General Mills Incorporated	23,721	1,516,958
Hormel Foods Corporation	10,968	559,149
Kellogg Company	9,790	694,209
Lamb Weston Holdings Incorporated	5,715	359,188
McCormick & Company Incorporated	4,839	997,802
Mondelez International Incorporated Class A	55,864	3,263,575
The Hershey Company	5,768	857,356
The J.M. Smucker Company	4,463	536,363
The Kraft Heinz Company	24,386	854,485
Tyson Foods Incorporated Class A	11,518	723,330

		12,415,054

Household Products : 1.71%
Church & Dwight Company Incorporated	9,623	922,172
Colgate-Palmolive Company	33,520	2,656,795
Kimberly-Clark Corporation	13,327	2,102,468
The Clorox Company	4,896	1,094,256
The Procter & Gamble Company	96,884	13,401,964

		20,177,655

Personal Products : 0.17%
Coty Incorporated Class A	11,647	41,696

3

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Index Portfolio

	Shares	Value

Personal Products (continued)
The Estee Lauder Companies Incorporated Class A	8,796	$1,950,249

		1,991,945

Tobacco : 0.68%
Altria Group Incorporated	72,727	3,181,079
Philip Morris International Incorporated	60,938	4,862,243

		8,043,322

Energy : 2.23%

Energy Equipment & Services : 0.19%
Baker Hughes Incorporated	25,635	366,068
Halliburton Company	34,332	555,492
National Oilwell Varco Incorporated	15,193	182,316
Schlumberger Limited	54,312	1,032,471
TechnipFMC plc	16,460	126,742

		2,263,089

Oil, Gas & Consumable Fuels : 2.04%
Apache Corporation	14,771	218,611
Cabot Oil & Gas Corporation	15,598	295,894
Chevron Corporation	73,064	6,132,262
Concho Resources Incorporated	7,698	400,142
ConocoPhillips	41,969	1,590,205
Devon Energy Corporation	14,977	162,800
Diamondback Energy Incorporated	6,176	240,617
EOG Resources Incorporated	22,778	1,032,755
Exxon Mobil Corporation	165,471	6,608,912
Hess Corporation	10,217	470,391
HollyFrontier Corporation	5,829	139,138
Kinder Morgan Incorporated	76,113	1,051,882
Marathon Oil Corporation	30,929	163,305
Marathon Petroleum Corporation	25,448	902,386
Noble Energy Incorporated	18,773	186,791
Occidental Petroleum Corporation	35,222	448,728
ONEOK Incorporated	17,216	473,096
Phillips 66	17,089	999,194
Pioneer Natural Resources Company	6,452	670,556
The Williams Companies Incorporated	47,478	985,643
Valero Energy Corporation	15,955	839,073

		24,012,381

Financials : 9.27%

Banks : 3.23%
Bank of America Corporation	305,567	7,865,295
Citigroup Incorporated	81,471	4,164,798
Citizens Financial Group Incorporated	16,696	431,926
Comerica Incorporated	5,441	215,083
Fifth Third Bancorp	27,861	575,608
First Republic Bank	6,710	757,626
Huntington Bancshares Incorporated	39,691	373,492
JPMorgan Chase & Company	119,245	11,947,157
KeyCorp	38,172	470,279
M&T Bank Corporation	5,020	518,365
People’s United Financial Incorporated	16,619	175,829
PNC Financial Services Group Incorporated	16,603	1,846,254
Regions Financial Corporation	37,452	432,945
SVB Financial Group †	2,016	514,846
Truist Financial Corporation	52,733	2,046,568
US Bancorp	53,643	1,952,605
Wells Fargo & Company (l)	146,012	3,526,190

4

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Banks (continued)
Zions Bancorporation	6,413	$206,242

		38,021,108

Capital Markets : 2.47%
Ameriprise Financial Incorporated	4,788	750,758
Bank of New York Mellon Corporation	31,533	1,166,090
BlackRock Incorporated	6,037	3,587,125
Cboe Global Markets Incorporated	4,294	394,146
CME Group Incorporated	14,033	2,467,984
E*TRADE Financial Corporation	8,651	468,019
Franklin Resources Incorporated	10,855	228,606
Intercontinental Exchange Incorporated	21,415	2,274,915
Invesco Limited	14,726	150,205
MarketAxess Holdings Incorporated	1,484	721,135
Moody’s Corporation	6,311	1,859,473
Morgan Stanley	46,864	2,449,113
MSCI Incorporated	3,327	1,241,869
Northern Trust Corporation	8,142	666,748
Raymond James Financial Incorporated	4,773	361,412
S&P Global Incorporated	9,428	3,454,608
State Street Corporation	13,774	937,872
T. Rowe Price Group Incorporated	8,905	1,239,665
The Charles Schwab Corporation	44,841	1,593,201
The Goldman Sachs Group Incorporated	12,112	2,481,385
The NASDAQ OMX Group Incorporated	4,495	604,218

		29,098,547

Consumer Finance : 0.43%
American Express Company	25,832	2,624,273
Capital One Financial Corporation	17,819	1,230,046
Discover Financial Services	11,987	636,270
Synchrony Financial	21,016	521,407

		5,011,996

Diversified Financial Services : 1.41%
Berkshire Hathaway Incorporated Class B †	76,079	16,588,265

Insurance : 1.73%
AFLAC Incorporated	28,080	1,019,866
American International Group Incorporated	33,706	982,193
Aon plc Class A	9,044	1,808,710
Arthur J. Gallagher & Company	7,421	781,431
Assurant Incorporated	2,334	283,721
Chubb Limited	17,664	2,208,000
Cincinnati Financial Corporation	5,905	468,916
Everest Reinsurance Group Limited	1,565	344,425
Globe Life Incorporated	3,832	316,063
Lincoln National Corporation	7,562	272,610
Loews Corporation	9,472	339,666
Marsh & McLennan Companies Incorporated	19,968	2,294,523
MetLife Incorporated	30,191	1,161,146
Principal Financial Group Incorporated	9,968	419,752
Prudential Financial Incorporated	15,458	1,047,589
The Allstate Corporation	12,293	1,143,249
The Hartford Financial Services Group Incorporated	14,013	566,826
The Progressive Corporation	22,906	2,176,986
The Travelers Companies Incorporated	9,895	1,148,216
Unum Group	7,961	147,119
W.R. Berkley Corporation	5,526	342,888
Willis Towers Watson plc	5,038	1,035,460

		20,309,355

5

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Index Portfolio

	Shares	Value

Health Care : 13.46%

Biotechnology : 2.08%
AbbVie Incorporated	68,969	$6,605,161
Alexion Pharmaceuticals Incorporated †	8,642	987,089
Amgen Incorporated	23,021	5,831,680
Biogen Idec Incorporated †	6,386	1,836,869
Gilead Sciences Incorporated	49,075	3,275,756
Incyte Corporation †	7,061	680,327
Regeneron Pharmaceuticals Incorporated †	3,947	2,446,864
Vertex Pharmaceuticals Incorporated †	10,147	2,832,231

		24,495,977

Health Care Equipment & Supplies : 3.71%
Abbott Laboratories	69,224	7,577,951
ABIOMED Incorporated †	1,759	541,104
Align Technology Incorporated †	2,805	833,029
Baxter International Incorporated	19,913	1,733,825
Becton Dickinson & Company	11,540	2,801,566
Boston Scientific Corporation †	55,912	2,293,510
Danaher Corporation	24,626	5,084,530
Dentsply Sirona Incorporated	8,574	384,715
DexCom Incorporated †	3,612	1,536,581
Edwards Lifesciences Corporation †	24,250	2,081,620
Hologic Incorporated †	10,105	603,471
IDEXX Laboratories Incorporated †	3,324	1,299,883
Intuitive Surgical Incorporated †	4,564	3,335,554
Medtronic plc	52,483	5,640,348
ResMed Incorporated	5,662	1,023,576
STERIS plc	3,325	530,803
Stryker Corporation	12,615	2,499,788
Teleflex Incorporated	1,817	713,990
The Cooper Companies Incorporated	1,923	604,553
Varian Medical Systems Incorporated †	3,554	617,223
West Pharmaceutical Services Incorporated	2,880	817,805
Zimmer Biomet Holdings Incorporated	8,093	1,140,142

		43,695,567

Health Care Providers & Services : 2.50%
AmerisourceBergen Corporation	5,811	563,841
Anthem Incorporated	9,867	2,777,758
Cardinal Health Incorporated	11,427	580,035
Centene Corporation †	22,664	1,389,756
Cigna Corporation	14,440	2,561,223
CVS Health Corporation	51,153	3,177,624
DaVita HealthCare Partners Incorporated †	3,337	289,518
HCA Healthcare Incorporated	10,306	1,398,730
Henry Schein Incorporated †	5,587	371,200
Humana Incorporated	5,174	2,148,090
Laboratory Corporation of America Holdings †	3,804	668,553
McKesson Corporation	6,334	971,889
Quest Diagnostics Incorporated	5,234	582,230
UnitedHealth Group Incorporated	37,115	11,600,293
Universal Health Services Incorporated Class B	3,040	335,464

		29,416,204

Health Care Technology : 0.08%
Cerner Corporation	11,911	873,910

Life Sciences Tools & Services : 1.14%
Agilent Technologies Incorporated	12,084	1,213,475
Bio-Rad Laboratories Incorporated Class A †	836	425,181
Illumina Incorporated †	5,753	2,055,087
IQVIA Holdings Incorporated †	6,950	1,138,063
Mettler-Toledo International Incorporated †	936	908,650
PerkinElmer Incorporated	4,359	513,141

6

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Life Sciences Tools & Services (continued)
Thermo Fisher Scientific Incorporated	15,456	$6,630,315
Waters Corporation †	2,423	523,998

		13,407,910

Pharmaceuticals : 3.95%
Bristol-Myers Squibb Company	88,550	5,507,810
Eli Lilly & Company	32,959	4,890,786
Johnson & Johnson	103,105	15,817,338
Merck & Company Incorporated	98,780	8,422,971
Mylan NV †	20,231	331,384
Perrigo Company plc	5,335	279,021
Pfizer Incorporated	217,388	8,215,093
Zoetis Incorporated	18,587	2,975,779

		46,440,182

Industrials : 7.69%

Aerospace & Defense : 1.54%
General Dynamics Corporation	9,093	1,358,040
Howmet Aerospace Incorporated	15,019	263,133
Huntington Ingalls Industries Incorporated	1,584	240,008
L3Harris Technologies Incorporated	8,448	1,526,892
Lockheed Martin Corporation	9,658	3,769,131
Northrop Grumman Corporation	6,067	2,078,615
Raytheon Technologies Corporation	57,559	3,511,099
Teledyne Technologies Incorporated †	1,435	450,030
Textron Incorporated	8,909	351,282
The Boeing Company	20,981	3,604,955
TransDigm Group Incorporated	1,968	983,351

		18,136,536

Air Freight & Logistics : 0.65%
C.H. Robinson Worldwide Incorporated	5,268	517,844
Expeditors International of Washington Incorporated	6,513	575,684
FedEx Corporation	9,406	2,067,815
United Parcel Service Incorporated Class B	27,556	4,508,713

		7,670,056

Airlines : 0.19%
Alaska Air Group Incorporated	4,797	186,843
American Airlines Group Incorporated «	19,450	253,823
Delta Air Lines Incorporated	22,216	685,364
Southwest Airlines Company	20,990	788,804
United Airlines Holdings Incorporated †	9,888	355,968

		2,270,802

Building Products : 0.42%
A.O. Smith Corporation	5,287	258,904
Allegion plc	3,609	373,135
Carrier Global Corporation	31,863	951,111
Fortune Brands Home & Security Incorporated	5,467	459,665
Johnson Controls International plc	29,111	1,185,691
Masco Corporation	10,322	601,773
Trane Technologies plc	9,361	1,108,249

		4,938,528

Commercial Services & Supplies : 0.40%
Cintas Corporation	3,298	1,099,026
Copart Incorporated †	8,085	835,342
Republic Services Incorporated	8,222	762,344

7

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Index Portfolio

	Shares	Value

Commercial Services & Supplies (continued)
Rollins Incorporated	5,516	$304,152
Waste Management Incorporated	15,195	1,732,230

		4,733,094

Construction & Engineering : 0.06%
Jacobs Engineering Group Incorporated	5,092	459,655
Quanta Services Incorporated	5,387	276,084

		735,739

Electrical Equipment : 0.44%
AMETEK Incorporated	8,979	904,185
Eaton Corporation plc	15,654	1,598,273
Emerson Electric Company	23,382	1,624,348
Rockwell Automation Incorporated	4,533	1,044,992

		5,171,798

Industrial Conglomerates : 1.03%
3M Company	22,510	3,669,580
General Electric Company	342,317	2,170,290
Honeywell International Incorporated	27,467	4,547,162
Roper Technologies Incorporated	4,086	1,745,498

		12,132,530

Machinery : 1.48%
Caterpillar Incorporated	21,181	3,014,268
Cummins Incorporated	5,773	1,196,454
Deere & Company	12,244	2,571,975
Dover Corporation	5,633	618,729
Flowserve Corporation	5,092	151,131
Fortive Corporation	11,601	836,548
IDEX Corporation	2,950	531,679
Illinois Tool Works Incorporated	11,251	2,222,635
Ingersoll Rand Incorporated †	13,532	474,432
Otis Worldwide Corporation	15,932	1,002,123
PACCAR Incorporated	13,530	1,161,415
Parker-Hannifin Corporation	5,023	1,034,788
Pentair plc	6,486	292,778
Snap-on Incorporated	2,127	315,370
Stanley Black & Decker Incorporated	6,032	972,962
Wabtec Corporation	7,075	470,841
Xylem Incorporated	7,041	564,547

		17,432,675

Professional Services : 0.32%
Equifax Incorporated	4,750	799,283
IHS Markit Limited	15,612	1,247,711
Nielsen Holdings plc	13,951	213,171
Robert Half International Incorporated	4,485	238,602
Verisk Analytics Incorporated	6,350	1,185,355

		3,684,122

Road & Rail : 0.97%
CSX Corporation	29,956	2,290,436
J.B. Hunt Transport Services Incorporated	3,302	464,063
Kansas City Southern	3,719	677,007
Norfolk Southern Corporation	10,026	2,130,826
Old Dominion Freight Line Incorporated	3,693	746,651
Union Pacific Corporation	26,556	5,110,437

		11,419,420

8

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Trading Companies & Distributors : 0.19%
Fastenal Company	22,417	$1,095,295
United Rentals Incorporated †	2,820	499,281
W.W. Grainger Incorporated	1,695	619,404

		2,213,980

Information Technology : 27.64%

Communications Equipment : 0.78%
Arista Networks Incorporated †	2,104	470,139
Cisco Systems Incorporated	165,966	7,007,085
F5 Networks Incorporated †	2,383	315,342
Juniper Networks Incorporated	12,967	324,175
Motorola Solutions Incorporated	6,656	1,030,016

		9,146,757

Electronic Equipment, Instruments & Components : 0.49%
Amphenol Corporation Class A	11,580	1,271,484
CDW Corporation of Delaware	5,570	633,031
Corning Incorporated	29,703	964,159
FLIR Systems Incorporated	5,120	188,928
IPG Photonics Corporation †	1,390	224,805
Keysight Technologies Incorporated †	7,320	721,166
TE Connectivity Limited	12,909	1,247,009
Zebra Technologies Corporation Class A †	2,078	595,409

		5,845,991

IT Services : 5.41%
Accenture plc Class A	24,930	5,981,455
Akamai Technologies Incorporated †	6,351	739,447
Automatic Data Processing Incorporated	16,819	2,339,355
Broadridge Financial Solutions Incorporated	4,493	617,338
Cognizant Technology Solutions Corporation Class A	21,156	1,414,490
DXC Technology Company	9,931	198,421
Fidelity National Information Services Incorporated	24,179	3,647,402
Fiserv Incorporated †	22,008	2,191,557
FleetCor Technologies Incorporated †	3,280	824,756
Gartner Incorporated †	3,490	453,072
Global Payments Incorporated	11,705	2,067,337
International Business Machines Corporation	34,748	4,284,776
Jack Henry & Associates Incorporated	2,998	495,929
Leidos Holdings Incorporated	5,225	472,810
MasterCard Incorporated Class A	34,588	12,389,076
Paychex Incorporated	12,494	955,416
PayPal Holdings Incorporated †	45,951	9,380,437
VeriSign Incorporated †	3,979	854,689
Visa Incorporated Class A	66,025	13,996,640
Western Union Company	16,081	379,351

		63,683,754

Semiconductors & Semiconductor Equipment : 4.64%
Advanced Micro Devices Incorporated †	45,834	4,162,644
Analog Devices Incorporated	14,418	1,685,176
Applied Materials Incorporated	35,866	2,209,346
Broadcom Incorporated	15,646	5,431,509
Intel Corporation	165,697	8,442,262
KLA Corporation	6,068	1,244,790
Lam Research Corporation	5,681	1,910,748
Maxim Integrated Products Incorporated	10,434	714,103
Microchip Technology Incorporated	9,601	1,053,230
Micron Technology Incorporated †	43,525	1,980,823
NVIDIA Corporation	24,073	12,878,574
Qorvo Incorporated †	4,490	575,932
QUALCOMM Incorporated	44,024	5,243,258

9

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Index Portfolio

	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions Incorporated	6,529	$945,726
Texas Instruments Incorporated	35,917	5,105,602
Xilinx Incorporated	9,516	991,187

		54,574,910

Software : 9.07%
Adobe Incorporated †	18,855	9,679,968
ANSYS Incorporated †	3,362	1,139,752
Autodesk Incorporated †	8,578	2,107,615
Cadence Design Systems Incorporated †	10,926	1,211,803
Citrix Systems Incorporated	4,541	659,353
Fortinet Incorporated †	5,251	693,158
Intuit Incorporated	10,205	3,524,705
Microsoft Corporation	296,777	66,932,117
NortonLifeLock Incorporated	21,207	498,789
Oracle Corporation	81,454	4,660,798
Paycom Software Incorporated †	1,888	565,380
Salesforce.com Incorporated †	35,261	9,613,912
ServiceNow Incorporated †	7,463	3,597,315
Synopsys Incorporated †	5,901	1,305,891
Tyler Technologies Incorporated †	1,556	537,302

		106,727,858

Technology Hardware, Storage & Peripherals : 7.25%
Apple Incorporated	637,784	82,299,647
Hewlett Packard Enterprise Company	50,279	486,198
HP Incorporated	55,961	1,094,038
NetApp Incorporated	8,656	410,208
Seagate Technology plc	8,838	424,136
Western Digital Corporation	11,729	450,628
Xerox Holdings Corporation	7,167	135,170

		85,300,025

Materials : 2.40%

Chemicals : 1.70%
Air Products & Chemicals Incorporated	8,643	2,526,003
Albemarle Corporation	4,161	378,693
Celanese Corporation Series A	4,627	468,021
CF Industries Holdings Incorporated	8,367	273,015
Corteva Incorporated	29,287	836,144
Dow Incorporated	28,988	1,307,939
DuPont de Nemours Incorporated	28,717	1,601,260
Eastman Chemical Company	5,318	388,799
Ecolab Incorporated	9,678	1,907,340
FMC Corporation	5,066	541,353
International Flavors & Fragrances Incorporated	4,182	517,690
Linde plc	20,553	5,132,906
LyondellBasell Industries NV Class A	10,056	658,467
PPG Industries Incorporated	9,233	1,111,653
The Mosaic Company	13,646	248,767
The Sherwin-Williams Company	3,163	2,122,531

		20,020,581

Construction Materials : 0.10%
Martin Marietta Materials Incorporated	2,436	494,191
Vulcan Materials Company	5,183	621,960

		1,116,151

Containers & Packaging : 0.30%
Amcor plc	61,615	681,462
Avery Dennison Corporation	3,260	376,171

10

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Containers & Packaging (continued)
Ball Corporation	12,758	$1,025,360
International Paper Company	15,382	557,905
Packaging Corporation of America	3,712	375,803
Sealed Air Corporation	6,092	239,416
WestRock Company	10,146	307,728

		3,563,845

Metals & Mining : 0.30%
Freeport-McMoRan Incorporated	56,823	887,007
Newmont Corporation	31,409	2,113,198
Nucor Corporation	11,785	535,746

		3,535,951

Real Estate : 2.52%

Equity REITs : 2.47%
Alexandria Real Estate Equities Incorporated	4,939	831,629
American Tower Corporation	17,349	4,322,503
Apartment Investment & Management Company Class A	5,826	209,911
AvalonBay Communities Incorporated	5,507	870,436
Boston Properties Incorporated	5,655	491,250
Crown Castle International Corporation	16,310	2,662,608
Digital Realty Trust Incorporated	10,500	1,634,325
Duke Realty Corporation	14,417	555,775
Equinix Incorporated	3,464	2,735,798
Equity Residential Company Limited	13,689	772,744
Essex Property Trust Incorporated	2,560	554,266
Extra Space Storage Incorporated	5,052	538,291
Federal Realty Investment Trust	2,753	218,148
Healthpeak Properties Incorporated	21,065	582,237
Host Hotels & Resorts Incorporated	27,588	309,813
Iron Mountain Incorporated	11,266	338,994
Kimco Realty Corporation	16,927	202,955
Mid-America Apartment Communities Incorporated	4,475	524,112
Prologis Incorporated	28,904	2,944,161
Public Storage Incorporated	5,883	1,249,549
Realty Income Corporation	13,440	833,683
Regency Centers Corporation	6,638	263,595
SBA Communications Corporation	4,368	1,336,914
Simon Property Group Incorporated	11,965	811,825
SL Green Realty Corporation	2,995	140,046
UDR Incorporated	11,540	401,707
Ventas Incorporated	14,600	601,666
Vornado Realty Trust	6,207	222,397
Welltower Incorporated	16,338	939,762
Weyerhaeuser Company	29,203	885,143

		28,986,243

Real Estate Management & Development : 0.05%
CBRE Group Incorporated Class A †	13,117	616,893

Utilities : 2.73%

Electric Utilities : 1.70%
Alliant Energy Corporation	9,764	528,721
American Electric Power Company Incorporated	19,395	1,528,908
Duke Energy Corporation	28,758	2,310,418
Edison International	14,791	776,232
Entergy Corporation	7,833	776,564
Evergy Incorporated	8,873	472,221
Eversource Energy	13,167	1,128,544
Exelon Corporation	38,133	1,407,489
FirstEnergy Corporation	21,201	606,137
NextEra Energy Incorporated	19,155	5,347,501

11

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Index Portfolio

				Shares	Value

Electric Utilities (continued)
NRG Energy Incorporated				9,552	$328,684
Pinnacle West Capital Corporation				4,402	322,887
PPL Corporation				30,085	831,249
The Southern Company				41,325	2,156,339
Xcel Energy Incorporated				20,547	1,427,503

					19,949,397

Gas Utilities : 0.04%
Atmos Energy Corporation				4,787	477,838

Independent Power & Renewable Electricity Producers : 0.04%
AES Corporation				26,021	461,873

Multi-Utilities : 0.87%
Ameren Corporation				9,662	764,361
CenterPoint Energy Incorporated				21,316	427,812
CMS Energy Corporation				11,201	677,548
Consolidated Edison Incorporated				13,075	932,771
Dominion Energy Incorporated				32,844	2,576,283
DTE Energy Company				7,538	894,534
NiSource Incorporated				14,981	331,979
Public Service Enterprise Group Incorporated				19,788	1,033,725
Sempra Energy				11,448	1,415,545
WEC Energy Group Incorporated				12,345	1,161,418

					10,215,976

Water Utilities : 0.08%
American Water Works Company Incorporated				7,084	1,001,242

Total Common Stocks (Cost $293,991,289)					1,132,797,502

Short-Term Investments : 3.61%

		Yield

Investment Companies : 3.28%
Securities Lending Cash Investments LLC (l)(r)(u)		0.09%		267,400	267,400
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.06		38,324,324	38,324,324

					38,591,724

			Maturity date	Principal

U.S. Treasury Securities : 0.33%
U.S. Treasury Bill (z)#		0.09	9-10-2020	$2,268,000	2,267,943
U.S. Treasury Bill (z)#		(0.53)	9-17-2020	600,000	599,977
U.S. Treasury Bill (z)#		0.11	10-1-2020	1,000,000	999,908
					3,867,828

Total Short-Term Investments (Cost $42,459,726)					42,459,552

Total investments in securities (Cost $336,451,015)	99.88%				1,175,257,054
Other assets and liabilities, net	0.12				1,459,191

Total net assets	100.00%				$1,176,716,245

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
«	All or a portion of this security is on loan.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

12

Wells Fargo Index Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

Abbreviations:

REIT	Real estate investment trust

13

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
S&P 500 E-Mini Index	250	9-18-2020	$41,966,060	$43,736,250	$1,770,190	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Common Stocks
Financials
Banks
Wells Fargo & Company	$4,100,362	$0	$(227,383)	$(3,684)	$(343,105)	$80,655		$3,526,190	0.30%

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	0	931,925	(664,525)	0	0	94	#	267,400
Wells Fargo Government Money Market Fund Select Class	30,205,942	39,993,744	(31,875,362)	0	0	5,439		38,324,324
								38,591,724	3.28%

				$(3,684)	$(343,105)	$86,188		$42,117,914	3.58%

#	Amount shown represents income before fees and rebates.

Wells Fargo Index Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Communication services	$125,791,466	$0	$0	$125,791,466
Consumer discretionary	129,552,115	0	0	129,552,115
Consumer staples	78,054,865	0	0	78,054,865
Energy	26,275,470	0	0	26,275,470
Financials	109,029,271	0	0	109,029,271
Health care	158,329,750	0	0	158,329,750
Industrials	90,539,280	0	0	90,539,280
Information technology	325,279,295	0	0	325,279,295
Materials	28,236,528	0	0	28,236,528
Real estate	29,603,136	0	0	29,603,136
Utilities	32,106,326	0	0	32,106,326
Short-term investments
Investment companies	38,591,724	0	0	38,591,724
U.S. Treasury securities	3,867,828	0	0	3,867,828

Total assets	1,175,257,054	0	0	1,175,257,054
Futures contracts	1,770,190	0	0	1,770,190

Total liabilities	$1,177,027,244	$0	$0	$1,177,027,244

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the nine months ended August 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo International Value Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Common Stocks : 98.14%

Australia : 5.77%
AGL Energy Limited (Utilities, Multi-Utilities)	132,100	$1,441,970
Beach Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	906,700	1,016,480
BlueScope Steel Limited (Materials, Metals & Mining)	126,700	1,185,850
Fortescue Metals Group Limited (Materials, Metals & Mining)	265,500	3,411,177
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	534,000	1,740,825
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	104,900	899,028
Metcash Limited (Consumer Staples, Food & Staples Retailing)	498,500	1,073,593
Mirvac Group (Real Estate, Equity REITs)	439,900	684,586
Qantas Airways Limited (Industrials, Airlines)	366,700	1,065,611
Rio Tinto Limited (Materials, Metals & Mining)	15,900	1,149,251
St. Barbara Limited (Materials, Metals & Mining)	559,600	1,423,929
Super Cheap Auto Group Limited (Consumer Discretionary, Specialty Retail)	224,200	1,769,339

		16,861,639

Austria : 0.71%
OMV AG (Energy, Oil, Gas & Consumable Fuels) †	34,400	1,119,057
Raiffeisen Bank International AG (Financials, Banks) †	52,900	946,923

		2,065,980

Belgium : 0.90%
Bpost SA (Industrials, Air Freight & Logistics)	105,700	1,057,660
UCB SA (Health Care, Pharmaceuticals)	13,300	1,579,537

		2,637,197

Brazil : 0.75%
Banco do Brasil SA (Financials, Banks)	121,700	725,291
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	75,300	654,245
JBS SA (Consumer Staples, Food Products)	197,500	808,962

		2,188,498

Canada : 0.87%
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	22,400	1,157,652
Magna International Incorporated (Consumer Discretionary, Auto Components)	28,500	1,387,910

		2,545,562

China : 2.56%
Agile Property Holdings Limited (Real Estate, Real Estate Management & Development)	632,000	872,545
China Communications Services Corporation Limited Class H (Industrials, Construction & Engineering)	1,302,000	855,098
China Railway Construction Corporation Limited Class H (Industrials, Construction & Engineering)	957,000	735,945
China Resources Cement Holdings Limited (Materials, Construction Materials)	1,076,000	1,568,837
China Telecom Corporation Limited Class H (Communication Services, Diversified Telecommunication Services)	2,794,000	915,687
Shanghai Pharmaceuticals Holding Company Limited Class H (Health Care, Health Care Providers & Services)	458,900	818,301
Shenzhen International Holdings Limited Class H (Industrials, Transportation Infrastructure)	585,000	938,995
YiChang HEC ChangJiang Pharmaceutical Company Limited H Shares (Health Care, Pharmaceuticals)	541,000	769,247

		7,474,655

Denmark : 1.45%
Danske Bank AS (Financials, Banks) †	63,800	987,431
DFDS AS (Industrials, Marine) †	23,600	890,630
Pandora AS (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	20,500	1,497,327

1

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo International Value Portfolio

	Shares	Value

Denmark (continued)
Sydbank AS (Financials, Banks) †	51,500	$866,087

		4,241,475

Finland : 0.32%
Nordea Bank AB (Financials, Banks) †	115,100	926,543

France : 9.37%
Arkema SA (Materials, Chemicals)	20,400	2,261,590
AXA SA (Financials, Insurance)	84,900	1,730,062
BNP Paribas SA (Financials, Banks) †	44,100	1,924,297
Bouygues SA (Industrials, Construction & Engineering) †	38,600	1,531,605
Capgemini SE (Information Technology, IT Services)	6,560	908,092
Carrefour SA (Consumer Staples, Food & Staples Retailing)	41,700	669,806
Compagnie de Saint-Gobain SA (Industrials, Building Products) †	62,100	2,518,157
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	16,600	1,874,386
Credit Agricole SA (Financials, Banks) †	124,500	1,275,937
Engie SA (Utilities, Multi-Utilities) †	111,200	1,546,625
Neopost SA (Information Technology, Technology Hardware, Storage & Peripherals) †	55,600	774,308
Orange SA (Communication Services, Diversified Telecommunication Services)	51,900	577,852
Sanofi SA (Health Care, Pharmaceuticals)	59,200	5,995,754
Societe Bic SA (Industrials, Commercial Services & Supplies)	25,700	1,481,931
Total SA (Energy, Oil, Gas & Consumable Fuels)	57,900	2,287,044

		27,357,446

Germany : 8.10%
Allianz AG (Financials, Insurance)	13,300	2,881,005
Aurubis AG (Materials, Metals & Mining)	21,200	1,521,483
Bayer AG (Health Care, Pharmaceuticals)	55,500	3,678,466
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	15,100	1,083,878
Daimler AG (Consumer Discretionary, Automobiles)	23,600	1,201,014
Deutsche Lufthansa AG (Industrials, Airlines) †«	96,600	1,006,374
Deutsche Post AG (Industrials, Air Freight & Logistics)	52,300	2,379,154
Fresenius SE & Company KGaA (Health Care, Health Care Providers & Services)	14,900	689,900
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	5,600	1,615,223
Rheinmetall AG (Industrials, Industrial Conglomerates)	16,400	1,517,531
Siltronic AG (Information Technology, Semiconductors & Semiconductor Equipment)	11,900	1,106,816
United Internet AG (Communication Services, Diversified Telecommunication Services)	57,800	2,837,658
Volkswagen AG (Consumer Discretionary, Automobiles) †	11,900	2,132,970

		23,651,472

Hong Kong : 2.88%
China Water Affairs Group Limited (Utilities, Water Utilities)	1,110,000	913,757
CK Hutchison Holdings Limited (Industrials, Industrial Conglomerates)	145,500	952,766
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	765,000	964,369
Lee & Man Paper Manufacturing Limited (Materials, Paper & Forest Products)	1,526,000	913,607
Sinotruk Hong Kong Limited (Industrials, Machinery)	280,000	727,981
WH Group Limited (Consumer Staples, Food Products) 144A	1,938,000	1,672,888
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	776,000	1,341,694
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	542,500	939,376

		8,426,438

India : 0.77%
REC Limited (Financials, Diversified Financial Services)	669,900	966,068
Tech Mahindra Limited (Information Technology, IT Services)	127,900	1,287,558

		2,253,626

2

Wells Fargo International Value Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Ireland : 0.92%
C&C Group plc (Consumer Staples, Beverages)	240,000	$688,684
Grafton Group plc (Industrials, Trading Companies & Distributors)	83,000	856,469
Smurfit Kappa Group plc (Materials, Containers & Packaging)	32,100	1,136,938

		2,682,091

Israel : 0.27%
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals) †	83,500	798,047

Italy : 2.51%
A2A SpA (Utilities, Multi-Utilities)	674,100	983,827
Enel SpA (Utilities, Electric Utilities)	356,900	3,232,206
Leonardo SpA (Industrials, Aerospace & Defense)	147,900	1,000,382
Mediobanca SpA (Financials, Banks)	110,500	960,242
UnipolSai Assicurazioni SpA (Financials, Insurance)	399,200	1,145,230

		7,321,887

Japan : 23.49%
Adeka Corporation (Materials, Chemicals)	96,000	1,404,900
AGC Incorporated (Industrials, Building Products)	39,100	1,109,338
Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	48,100	967,313
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	84,100	1,321,668
Brother Industries Limited (Information Technology, Technology Hardware, Storage & Peripherals)	108,800	1,802,804
Credit Saison Company Limited (Financials, Consumer Finance)	90,700	1,035,324
Daiwa House Industry Company Limited (Real Estate, Real Estate Management & Development)	32,200	863,561
Denka Company Limited (Materials, Chemicals)	53,200	1,497,828
DIC Incorporated (Materials, Chemicals)	50,900	1,212,488
Fuji Machine Manufacturing Company Limited (Industrials, Machinery)	65,600	1,180,509
Geo Holdings Corporation (Consumer Discretionary, Specialty Retail)	93,600	1,519,128
Hitachi Capital Corporation (Financials, Consumer Finance)	44,100	1,077,986
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	39,900	1,329,812
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	97,100	2,501,873
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	148,300	1,468,788
Itochu Corporation (Industrials, Trading Companies & Distributors)	45,100	1,159,702
Japan Airlines Company Limited (Industrials, Airlines)	53,800	1,073,816
JTEKT Corporation (Consumer Discretionary, Auto Components)	44,800	346,421
JXTG Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	270,800	1,062,592
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	16,900	781,853
KDDI Corporation (Communication Services, Wireless Telecommunication Services)	157,000	4,562,583
Makino Milling Machine Company Limited (Industrials, Machinery)	22,600	782,033
Marubeni Corporation (Industrials, Trading Companies & Distributors)	372,000	2,246,435
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	27,200	952,764
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	87,500	1,564,698
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	247,700	1,034,861
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified Financial Services)	208,200	984,829
Mitsui Chemicals Incorporated (Materials, Chemicals)	60,400	1,421,680
Mizuho Financial Group Incorporated (Financials, Banks)	799,800	1,085,882
Nippon Telegraph & Telephone Corporation (Communication Services, Diversified Telecommunication Services)	184,800	4,207,574
Nomura Holdings Incorporated (Financials, Capital Markets)	217,500	1,118,149
ORIX Corporation (Financials, Diversified Financial Services)	112,600	1,405,440
Resona Holdings Incorporated (Financials, Banks)	378,000	1,391,871
Ryobi Limited (Industrials, Machinery)	66,800	747,373
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	16,200	829,004
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,500	1,556,678
Sompo Holdings Incorporated NKSJ Holdings Inc (Financials, Insurance)	28,400	1,067,195
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	84,500	1,096,589
Sumitomo Heavy Industries Limited (Industrials, Machinery)	89,500	2,039,027
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	44,900	1,321,798
T&D Holdings Incorporated (Financials, Insurance)	112,300	1,176,915
Teijin Limited (Materials, Chemicals)	79,300	1,245,859

3

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo International Value Portfolio

	Shares	Value

Japan (continued)
The Keiyo Bank Limited (Financials, Banks)	203,300	$950,135
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	85,500	1,340,844
Toho Holdings Company Limited (Health Care, Health Care Providers & Services)	63,000	1,219,374
Tokuyama Corporation (Materials, Chemicals)	55,500	1,300,581
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	67,300	1,180,601
Toyota Boshoku Corporation (Consumer Discretionary, Auto Components)	82,400	1,170,085
UBE Industries Limited (Materials, Chemicals)	75,600	1,352,613
ULVAC Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	43,700	1,555,483

		68,626,657

Netherlands : 3.65%
ABN AMRO Group NV (Financials, Banks) 144A	91,500	871,785
Aegon NV (Financials, Insurance) «	240,800	670,408
ASR Nederland NV (Financials, Insurance)	41,200	1,428,273
ING Groep NV (Financials, Banks)	112,300	911,826
Koninklijke Ahold Delhaize NV (Consumer Staples, Food & Staples Retailing)	117,200	3,527,285
RHI Magnesita NV (Materials, Construction Materials)	25,200	926,231
Signify NV (Industrials, Electrical Equipment) 144A†	69,500	2,321,430

		10,657,238

Norway : 0.83%
DNB ASA (Financials, Banks) †	86,700	1,391,456
Leroy Seafood Group ASA (Consumer Staples, Food Products)	162,000	1,024,032

		2,415,488

Poland : 0.32%
Asseco Poland SA (Information Technology, Software)	48,400	933,069

Russia : 0.66%
Gazprom Neft ADR (Energy, Oil, Gas & Consumable Fuels)	53,914	1,140,179
Gazprom Neft ADR (Energy, Oil, Gas & Consumable Fuels)	886	18,695
Lukoil PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	11,300	759,699

		1,918,573

Singapore : 0.60%
DBS Group Holdings Limited (Financials, Banks)	53,900	826,793
United Overseas Bank Limited (Financials, Banks)	65,000	934,475

		1,761,268

South Africa : 0.25%
Absa Group Limited (Financials, Banks)	158,100	720,491

South Korea : 1.74%
Industrial Bank of Korea (Financials, Banks)	112,500	766,163
KB Financial Group Incorporated (Financials, Banks)	27,700	859,285
KT&G Corporation (Consumer Staples, Tobacco)	12,200	853,456
LG Uplus Corporation (Communication Services, Diversified Telecommunication Services)	81,400	818,865
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	4,800	1,002,105
Woori Financial Group Incorporated (Financials, Banks)	108,300	771,292

		5,071,166

Spain : 1.40%
Banco Santander Central Hispano SA (Financials, Banks)	388,100	862,736
Enagás SA (Utilities, Gas Utilities)	49,700	1,215,252
International Consolidated Airlines Group SA (Industrials, Airlines)	367,100	1,030,086

4

Wells Fargo International Value Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Spain (continued)
Repsol SA (Energy, Oil, Gas & Consumable Fuels)	124,200	$981,474

		4,089,548

Sweden : 2.65%
Boliden AB (Materials, Metals & Mining)	82,600	2,462,778
Securitas AB Class B (Industrials, Commercial Services & Supplies) †	116,600	1,659,398
Volvo AB Class B (Industrials, Machinery) †	189,400	3,619,485

		7,741,661

Switzerland : 8.61%
Baloise Holding AG (Financials, Insurance)	7,100	1,103,546
Credit Suisse Group AG (Financials, Capital Markets)	184,800	2,030,868
Helvetia Holding AG (Financials, Insurance)	10,400	978,505
Novartis AG (Health Care, Pharmaceuticals)	63,700	5,499,362
Roche Holding AG (Health Care, Pharmaceuticals)	25,200	8,800,975
Swiss Life Holding AG (Financials, Insurance)	4,400	1,775,673
UBS Group AG (Financials, Capital Markets)	214,200	2,603,006
Valiant Holding AG (Financials, Banks)	10,500	1,003,595
Zurich Insurance Group AG (Financials, Insurance)	3,700	1,367,111

		25,162,641

Taiwan : 1.41%
Catcher Technology Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	119,000	813,166
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	333,000	872,747
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	257,000	756,771
Tripod Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	212,000	838,130
Wistron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	769,000	836,055

		4,116,869

Thailand : 0.79%
Krung Thai Bank PCL ADR (Financials, Banks)	2,365,200	725,766
Quality House PCL (Real Estate, Real Estate Management & Development)	12,240,900	873,156
Thanachart Capital PCL (Financials, Banks)	676,600	701,112

		2,300,034

Turkey : 0.24%
Coca-Cola Icecek Uretim AS (Consumer Staples, Beverages)	121,861	717,454

United Kingdom : 13.35%
3i Group plc (Financials, Capital Markets)	80,400	987,996
Anglo American plc (Materials, Metals & Mining)	82,100	2,017,582
Aviva plc (Financials, Insurance)	241,200	909,076
Babcock International Group plc (Industrials, Commercial Services & Supplies)	241,900	875,475
BAE Systems plc (Industrials, Aerospace & Defense)	438,200	3,042,019
Barclays plc (Financials, Banks)	558,600	817,863
Barratt Developments plc (Consumer Discretionary, Household Durables)	109,200	762,554
Bellway plc (Consumer Discretionary, Household Durables)	25,100	797,370
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	91,111	776,056
British American Tobacco plc (Consumer Staples, Tobacco)	58,900	1,985,226
BT Group plc (Communication Services, Diversified Telecommunication Services)	700,200	974,962
Centrica plc (Utilities, Multi-Utilities)	1,625,800	988,086
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)	254,500	674,282
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	226,200	4,418,437

5

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo International Value Portfolio

			Shares	Value

United Kingdom (continued)
Highland Gold Mining Limited (Materials, Metals & Mining)			637,800	$2,522,153
Imperial Brands plc (Consumer Staples, Tobacco)			46,400	774,167
Inchcape plc (Consumer Discretionary, Distributors) †			132,800	894,602
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)			532,300	1,307,916
Kingfisher plc (Consumer Discretionary, Specialty Retail)			399,800	1,453,902
Legal & General Group plc (Financials, Insurance)			288,300	828,698
Lloyds Banking Group plc (Financials, Banks)			1,986,600	749,062
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)			580,700	859,955
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			660,700	471,806
Mitchells & Butlers plc (Consumer Discretionary, Hotels, Restaurants & Leisure) †			235,200	540,690
Paragon Group of Companies plc (Financials, Thrifts & Mortgage Finance)			193,100	917,013
Petrofac Limited (Energy, Energy Equipment & Services)			242,000	524,424
Premier Foods plc (Consumer Staples, Food Products) †			73,926	83,998
QinetiQ Group plc (Industrials, Aerospace & Defense)			238,400	922,574
Redrow plc (Consumer Discretionary, Household Durables)			143,800	870,331
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)			90,200	1,268,997
Royal Mail plc (Industrials, Air Freight & Logistics)			261,700	625,208
Tate & Lyle plc (Consumer Staples, Food Products)			119,000	1,078,961
Tesco plc (Consumer Staples, Food & Staples Retailing)			777,100	2,269,318

				38,990,759

Total Common Stocks (Cost $292,045,711)				286,655,472

		Dividend yield
Preferred Stocks : 0.23%

Brazil : 0.23%
Banco do Estado do Rio Grande do Sul SA Class B (Financials, Banks)		1.53%	286,600	686,354

Total Preferred Stocks (Cost $1,078,867)				686,354

		Yield
Short-Term Investments : 0.41%
Investment Companies : 0.41%
Securities Lending Cash Investments LLC (l)(r)(u)		0.09	1,031,625	1,031,625
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.06	156,299	156,299

Total Short-Term Investments (Cost $1,187,924)				1,187,924

Total investments in securities (Cost $294,312,502)	98.78%			288,529,750
Other assets and liabilities, net	1.22			3,558,420

Total net assets	100.00%			$292,088,170

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust

6

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of priod	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$0	$2,694,430	$(1,662,805)	$0	$0	0	#	$1,031,625
Wells Fargo Government Money Market Fund Select Class	3,130,999	45,850,924	(48,825,624)	0	0	930		156,299

				$0	$0	$930		$1,187,924	0.41%

#	Amount shown represents income before fees and rebates.

Wells Fargo International Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$16,861,639	$0	$0	$16,861,639
Austria	2,065,980	0	0	2,065,980
Belgium	2,637,197	0	0	2,637,197
Brazil	2,188,498	0	0	2,188,498
Canada	2,545,562	0	0	2,545,562
China	7,474,655	0	0	7,474,655
Denmark	4,241,475	0	0	4,241,475
Finland	926,543	0	0	926,543
France	27,357,446	0	0	27,357,446
Germany	23,651,472	0	0	23,651,472
Hong Kong	8,426,438	0	0	8,426,438
India	2,253,626	0	0	2,253,626
Ireland	1,136,938	1,545,153	0	2,682,091
Israel	798,047	0	0	798,047
Italy	7,321,887	0	0	7,321,887
Japan	68,626,657	0	0	68,626,657
Netherlands	10,657,238	0	0	10,657,238
Norway	2,415,488	0	0	2,415,488
Poland	933,069	0	0	933,069
Russia	778,394	1,140,179	0	1,918,573

Singapore	1,761,268	0	0	1,761,268
South Africa	720,491	0	0	720,491
South Korea	5,071,166	0	0	5,071,166
Spain	3,059,462	1,030,086	0	4,089,548
Sweden	7,741,661	0	0	7,741,661
Switzerland	25,162,641	0	0	25,162,641
Taiwan	4,116,869	0	0	4,116,869
Thailand	2,300,034	0	0	2,300,034
Turkey	717,454	0	0	717,454
United Kingdom	758,280	38,232,479	0	38,990,759
Preferred stocks
Brazil	686,354	0	0	686,354
Short-term investments
Investment companies	1,187,924	0	0	1,187,924

Total assets	$246,581,853	$41,947,897	$0	$288,529,750

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three ended August 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Large Company Value Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Common Stocks : 98.98%

Communication Services : 13.34%

Diversified Telecommunication Services : 3.56%
AT&T Incorporated	81,487	$2,429,127
Verizon Communications Incorporated	103,813	6,152,997

		8,582,124

Entertainment : 1.12%
The Walt Disney Company	20,386	2,688,302

Interactive Media & Services : 4.70%
Alphabet Incorporated Class A †	2,235	3,642,000
Alphabet Incorporated Class C †	1,593	2,603,249
Facebook Incorporated Class A †	17,326	5,079,983

		11,325,232

Media : 3.96%
Charter Communications Incorporated Class A †	9,478	5,834,752
Comcast Corporation Class A	82,441	3,694,181

		9,528,933

Consumer Discretionary : 5.83%

Auto Components : 0.43%
Adient plc †	59,581	1,033,135

Automobiles : 1.62%
Tesla Motors Incorporated †	7,835	3,904,337

Hotels, Restaurants & Leisure : 0.08%
Yum China Holdings Incorporated	3,241	187,038

Specialty Retail : 1.25%
The TJX Companies Incorporated	54,930	3,009,615

Textiles, Apparel & Luxury Goods : 2.45%
Lululemon Athletica Incorporated †	9,386	3,526,039
Nike Incorporated Class B	21,198	2,371,844

		5,897,883

Consumer Staples : 9.97%

Beverages : 1.09%
PepsiCo Incorporated	798	111,768
The Coca-Cola Company	50,831	2,517,659

		2,629,427

Food & Staples Retailing : 4.43%
Costco Wholesale Corporation	450	156,447
Performance Food Group Company †	91,693	3,347,711
Walmart Incorporated	51,598	7,164,382

		10,668,540

1

Wells Fargo Large Company Value Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Food Products : 2.63%
Beyond Meat Incorporated †«	17,949	$2,438,372
Mondelez International Incorporated Class A	66,633	3,892,700

		6,331,072

Household Products : 1.82%
The Procter & Gamble Company	31,692	4,383,954

Energy : 2.70%

Oil, Gas & Consumable Fuels : 2.70%
Antero Midstream Corporation	384,389	2,602,314
Cabot Oil & Gas Corporation	127,657	2,421,653
Exxon Mobil Corporation	9,542	381,107
Kinder Morgan Incorporated	79,511	1,098,842

		6,503,916

Financials : 15.33%

Banks : 6.80%
Bank of America Corporation	131,971	3,396,934
Bank of N.T. Butterfield & Son Limited	26,192	660,038
Bank OZK	61,160	1,409,126
Citigroup Incorporated	111,882	5,719,408
JPMorgan Chase & Company	51,621	5,171,908

		16,357,414

Capital Markets : 4.01%
BlackRock Incorporated	8,583	5,099,933
S&P Global Incorporated	10,081	3,693,880
The Goldman Sachs Group Incorporated	4,187	857,791

		9,651,604

Diversified Financial Services : 1.97%
Berkshire Hathaway Incorporated Class B †	21,776	4,748,039

Insurance : 0.86%
Goosehead Insurance Incorporated Class A	11,441	1,175,677
Marsh & McLennan Companies Incorporated	7,849	901,929

		2,077,606

Thrifts & Mortgage Finance : 1.69%
Mr. Cooper Group Incorporated †	60,975	1,117,367
PennyMac Financial Services Incorporated	56,081	2,956,590

		4,073,957

Health Care : 17.79%

Biotechnology : 2.97%
Alexion Pharmaceuticals Incorporated †	11,309	1,291,714
Amicus Therapeutics Incorporated †	51,656	754,178
Emergent BioSolutions Incorporated †	8,225	938,061
Exact Sciences Corporation †	21,050	1,584,855
Exelixis Incorporated †	33,073	734,882
Incyte Corporation †	4,135	398,407
Insmed Incorporated †	18,941	533,947

2

Wells Fargo Large Company Value Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Biotechnology (continued)
Ionis Pharmaceuticals Incorporated †	1,474	$80,333
OPKO Health Incorporated †«	255,394	827,477

		7,143,854

Health Care Equipment & Supplies : 2.09%
Abbott Laboratories	9,777	1,070,288
Medtronic plc	12,309	1,322,845
Stryker Corporation	13,319	2,639,293

		5,032,426

Health Care Providers & Services : 1.82%
Anthem Incorporated	5,988	1,685,742
Cigna Corporation	4,157	737,327
The Ensign Group Incorporated	33,489	1,960,446

		4,383,515

Health Care Technology : 0.99%
Cerner Corporation	32,591	2,391,202

Life Sciences Tools & Services : 2.74%
Agilent Technologies Incorporated	43,748	4,393,174
Thermo Fisher Scientific Incorporated	5,165	2,215,682

		6,608,856

Pharmaceuticals : 7.18%
Johnson & Johnson	52,827	8,104,190
Merck & Company Incorporated	76,803	6,548,992
Pfizer Incorporated	69,697	2,633,850

		17,287,032

Industrials : 10.10%

Aerospace & Defense : 0.41%
Raytheon Technologies Corporation	16,047	978,867

Airlines : 1.18%
Allegiant Travel Company	22,120	2,844,632

Building Products : 0.45%
Trex Company Incorporated †	7,154	1,069,451

Commercial Services & Supplies : 1.79%
Rollins Incorporated	29,667	1,635,838
Waste Management Incorporated	23,505	2,679,570

		4,315,408

Machinery : 2.55%
Deere & Company	7,410	1,556,545
Donaldson Company Incorporated	36,703	1,848,363
Evoqua Water Technologies Company †	113,785	2,328,041
Proto Labs Incorporated †	2,830	416,010

		6,148,959

3

Wells Fargo Large Company Value Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Professional Services : 1.64%
CoStar Group Incorporated †	4,641	$3,938,353

Trading Companies & Distributors : 2.08%
Fastenal Company	102,550	5,010,593

Information Technology : 12.43%

Communications Equipment : 2.36%
Cisco Systems Incorporated	134,793	5,690,960

Electronic Equipment, Instruments & Components : 0.77%
Cognex Corporation	26,586	1,839,485

IT Services : 3.92%
International Business Machines Corporation	46,836	5,775,347
Square Incorporated Class A †	22,930	3,658,711

		9,434,058

Semiconductors & Semiconductor Equipment : 2.04%
Advanced Micro Devices Incorporated †	51,521	4,679,137
Amkor Technology Incorporated †	10,254	125,048
Applied Materials Incorporated	1,871	115,254

		4,919,439

Software : 2.12%
Intuit Incorporated	14,788	5,107,627

Technology Hardware, Storage & Peripherals : 1.22%
Apple Incorporated	22,692	2,928,176

Materials : 3.27%

Chemicals : 1.35%
Corteva Incorporated	114,206	3,260,581

Containers & Packaging : 0.27%
Amcor plc	58,186	643,537

Metals & Mining : 1.65%
Freeport-McMoRan Incorporated	254,865	3,978,443

Real Estate : 4.16%

Equity REITs : 1.91%
Alexandria Real Estate Equities Incorporated	7,433	1,251,569
Invitation Homes Incorporated	22,071	631,893
Prologis Incorporated	26,556	2,704,994

		4,588,456

Real Estate Management & Development : 2.25%
CBRE Group Incorporated Class A †	80,353	3,779,002
Jones Lang LaSalle Incorporated	15,922	1,640,603

		5,419,605

4

Wells Fargo Large Company Value Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Utilities : 4.06%

Electric Utilities : 1.34%
Duke Energy Corporation	7,166	$575,716
Entergy Corporation	26,763	2,653,284

		3,229,000

Multi-Utilities : 2.72%
CenterPoint Energy Incorporated	66,527	1,335,197
MDU Resources Group Incorporated	220,748	5,214,068

		6,549,265

Total Common Stocks (Cost $210,364,128)		238,323,908

		Yield
Short-Term Investments : 1.01%

Investment Companies : 1.01%
Securities Lending Cash Investments LLC (l)(r)(u)			0.09%	1,036,150	1,036,150
Wells Fargo Government Money Market Fund Select Class (l)(u)			0.06	1,402,427	1,402,427

Total Short-Term Investments (Cost $2,438,577)					2,438,577

Total investments in securities (Cost $212,802,705)	99.99%				240,762,485

Other assets and liabilities, net	0.01				30,409

Total net assets	100.00%				$240,792,894

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

5

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
S&P 500 E-Mini Index	12	9-18-2020	$1,910,546	$2,099,340	$188,794	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$0	$3,013,775	$(1,977,625)	$0	$0	$60	#	$1,036,150
Wells Fargo Government Money Market Fund Select Class	3,557,730	7,775,720	(9,931,023)	0	0	1,027		1,402,427

				$0	$0	$1,087		$2,438,577	1.01%

#	Amount shown represents income before fees and rebates.

Wells Fargo Large Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$32,124,591	$0	$0	$32,124,591
Consumer discretionary	14,032,008	0	0	14,032,008
Consumer staples	24,012,993	0	0	24,012,993
Energy	6,503,916	0	0	6,503,916
Financials	36,908,620	0	0	36,908,620
Health care	42,846,885	0	0	42,846,885
Industrials	24,306,263	0	0	24,306,263
Information technology	29,919,745	0	0	29,919,745
Materials	7,882,561	0	0	7,882,561
Real estate	10,008,061	0	0	10,008,061
Utilities	9,778,265	0	0	9,778,265
Short-term investments
Investment companies	2,438,577	0	0	2,438,577

	240,762,485	0	0	240,762,485
Futures contracts	188,794	0	0	188,794

Total assets	$240,951,279	$0	$0	$240,951,279

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of August 31, 2020, the Portfolio had segregated $803,437 as cash collateral for these open futures contracts.

For the three months period ended August 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

Well Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Agency Securities : 29.33%
FHLMC	3.50%	8-1-2049	$767,766	$808,761
FHLMC	3.00	7-1-2046	501,335	542,917
FHLMC	3.00	7-1-2046	647,893	698,301
FHLMC	3.00	11-1-2049	2,530,670	2,688,704
FHLMC	3.50	4-1-2043	807,832	876,273
FHLMC	3.50	5-1-2044	397,322	436,476
FHLMC	3.50	6-1-2046	318,791	344,522
FHLMC	3.50	2-1-2047	2,029,703	2,204,647
FHLMC	3.50	4-1-2047	342,145	375,752
FHLMC	3.50	12-1-2047	1,379,472	1,507,480
FHLMC	3.50	3-1-2048	1,692,253	1,823,205
FHLMC	4.00	4-1-2044	477,737	537,976
FHLMC	4.00	8-1-2044	311,535	345,950
FHLMC	4.00	6-1-2048	1,915,814	2,088,026
FHLMC	4.50	8-1-2048	2,166,829	2,341,683
FHLMC	4.50	11-1-2048	2,563,684	2,802,832
FHLMC	4.50	11-1-2048	4,773,862	5,247,175
FHLMC Series 2018-3 Class MA	3.50	8-25-2057	5,577,442	6,007,324
FHLMC Series 2019-3 Class M55D	4.00	10-25-2058	978,332	1,084,771
FHLMC Structured Pass-Through Securities Series T-20 Class A6	6.43	9-25-2029	16,785	17,786
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	635,888	760,421
FNMA	3.00	4-1-2047	2,150,486	2,275,771
FNMA %%	2.00	9-14-2050	920,000	948,570
FNMA %%	2.00	10-14-2050	4,190,000	4,310,837
FNMA	2.00	11-25-2059	1,390,991	1,429,855
FNMA	2.50	8-1-2031	281,015	297,967
FNMA	2.50	2-1-2035	1,046,083	1,111,569
FNMA	2.50	2-1-2035	1,442,700	1,520,999
FNMA ±±	2.56	5-1-2023	269,007	278,884
FNMA	2.73	1-1-2023	529,516	554,985
FNMA	2.73	9-1-2023	547,613	577,576
FNMA	3.00	12-1-2032	35,269	37,635
FNMA	3.00	7-1-2046	393,713	426,270
FNMA	3.00	12-1-2049	2,448,609	2,601,524
FNMA	3.00	12-1-2049	2,127,256	2,247,865
FNMA ±±	3.04	9-1-2025	3,291,921	3,579,319
FNMA	3.07	2-1-2026	360,000	400,174
FNMA	3.08	1-1-2026	480,000	533,283
FNMA ±±	3.09	11-1-2022	205,801	212,811
FNMA	3.35	1-1-2028	273,504	313,633
FNMA ±±	3.36	11-1-2026	3,187,923	3,566,461
FNMA ±±	3.40	12-1-2027	1,206,768	1,368,009
FNMA	3.50	10-1-2032	495,463	532,443
FNMA	3.50	11-1-2042	209,012	229,399
FNMA	3.50	11-1-2042	248,873	270,102
FNMA	3.50	2-1-2043	137,706	149,444
FNMA	3.50	11-1-2045	1,189,844	1,286,166
FNMA	3.50	4-1-2046	159,106	172,886
FNMA	3.50	7-1-2046	452,397	489,486
FNMA	3.50	11-1-2046	530,373	577,347
FNMA	3.50	8-1-2047	2,473,693	2,691,252
FNMA	3.62	1-1-2026	1,964,169	2,203,166
FNMA	3.62	1-1-2026	1,653,013	1,854,149
FNMA	3.97	6-1-2025	6,866,678	7,677,680
FNMA	4.00	11-1-2040	238,410	259,805
FNMA	4.00	4-1-2041	315,917	344,264
FNMA	4.00	8-1-2046	347,874	378,070
FNMA	4.00	3-1-2049	1,234,707	1,335,234
FNMA	4.00	8-1-2051	12,112,319	13,314,365
FNMA	4.00	7-1-2056	460,716	519,819
FNMA	4.50	8-1-2048	1,987,512	2,152,860
FNMA	4.50	1-1-2051	13,867,303	15,501,417
FNMA	4.50	6-1-2056	356,489	399,604
FNMA	4.50	6-1-2056	538,736	603,893
FNMA	4.50	6-1-2056	383,614	430,012
FNMA	5.00	9-1-2033	101,925	116,889

1

Portfolio of investments — August 31, 2020 (unaudited)	Well Fargo Managed Fixed Income Portfolio

	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.50%	2-1-2036	$64,803	$70,806
FNMA Series 2002-90 Class A2	6.50	11-25-2042	277,248	324,445
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	109,304	129,182
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	1,016,018	1,197,945
FNMA Series 2003-W4 Class 3A ±±	5.60	10-25-2042	172,066	201,041
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	367,240	430,816
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	575,329	680,626
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	95,653	113,759
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	582,723	673,707
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	161,010	193,625
GNMA	6.50	10-15-2023	6,500	7,168
GNMA	6.50	11-15-2023	3,521	3,883
GNMA	6.50	11-15-2023	1,682	1,854
GNMA	6.50	12-15-2023	5,996	6,612
GNMA	6.50	1-15-2024	8,741	9,640
GNMA	7.00	8-15-2027	38,187	43,455
SBA Series 2006-20B Class 1	5.35	2-1-2026	138,002	148,977
SBA Series 2006-20H Class 1	5.70	8-1-2026	66,965	72,771
SBA Series 2007-20J Class 1	5.57	10-1-2027	202,384	217,501
SBA Series 2013-20A Class 1	2.13	1-1-2033	224,029	232,039
SBA Series 2013-20J Class 1	3.37	10-1-2033	275,821	298,236
SBA Series 2014-10A Class 1	3.19	3-10-2024	208,050	215,150
SBA Series 2014-10B Class 1	3.02	9-10-2024	319,268	331,515
SBA Series 2014-20A Class 1	3.46	1-1-2034	235,331	256,482
SBA Series 2015-10B Class 1	2.83	9-10-2025	335,566	354,125
SBA Series 2015-20C Class 1	2.72	3-1-2035	339,394	364,270
SBA Series 2015-20E Class 1	2.77	5-1-2035	509,621	547,603
SBA Series 2015-20F Class 1	2.98	6-1-2035	345,194	375,621
SBA Series 2017-10A Class 1	2.85	3-10-2027	447,627	477,371
SBA Series 2017-20F Class 1	2.81	6-1-2037	233,065	248,379
SBA Series 2018-10B Class 1	3.55	9-10-2028	4,572,783	4,903,341
SBA Series 2018-20E Class 1	3.50	5-1-2038	2,135,919	2,356,078
SBA Series 2018-20G Class 1	3.54	7-1-2038	2,525,899	2,793,278
SBA Series 2018-20H Class 1	3.58	8-1-2038	3,475,799	3,853,089
SBA Series 2018-20K Class 1	3.87	11-1-2038	2,449,426	2,738,969

Total Agency Securities (Cost $130,909,727)				140,498,090

Asset-Backed Securities : 1.51%
ECMC Group Student Loan Trust Series 16-1A Class A (1 Month LIBOR +1.35%) 144A±	1.53	7-26-2066	304,602	303,845
ECMC Group Student Loan Trust Series 2018-2A Class A (1 Month LIBOR +0.80%) 144A±	0.98	9-25-2068	2,303,569	2,261,304
Ford Credit Auto Owner Trust Series 2018-2 Class A 144A	3.47	1-15-2030	3,200,000	3,463,068
MMAF Equipment Finance LLC Series 2017-AA Class A5 144A	2.68	7-16-2027	695,000	725,969
South Carolina Student Loan Corporation Series 2014-1 Class B (1 Month LIBOR +1.50%) ±	1.66	8-1-2035	500,000	492,336

Total Asset-Backed Securities (Cost $6,981,429)				7,246,522

Corporate Bonds and Notes : 35.98%

Communication Services : 1.53%

Diversified Telecommunication Services : 1.00%
AT&T Incorporated	2.25	2-1-2032	460,000	466,251
AT&T Incorporated	2.75	6-1-2031	535,000	566,779
AT&T Incorporated	4.75	5-15-2046	1,280,000	1,528,105
AT&T Incorporated	5.25	3-1-2037	60,000	75,556
Verizon Communications Incorporated	4.50	8-10-2033	40,000	50,718
Verizon Communications Incorporated	4.81	3-15-2039	1,500,000	1,971,064
Verizon Communications Incorporated	5.25	3-16-2037	110,000	148,900
				4,807,373

Entertainment : 0.12%
Walt Disney Company	2.65	1-13-2031	540,000	584,276

2

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Media : 0.41%
CCO Holdings LLC 144A	5.75%	2-15-2026	$425,000	$445,426
Comcast Corporation	1.95	1-15-2031	550,000	565,943
Lamar Media Corporation	5.75	2-1-2026	895,000	933,306

				1,944,675

Consumer Discretionary : 4.24%

Auto Components : 0.35%
Allison Transmission Incorporated 144A	5.00	10-1-2024	1,655,000	1,671,600

Automobiles : 0.16%
General Motors Company	4.88	10-2-2023	400,000	436,937
Volkswagen Group of America Incorporated 144A	2.85	9-26-2024	300,000	319,888

				756,825

Diversified Consumer Services : 2.86%
Duke University	3.20	10-1-2038	1,175,000	1,285,477
Johns Hopkins University	2.81	1-1-2060	420,000	439,437
Massachusetts Institute of Technology	3.96	7-1-2038	1,780,000	2,223,847
Massachusetts Institute of Technology	4.68	7-1-2114	120,000	178,445
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	958,785
Northwestern University	3.66	12-1-2057	105,000	130,905
Northwestern University	3.69	12-1-2038	1,915,000	2,100,311
President and Fellows of Harvard College	3.62	10-1-2037	275,000	338,354
President and Fellows of Harvard College	4.88	10-15-2040	183,000	256,445
President and Fellows of Harvard College	5.63	10-1-2038	525,000	802,298
Princeton University	5.70	3-1-2039	1,640,000	2,525,621
Service Corporation International	7.50	4-1-2027	440,000	532,400
University of Southern California	3.03	10-1-2039	1,250,000	1,374,365
Yale University	1.48	4-15-2030	570,000	579,460

				13,726,150

Hotels, Restaurants & Leisure : 0.31%
Cedar Fair LP	5.38	6-1-2024	1,480,000	1,483,981

Textiles, Apparel & Luxury Goods : 0.56%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	210,000
HanesBrands Incorporated 144A	4.88	5-15-2026	1,250,000	1,360,913
The William Carter Company 144A	5.63	3-15-2027	100,000	106,238
Wolverine World Wide Incorporated 144A	5.00	9-1-2026	1,000,000	995,000

				2,672,151

Consumer Staples : 0.32%

Beverages : 0.22%
Anheuser-Busch InBev Worldwide Incorporated	4.70	2-1-2036	870,000	1,037,618

Food Products : 0.10%
Ingredion Incorporated	2.90	6-1-2030	320,000	347,646
Kraft Heinz Foods Company	4.63	1-30-2029	120,000	135,850

				483,496

Energy : 4.92%

Energy Equipment & Services : 0.54%
Baker Hughes LLC	3.34	12-15-2027	1,500,000	1,633,856
Halliburton Company	2.92	3-1-2030	820,000	831,181
Halliburton Company	3.80	11-15-2025	92,000	100,908

				2,565,945

3

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels : 4.38%
Antero Resources Corporation	5.00%	3-1-2025	$1,360,000	$937,176
Chevron Corporation	2.24	5-11-2030	490,000	522,214
Cimarex Energy Company	3.90	5-15-2027	500,000	516,048
Enable Midstream Partners	4.95	5-15-2028	790,000	776,978
EnLink Midstream Partners LP	4.85	7-15-2026	805,000	703,304
Enterprise Products Operating LLC	3.75	2-15-2025	1,500,000	1,676,964
Enterprise Products Operating LLC	4.15	10-16-2028	260,000	305,831
Florida Gas Transmission Company 144A	4.35	7-15-2025	1,521,000	1,731,200
Gulfstream Natural Gas System LLC 144A	6.19	11-1-2025	210,000	254,903
Hess Corporation	4.30	4-1-2027	800,000	851,369
Magellan Midstream Partners LP	5.00	3-1-2026	170,000	198,212
Marathon Oil Corporation	3.85	6-1-2025	1,030,000	1,068,795
Marathon Petroleum Corporation	5.13	12-15-2026	1,500,000	1,779,314
MPLX LP	4.13	3-1-2027	1,500,000	1,659,161
Newfield Exploration Company	5.38	1-1-2026	959,000	952,062
Newfield Exploration Company	5.63	7-1-2024	249,000	253,115
NuStar Logistics LP	6.00	6-1-2026	600,000	627,942
Occidental Petroleum Corporation	3.20	8-15-2026	1,070,000	938,219
Range Resources Corporation «	5.00	3-15-2023	1,020,000	1,016,155
Southwestern Energy Company	6.45	1-23-2025	660,000	662,996
Transcontinental Gas Pipe Line Company LLC 144A	3.25	5-15-2030	790,000	861,968
Transcontinental Gas Pipe Line Company LLC	7.85	2-1-2026	1,200,000	1,568,530
Western Midstream Operating LP	5.05	2-1-2030	1,100,000	1,127,720

				20,990,176

Financials : 5.40%

Banks : 2.43%
Bank of America Corporation (U.S. SOFR +1.15%) ±	1.32	6-19-2026	790,000	799,974
Bank of America Corporation (3 Month LIBOR +1.51%) ±	3.71	4-24-2028	1,440,000	1,631,865
Bank of America Corporation	3.88	8-1-2025	700,000	799,109
Citigroup Incorporated (U.S. SOFR +2.11%) ±	2.57	6-3-2031	370,000	390,982
Citigroup Incorporated	3.30	4-27-2025	1,000,000	1,110,152
Citigroup Incorporated	3.40	5-1-2026	1,000,000	1,121,948
Citigroup Incorporated	4.40	6-10-2025	65,000	74,073
JPMorgan Chase & Company (U.S. SOFR +1.89%) ±	2.18	6-1-2028	310,000	324,174
JPMorgan Chase & Company	3.20	6-15-2026	500,000	559,381
JPMorgan Chase & Company (3 Month LIBOR +1.34%) ±	3.78	2-1-2028	1,100,000	1,260,311
JPMorgan Chase & Company (3 Month LIBOR +1.26%) ±	4.20	7-23-2029	600,000	709,556
JPMorgan Chase & Company (3 Month LIBOR +1.33%) ±	4.45	12-5-2029	470,000	567,109
KeyCorp	2.25	4-6-2027	690,000	729,706
National Capital Commerce Incorporated (3 Month LIBOR +0.98%) ±	1.28	4-1-2027	400,000	368,096
PNC Bank	4.05	7-26-2028	1,000,000	1,181,776

				11,628,212

Capital Markets : 1.11%
Goldman Sachs Capital II (3 Month LIBOR +0.77%) ±	4.00	12-29-2049	6,000	5,514
Goldman Sachs Group Incorporated	3.50	1-23-2025	1,100,000	1,207,893
Goldman Sachs Group Incorporated	3.75	2-25-2026	1,500,000	1,694,854
Goldman Sachs Group Incorporated	4.25	10-21-2025	120,000	136,607
Morgan Stanley	3.88	1-27-2026	1,000,000	1,147,940
Morgan Stanley	3.95	4-23-2027	1,000,000	1,134,567

				5,327,375

Consumer Finance : 1.34%
BMW US Capital LLC Company 144A	3.15	4-18-2024	965,000	1,039,312
Capital One Financial Corporation	3.20	1-30-2023	160,000	169,138
Capital One Financial Corporation	3.30	10-30-2024	1,500,000	1,633,841
Daimler Finance North America LLC 144A	2.70	6-14-2024	740,000	784,898
Daimler Finance North America LLC 144A	3.35	2-22-2023	1,490,000	1,575,620
Ford Motor Credit Company LLC	5.58	3-18-2024	1,130,000	1,204,750

				6,407,559

4

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Diversified Financial Services : 0.19%
EMD Finance LLC 144A	3.25%	3-19-2025	$830,000	$919,099

Insurance : 0.33%
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	829,953
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	752,395

				1,582,348

Health Care : 4.22%

Biotechnology : 0.31%
AbbVie Incorporated 144A	4.55	3-15-2035	1,200,000	1,497,326

Health Care Equipment & Supplies : 0.34%
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	1,065,000	1,099,772
Hologic Incorporated 144A	4.38	10-15-2025	285,000	290,885
Teleflex Incorporated	4.88	6-1-2026	250,000	261,250

				1,651,907

Health Care Providers & Services : 2.72%
Advocate Health Corporation	4.27	8-15-2048	290,000	371,467
BayCare Health System Incorporated	3.83	11-15-2050	145,000	179,922
Cleveland Clinic Foundation	4.86	1-1-2114	894,000	1,281,170
CVS Caremark Corporation	5.05	3-25-2048	130,000	168,752
CVS Health Corporation	1.75	8-21-2030	200,000	197,531
CVS Health Corporation	4.30	3-25-2028	1,300,000	1,530,449
Kaiser Foundation Hospitals	3.27	11-1-2049	480,000	535,816
Mayo Clinic	4.13	11-15-2052	810,000	1,054,469
MEDNAX Incorporated 144A	5.25	12-1-2023	1,380,000	1,404,150
Memorial Health Services	3.45	11-1-2049	820,000	858,430
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	575,000	778,304
NYU Hospitals Center	3.38	7-1-2055	690,000	712,014
OhioHealth Corporation	3.04	11-15-2050	320,000	349,985
Southern Baptist Hospital	4.86	7-15-2045	625,000	745,961
Stanford Health Care	3.80	11-15-2048	275,000	343,450
Texas Health Resources	4.33	11-15-2055	750,000	1,023,036
The New York-Presbyterian Hospital	3.56	8-1-2036	750,000	833,036
The New York-Presbyterian Hospital	4.06	8-1-2056	500,000	652,509

				13,020,451

Health Care Technology : 0.10%
IQVIA Incorporated 144A	5.00	10-15-2026	445,000	464,896

Life Sciences Tools & Services : 0.29%
Agilent Technologies Incorporated	2.75	9-15-2029	600,000	648,937
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	700,000	736,750

				1,385,687

Pharmaceuticals : 0.46%
Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	262,683
Bayer US Finance LLC 144A	4.38	12-15-2028	1,170,000	1,371,549
Johnson & Johnson	2.10	9-1-2040	560,000	558,222

				2,192,454

Industrials : 3.56%

Aerospace & Defense : 1.07%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	1,345,000	1,496,474
Boeing Company	5.15	5-1-2030	155,000	173,548
Boeing Company	5.71	5-1-2040	110,000	127,537
Hexcel Corporation	3.95	2-15-2027	1,302,000	1,398,333
Moog Incorporated 144A	4.25	12-15-2027	700,000	722,750

5

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

	Interest rate	Maturity date	Principal	Value

Aerospace & Defense (continued)
Raytheon Technologies Corporation	2.25%	7-1-2030	$360,000	$380,036
The Boeing Company	2.70	2-1-2027	840,000	815,063

				5,113,741

Air Freight & Logistics : 0.07%
Fedex Corporation	3.90	2-1-2035	280,000	319,535

Building Products : 0.21%
Fortune Brands Home & Security Incorporated	4.00	9-21-2023	240,000	263,770
Lennox International Incorporated	1.70	8-1-2027	530,000	534,945
Masco Corporation	6.50	8-15-2032	150,000	188,587

				987,302

Commercial Services & Supplies : 0.21%
Clean Harbors Incorporated 144A	4.88	7-15-2027	425,000	445,876
Stericycle Incorporated 144A	5.38	7-15-2024	538,000	562,210

				1,008,086

Construction & Engineering : 0.03%
Valmont Industries Incorporated	5.00	10-1-2044	110,000	120,547

Electrical Equipment : 0.25%
Carrier Global Corporation 144A	2.49	2-15-2027	780,000	818,311
Emerson Electric Company	1.95	10-15-2030	370,000	385,879

				1,204,190

Machinery : 0.54%
Briggs & Stratton Corporation †	6.88	12-15-2020	850,000	55,250
Caterpillar Financial Service Corporation	1.45	5-15-2025	270,000	280,181
Fortive Corporation	2.35	6-15-2021	215,000	217,849
Mueller Water Products Incorporated 144A	5.50	6-15-2026	950,000	990,375
Oshkosh Corporation	3.10	3-1-2030	490,000	516,414
Oshkosh Corporation	4.60	5-15-2028	200,000	227,246
Vessel Management Services Incorporated	3.43	8-15-2036	272,000	314,892

				2,602,207

Professional Services : 0.48%
Equifax Incorporated	3.95	6-15-2023	1,700,000	1,839,459
Relx Capital Incorporated	3.00	5-22-2030	70,000	77,099
Relx Capital Incorporated	3.50	3-16-2023	110,000	117,643
Relx Capital Incorporated	4.00	3-18-2029	240,000	283,432

				2,317,633

Road & Rail : 0.34%
Norfolk Southern Corporation	5.10	12-31-2049	760,000	975,011
Ryder System Incorporated	3.65	3-18-2024	620,000	676,504

				1,651,515

Transportation Infrastructure : 0.36%
Crowley Conro LLC	4.18	8-15-2043	1,374,852	1,723,813

Information Technology : 1.59%

Electronic Equipment, Instruments & Components : 0.21%
Jabil Incorporated	3.95	1-12-2028	900,000	989,969

IT Services : 0.20%
Verisign Incorporated	4.75	7-15-2027	900,000	965,268

6

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Semiconductors & Semiconductor Equipment : 0.73%
KLA Tencor Corporation	4.10%	3-15-2029	$150,000	$180,093
Maxim Integrated Products Incorporated	3.45	6-15-2027	1,550,000	1,718,043
Microchip Technology Incorporated	4.33	6-1-2023	1,500,000	1,616,296

				3,514,432

Software : 0.36%
CDK Global Incorporated	5.88	6-15-2026	185,000	194,318
Fair Isaac Corporation 144A	5.25	5-15-2026	1,330,000	1,527,239

				1,721,557

Technology Hardware, Storage & Peripherals : 0.09%
Hewlett Packard Enterprise Company	4.90	10-15-2025	375,000	433,651

Materials : 3.63%

Chemicals : 2.57%
Albemarle Corporation	4.15	12-1-2024	1,390,000	1,511,486
Axalta Coating Systems Limited 144A	4.88	8-15-2024	550,000	563,409
DuPont de Nemours Incorporated	4.73	11-15-2028	930,000	1,136,845
DuPont de Nemours Incorporated	4.49	11-15-2025	430,000	500,297
FMC Corporation	3.20	10-1-2026	1,120,000	1,245,451
Ingevity Corporation 144A	4.50	2-1-2026	2,015,000	2,038,878
Mosaic Company	4.05	11-15-2027	1,090,000	1,207,196
PPG Industries Incorporated	2.55	6-15-2030	770,000	821,127
Scotts Miracle-Gro Company	5.25	12-15-2026	1,589,000	1,701,628
The Sherwin-Williams Company	2.95	8-15-2029	450,000	494,775
The Sherwin-Williams Company	3.30	2-1-2025	100,000	108,495
Valvoline Incorporated 144A	4.25	2-15-2030	720,000	764,100
W.R. Grace & Company 144A	5.63	10-1-2024	200,000	215,000

				12,308,687

Construction Materials : 0.11%
CRH America Finance Incorporated 144A	3.40	5-9-2027	200,000	218,599
Martin Marietta Material	2.50	3-15-2030	280,000	291,455

				510,054

Containers & Packaging : 0.69%
Graphic Packaging International Company	4.13	8-15-2024	500,000	528,750
Sealed Air Corporation 144A	5.50	9-15-2025	200,000	224,000
Sealed Air Corporation 144A	6.88	7-15-2033	100,000	127,424
Westrock Company	3.00	9-15-2024	1,680,000	1,812,423
WRKCo Incorporated	3.90	6-1-2028	560,000	638,657

				3,331,254

Metals & Mining : 0.11%
Freeport-McMoRan Copper & Gold Incorporated	4.55	11-14-2024	475,000	512,231

Paper & Forest Products : 0.15%
Georgia Pacific LLC 144A	2.30	4-30-2030	695,000	737,432

Real Estate : 3.23%

Equity REITs : 3.23%
Alexandria Real Estate Equities Incorporated	3.95	1-15-2027	240,000	273,564
Alexandria Real Estate Equities Incorporated	4.30	1-15-2026	1,500,000	1,741,210
Boston Properties LP	2.75	10-1-2026	1,500,000	1,619,763
Boston Properties LP	3.20	1-15-2025	250,000	271,715
Digital Realty Trust LP	4.45	7-15-2028	510,000	610,247
Duke Realty LP	3.25	6-30-2026	1,500,000	1,652,920
Duke Realty LP	4.00	9-15-2028	230,000	269,901
HCP Incorporated	3.50	7-15-2029	560,000	628,032

7

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

	Interest rate	Maturity date	Principal	Value

Equity REITs (continued)
Healthcare Trust of America Incorporated	3.50%	8-1-2026	$255,000	$280,562
Healthpeak Properties	2.88	1-15-2031	190,000	202,697
Host Hotels & Resorts Incorporated	3.88	4-1-2024	265,000	275,411
Kimco Realty Corporation	3.30	2-1-2025	1,500,000	1,609,316
Mid-America Apartments LP	3.60	6-1-2027	845,000	948,512
Mid-America Apartments LP	4.20	6-15-2028	160,000	186,151
National Retail Properties Incorporated	4.30	10-15-2028	370,000	412,550
Ventas Realty LP	3.50	2-1-2025	150,000	161,571
Ventas Realty LP	3.85	4-1-2027	1,500,000	1,618,544
Vornado Realty Trust	3.50	1-15-2025	1,500,000	1,557,200
Welltower Incorporated	3.63	3-15-2024	580,000	627,062
Welltower Incorporated	2.70	2-15-2027	460,000	489,081

				15,436,009

Utilities : 3.34%

Electric Utilities : 2.74%
Duke Energy Carolinas LLC	6.05	4-15-2038	830,000	1,250,011
Entergy Arkansas Incorporated	3.05	6-1-2023	1,055,000	1,115,266
Evergy Metro Incorporated	2.25	6-1-2030	350,000	372,899
Florida Power & Light Company	4.95	6-1-2035	1,000,000	1,391,916
ITC Holdings Corporation	3.65	6-15-2024	120,000	131,670
MidAmerican Energy Holdings Company	5.80	10-15-2036	900,000	1,295,982
Monongahela Power Company 144A	4.10	4-15-2024	1,660,000	1,825,272
Northern States Power Company of Minnesota	5.35	11-1-2039	1,580,000	2,316,154
PacifiCorp	3.35	7-1-2025	130,000	144,817
Public Service Electric & Gas Company	5.70	12-1-2036	590,000	825,820
Rochester Gas & Electric Corporation 144A	3.10	6-1-2027	1,790,000	1,977,027
Southern California Edison Company	6.00	1-15-2034	188,000	253,940
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	219,706

				13,120,480

Gas Utilities : 0.35%
AmeriGas Partners LP	5.50	5-20-2025	450,000	493,875
AmeriGas Partners LP	5.88	8-20-2026	500,000	566,598
Boardwalk Pipelines Company	5.95	6-1-2026	550,000	640,760

				1,701,233

Independent Power & Renewable Electricity Producers : 0.08%
AES Corporation	5.13	9-1-2027	335,000	361,629

Multi-Utilities : 0.17%
Black Hills Corporation	4.35	5-1-2033	710,000	826,574

Total Corporate Bonds and Notes (Cost $155,557,150)				172,320,609

Municipal Obligations : 11.18%

California : 1.17%

GO Revenue : 1.06%
Alameda County CA Series A	3.70	8-1-2031	275,000	314,523
Coast Community College District California	2.89	8-1-2035	1,165,000	1,270,677
Oxnard CA Union High School District	1.87	8-1-2030	800,000	822,288
San Diego CA Community College District Series B	2.88	8-1-2033	1,935,000	2,126,700
San Jose CA Disaster Preparedness Taxable Bonds Series B	2.60	9-1-2027	500,000	555,240

				5,089,428

Tax Revenue : 0.11%
San Jose CA RDA Senior Taxable Refunding Bonds Series A-T	3.38	8-1-2034	455,000	493,529

				5,582,957

8

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Delaware : 0.33%

Miscellaneous Revenue : 0.33%
Delaware Bonds Series 2010C	4.45%	7-1-2028	$1,250,000	$1,560,125

Florida : 0.43%

Airport Revenue : 0.16%
Broward County FL Airport System Series C	2.38	10-1-2026	775,000	784,440

Water & Sewer Revenue : 0.27%
Florida Water Pollution Control Financing Corporation Series A	2.60	1-15-2030	1,175,000	1,274,111

				2,058,551

Georgia : 0.13%

GO Revenue : 0.13%
Cherokee County GA School System Build America Bonds	5.87	8-1-2028	500,000	616,685

Hawaii : 0.16%

GO Revenue : 0.16%
Hawaii State Taxable Series FZ	1.60	8-1-2031	770,000	774,135

Idaho : 0.04%

Miscellaneous Revenue : 0.04%
Idaho Building Authority State Office Campus Project Series B	3.28	9-1-2028	170,000	190,344

Illinois : 0.03%

GO Revenue : 0.03%
Lake County IL Community Consolidated School District Series A	3.40	11-1-2027	150,000	167,339

Indiana : 0.65%

Education Revenue : 0.29%
Indiana University Taxable Consolidated Bonds Series B	3.07	6-1-2060	1,195,000	1,381,002

Health Revenue : 0.29%
Indiana Finance Authority Community Foundation	3.63	3-1-2039	1,235,000	1,400,441

Miscellaneous Revenue : 0.07%
Indianapolis IN Local Public Improvement Bonds Series A-2	6.00	1-15-2040	235,000	344,522

				3,125,965

Louisiana : 0.09%

Tax Revenue : 0.09%
Louisiana Refunding Bond Series A-2%%	2.00	5-1-2032	425,000	429,730

Maryland : 0.17%

GO Revenue : 0.17%
Montgomery County MD Consolidated Public Improvement Refunding Bond Series C	1.25	11-1-2028	790,000	795,119

Massachusetts : 0.23%

GO Revenue : 0.23%
Boston MA Series C Qualified School Construction Bonds	4.40	4-1-2026	380,000	387,881

9

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)
Massachusetts Taxable Consolidated Loan Series H	2.90%	9-1-2049	$650,000	$709,787

				1,097,668

Michigan : 0.21%

Health Revenue : 0.21%
Michigan Finance Authority Trinity Health Credit Group Series T	3.08	12-1-2034	930,000	1,030,756

Mississippi : 0.07%

Education Revenue : 0.07%
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.68%) ±	0.86	10-25-2035	333,819	329,938

Missouri : 0.45%

Education Revenue : 0.45%
Missouri HEFA Washington University Series A	3.65	8-15-2057	500,000	615,625
Missouri Higher Education Loan Authority Notes Class A-1 (1 Month LIBOR +0.83%) ±	1.01	1-26-2026	1,548,140	1,385,662
Missouri Higher Education Loan Authority Notes Class A-1 (3 Month LIBOR +0.85%) ±	1.21	8-27-2029	158,150	157,960

				2,159,247

New Jersey : 0.18%

Miscellaneous Revenue : 0.18%
Hudson County NJ Improvement Authority Hudson County Lease Project (AGM Insured)	7.40	12-1-2025	760,000	868,133

New York : 0.65%

GO Revenue : 0.34%
New York Refunding Bond Series B	2.65	2-15-2030	1,505,000	1,651,858

Miscellaneous Revenue : 0.08%
New York State Taxable Bonds Series 2010C	5.62	3-1-2040	250,000	363,018

Tax Revenue : 0.23%
New York City NY Transitional Finance Authority	2.21	5-1-2027	1,000,000	1,079,370

				3,094,246

North Carolina : 0.53%

Education Revenue : 0.53%
North Carolina Education Assistance Authority Student Loan (3 Month LIBOR +0.90%) ±	1.17	7-25-2041	1,530,014	1,518,799
North Carolina Education Assistance Authority Student Loan Series A-3 (3 Month LIBOR +0.90%) ±	1.17	10-25-2041	458,367	456,245
University of North Carolina Chapel Hill Refunding Bonds Series C	3.33	12-1-2036	500,000	579,475

				2,554,519

Ohio : 0.58%

Education Revenue : 0.30%
Ohio State University Build America Bonds	4.91	6-1-2040	1,000,000	1,423,110

Health Revenue : 0.17%
Ohio Hospital Facility Refunding Bond Cleveland Clinic	3.28	1-1-2042	725,000	824,013

10

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue : 0.11%
Jobsohio Beverage System Ohio Statewide Senior Lien Liquor Profits Series A	2.83%	1-1-2038	$515,000	$555,592

				2,802,715

Oklahoma : 0.17%

Water & Sewer Revenue : 0.17%
Oklahoma Water Resources Board Refunding Bond Series 2019 (Oklahoma Credit Enhancement Reserve Fund Insured)	2.56	4-1-2031	770,000	812,835

Oregon : 0.59%

Education Revenue : 0.44%
Oregon State Taxable Higher Education Series A	5.90	8-1-2038	1,500,000	2,123,610

GO Revenue : 0.15%
Oregon Board of Higher Education Build America Bonds Series C	5.38	8-1-2039	500,000	707,200

				2,830,810

Pennsylvania : 0.95%

Education Revenue : 0.70%
Pennsylvania HEFAR Refunding Taxable Bonds Series B	2.94	8-15-2039	1,000,000	1,070,070
Pennsylvania Higher Education Authority Class A (1 Month LIBOR +1.15%) 144A±	1.33	9-25-2065	985,450	983,007
University Pittsburgh Pennsylvania Series A	3.65	9-15-2036	1,100,000	1,305,293

				3,358,370

GO Revenue : 0.25%
Northampton County PA Series C	2.54	10-1-2028	1,100,000	1,202,388

				4,560,758

Rhode Island : 0.48%

Education Revenue : 0.48%
Rhode Island Student Loan Authority Class A-1 (1 Month LIBOR +0.90%) ±	1.07	7-1-2031	2,293,384	2,289,325

Texas : 1.00%

Education Revenue : 0.27%
University of Texas Build America Bonds Series A	5.26	7-1-2039	550,000	815,199
University of Texas Build America Bonds Series C	4.79	8-15-2046	120,000	166,110
University of Texas Build America Bonds Series D	5.13	8-15-2042	215,000	306,091

				1,287,400

GO Revenue : 0.51%
Hidalgo County TX Refunding Bonds Series 2018C	4.04	8-15-2030	1,270,000	1,479,296
Houston TX Pension Obligation Bonds Series 2017	3.73	3-1-2030	110,000	124,930
Stafford TX Municipal School District Refunding Bond Series B	3.08	8-15-2041	750,000	827,025

				2,431,251

Miscellaneous Revenue : 0.15%
Texas Transportation Commission Taxable Mobility Refunding Bond	1.53	10-1-2029	710,000	731,648

Tax Revenue : 0.07%
Texas Transportation Commission Highway Fund	5.18	4-1-2030	250,000	324,030

				4,774,329

11

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

	Interest rate	Maturity date	Principal	Value

Utah : 0.55%

Education Revenue : 0.55%
State Board of Regents of Utah Series 1-A (1 Month LIBOR +0.75%) ±	0.92%	9-25-2056	$2,660,433	$2,646,971

Vermont : 0.03%

Housing Revenue : 0.03%
Vermont Housing Finance Agency	3.80	11-1-2037	110,000	123,845

Virginia : 0.18%

Education Revenue : 0.15%
University of Virginia Build America Bonds	6.20	9-1-2039	315,000	501,701
University of Virginia Revenue Bond Series C	4.18	9-1-2117	155,000	215,247

				716,948

Housing Revenue : 0.03%
Virginia Housing Development Authority	3.10	6-25-2041	128,636	130,541

				847,489

Washington : 0.75%

GO Revenue : 0.70%
King County WA Build America Bonds Series B	6.05	12-1-2030	350,000	472,248
King County WA Economic Development Taxable Bond Series C	5.03	12-1-2023	230,000	262,938
Washington Build America Bonds Series D	5.48	8-1-2039	1,000,000	1,464,200
Washington Series T	3.45	8-1-2029	1,000,000	1,166,300

				3,365,686

Tax Revenue : 0.05%
Washington Build America Bonds	5.09	8-1-2033	175,000	232,601

				3,598,287

West Virginia : 0.09%

Tax Revenue : 0.09%
Ohio County WV Special District Excise Tax Series A	8.25	3-1-2035	425,000	425,727

Wisconsin : 0.29%

GO Revenue : 0.23%
Wisconsin State Refunding Bond Series 1	2.50	5-1-2032	1,000,000	1,116,830

Miscellaneous Revenue : 0.06%
Wisconsin General Fund Annual Appropriation Series A	2.30	5-1-2028	250,000	267,663

				1,384,493

Total Municipal Obligations (Cost $49,035,409)				53,533,041

Non-Agency Mortgage-Backed Securities : 7.19%
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	46,329	46,284
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Class A4	3.15	8-15-2045	550,000	567,902

12

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55%	9-10-2047	$505,807	$526,548
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class ASB	3.62	10-10-2046	361,640	375,536
Commercial Mortgage Pass-Through Certificate Series 2013-CR13 Class A4 ±±	4.19	11-10-2046	600,000	656,169
Commercial Mortgage Pass-Through Certificate Series 2014-CR17 Class A5	3.98	5-10-2047	1,795,000	1,969,438
Commercial Mortgage Pass-Through Certificate Series 2014-CR21 Class A3	3.53	12-10-2047	2,684,674	2,896,542
Commercial Mortgage Pass-Through Certificate Series 2014-UBS5 Class A4	3.84	9-10-2047	620,000	679,928
Goldman Sachs Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	232,717	233,240
Goldman Sachs Mortgage Securities Trust Series 2011-GC5 Class A4	3.71	8-10-2044	545,000	549,548
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	424,856	430,997
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	615,000	663,124
Goldman Sachs Mortgage Securities Trust Series 2013-GC16 Class A4	4.27	11-10-2046	350,000	380,427
Goldman Sachs Mortgage Securities Trust Series 2014-GC26 Class A5	3.63	11-10-2047	2,565,000	2,801,538
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	167,355	167,172
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C19 Class A4	4.00	4-15-2047	450,000	491,117
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C20 Class A5	3.80	7-15-2047	4,065,000	4,425,635
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-GC26 Class A4	3.49	1-15-2048	1,338,000	1,458,152
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	418,853	439,655
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19 Class A4	3.53	12-15-2047	1,790,000	1,931,139
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	473,278	484,593
Morgan Stanley Capital I Trust Series 2011-C3 Class A4	4.12	7-15-2049	352,895	358,893
Towd Point Mortgage Trust Series 2016-2 Class A1A 144A±±	2.75	8-25-2055	141,185	144,635
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±±	2.25	4-25-2056	172,502	174,938
Towd Point Mortgage Trust Series 2018-3 Class A1 144A±±	3.75	5-25-2058	2,081,634	2,238,432
Towd Point Mortgage Trust Series 2019-4 Class A1 144A±±	2.90	10-25-2059	2,447,850	2,604,555
WFRBS Commercial Mortgage Trust Series 2013-C17 Class A4	4.02	12-15-2046	4,370,000	4,724,594
WFRBS Commercial Mortgage Trust Series 2014-C20 Class A5	4.00	5-15-2047	1,876,047	2,021,791

Total Non-Agency Mortgage-Backed Securities (Cost $32,439,512)				34,442,522

U.S. Treasury Securities : 5.40%
U.S. Treasury Bond	1.13	5-15-2040	930,000	912,998
U.S. Treasury Bond	1.13	8-15-2040	725,000	710,729
U.S. Treasury Bond	1.25	5-15-2050	2,950,000	2,782,219
U.S. Treasury Bond	2.00	2-15-2050	1,482,000	1,667,945
U.S. Treasury Bond	2.38	11-15-2049	11,953,000	14,521,027
U.S. Treasury Bond	4.25	5-15-2039	1,890,000	2,884,243
U.S. Treasury Bond	4.50	5-15-2038	1,540,000	2,395,843

Total U.S. Treasury Securities (Cost $25,718,304)				25,875,004

Yankee Corporate Bonds and Notes : 4.91%

Consumer Staples : 0.12%

Beverages : 0.12%
Diageo Capital plc	2.00	4-29-2030	540,000	561,180

13

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Managed Fixed Income Portfolio

	Interest rate	Maturity date	Principal	Value

Energy : 0.51%

Oil, Gas & Consumable Fuels : 0.51%
BP Capital Markets plc	3.28%	9-19-2027	$155,000	$172,998
Cenovus Energy Incorporated	4.25	4-15-2027	1,025,000	984,031
Equinor ASA	1.75	1-22-2026	70,000	73,324
Petroleos Mexicanos	2.29	2-15-2024	96,250	99,164
Petroleos Mexicanos	2.83	2-15-2024	201,250	209,245
Petroleos Mexicanos	6.38	1-23-2045	1,080,000	886,950

				2,425,712

Financials : 2.16%

Banks : 1.35%
Bank of Nova Scotia	4.50	12-16-2025	80,000	92,966
BNP Paribas SA (3 Month LIBOR +1.11%) 144A±	2.82	11-19-2025	820,000	873,284
BNP Paribas SA 144A	4.40	8-14-2028	520,000	614,149
Cooperatieve Rabobank U.A. 144A	3.88	9-26-2023	300,000	329,774
Cooperatieve Rabobank UA (1 Year Treasury Constant Maturity +1.00%) 144A±	1.34	6-24-2026	530,000	538,085
HSBC Holdings plc (3 Month LIBOR +1.06%) ±	3.26	3-13-2023	220,000	228,789
HSBC Holdings plc (3 Month LIBOR +1.35%) ±	4.29	9-12-2026	950,000	1,069,620
HSBC Holdings plc (3 Month LIBOR +1.53%) ±	4.58	6-19-2029	1,500,000	1,751,154
Mitsubishi UFJ Financial Group Incorporated	3.76	7-26-2023	350,000	381,315
Royal Bank of Canada	4.65	1-27-2026	120,000	142,097
Sumitomo Mitsui Financial Group	1.47	7-8-2025	430,000	439,204

				6,460,437

Capital Markets : 0.45%
Credit Suisse Group AG (3 Month LIBOR +1.41%) 144A±	3.87	1-12-2029	1,500,000	1,685,015
Credit Suisse Group AG (3 Month LIBOR +1.24%) 144A±	4.21	6-12-2024	450,000	489,104

				2,174,119

Consumer Finance : 0.36%
UBS Group Funding Switzerland 144A	4.25	3-23-2028	1,500,000	1,741,552

Health Care : 0.28%

Pharmaceuticals : 0.28%
Teva Pharmaceutical Finance BV	2.20	7-21-2021	150,000	149,209
Teva Pharmaceutical Finance BV	2.80	7-21-2023	900,000	868,050
Teva Pharmaceutical Finance BV	3.15	10-1-2026	350,000	321,895

				1,339,154

Industrials : 0.60%

Aerospace & Defense : 0.24%
Embraer Netherlands Finance BV	5.05	6-15-2025	1,200,000	1,143,000

Electrical Equipment : 0.06%
Sensata Technologies BV 144A	5.63	11-1-2024	265,000	288,850

Machinery : 0.30%
CNH Industrial NV	4.50	8-15-2023	600,000	645,160
Ingersoll-Rand Luxembourg SA	3.50	3-21-2026	700,000	785,528

				1,430,688

Information Technology : 0.23%

Software : 0.23%
Experian Finance plc 144A	4.25	2-1-2029	510,000	602,662

14

Wells Fargo Managed Fixed Income Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value

Software (continued)
OpenText Corporation 144A		3.88%	2-15-2028	$470,000	$483,423

					1,086,085

Materials : 1.01%

Chemicals : 0.04%
Nutrien Limited		2.95	5-13-2030	180,000	195,871

Metals & Mining : 0.97%
Anglo American Capital plc 144A		4.75	4-10-2027	1,000,000	1,148,091
ArcelorMittal SA		6.13	6-1-2025	1,500,000	1,736,941
Vale Overseas Limited		6.25	8-10-2026	1,500,000	1,782,750

					4,667,782

Total Yankee Corporate Bonds and Notes (Cost $21,637,232)					23,514,430

		Yield		Shares

Short-Term Investments : 5.27%

Investment Companies : 5.27%
Securities Lending Cash Investments LLC (l)(r)(u)		0.09		935,100	935,100
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.06		24,315,665	24,315,665

Total Short-Term Investments (Cost $25,250,765)					25,250,765

Total investments in securities (Cost $447,529,528)	100.77%				482,680,983
Other assets and liabilities, net	(0.77)				(3,673,917)

Total net assets	100.00%				$479,007,066

%%	The security is purchased on a when-issued basis.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGM	Assured Guaranty Municipal
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
LIBOR	London Interbank Offered Rate
RDA	Redevelopment Authority
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

15

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$0	$941,850	$(6,750)	$0	$0	$28	#	$935,100
Wells Fargo Government Money Market Fund Select Class	12,907,842	20,244,267	(8,836,444)	0	0	4,377		24,315,665

				$0	$0	$4,405		$25,250,765	5.27%

#	Amount shown represents income before fees and rebates.

Wells Fargo Managed Fixed Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$140,498,090	$0	$140,498,090
Asset-backed securities	0	7,246,522	0	7,246,522
Corporate bonds and notes	0	172,320,609	0	172,320,609
Municipal obligations	0	53,533,041	0	53,533,041
Non-agency mortgage-back securities	0	34,442,522	0	34,442,522
U.S. Treasury securities	25,875,004	0	0	25,875,004
Yankee corporate bonds and notes	0	23,514,430	0	23,514,430
Short-term investments
Investment companies	25,250,765	0	0	25,250,765

Total assets	$51,125,769	$431,555,214	$0	$482,680,983

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended August 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Real Return Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Common Stocks : 13.37%

Consumer Staples : 4.15%

Beverages : 0.63%
PepsiCo Incorporated	7,779	$1,089,527

Food & Staples Retailing : 1.17%
Costco Wholesale Corporation	1,707	593,456
Sysco Corporation	4,911	295,348
Walmart Incorporated	8,075	1,121,214

		2,010,018

Food Products : 0.56%
Mondelez International Incorporated Class A	10,424	608,970
Nomad Foods Limited †	14,508	357,767

		966,737

Household Products : 1.56%
Church & Dwight Company Incorporated	6,716	643,594
The Clorox Company	1,674	374,139
The Procter & Gamble Company	12,099	1,673,655

		2,691,388

Tobacco : 0.23%
Philip Morris International Incorporated	5,058	403,578

Energy : 0.90%

Oil, Gas & Consumable Fuels : 0.90%
Chevron Corporation	11,338	951,598
Phillips 66	10,386	607,269

		1,558,867

Financials : 0.11%

Mortgage REITs : 0.11%
AGNC Investment Corporation	12,995	183,359

Materials : 3.74%

Chemicals : 1.25%
Ecolab Incorporated	1,709	336,810
Linde plc	3,785	945,266
The Sherwin-Williams Company	787	528,116
Westlake Chemical Corporation	5,751	341,149

		2,151,341

Construction Materials : 0.15%
Martin Marietta Materials Incorporated	1,279	259,471

Containers & Packaging : 0.16%
Crown Holdings Incorporated †	3,530	271,281

Metals & Mining : 2.18%
Agnico-Eagle Mines Limited	2,600	214,500
Alacer Gold Corporation †	7,000	48,354
Alamos Gold Incorporated Class A	10,500	109,882

1

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Real Return Portfolio

Shares	Value

Metals & Mining (continued)
AngloGold Ashanti Limited ADR	4,000	$118,040
B2Gold Corporation	27,000	181,332
Barrick Gold Corporation	10,456	310,020
Centerra Gold Incorporated	1,000	13,026
Endeavour Mining Corporation †	3,000	83,168
Evolution Mining Limited	21,000	85,961
Franco-Nevada Corporation	1,000	150,397
Gold Fields Limited ADR	11,500	149,845
Kinross Gold Corporation †	26,500	235,267
Kirkland Lake Gold Limited	4,337	231,089
Lundin Gold Incorporated †	2,000	17,035
MAG Silver Corporation †	6,600	111,876
Newcrest Mining Limited	6,200	146,147
Newmont Corporation	4,540	305,451
Northern Star Resources Limited	14,000	140,946
Pan American Silver Corporation	3,300	119,328
Royal Gold Incorporated	2,377	324,033
SilverCrest Metals Incorporated †	2,000	19,857
SSR Mining Incorporated †	3,100	66,495
Steel Dynamics Incorporated	7,524	222,108
Torex Gold Resources Incorporated †	6,000	92,644
Wheaton Precious Metals Corporation	3,700	197,602
Yamana Gold Incorporated	11,000	68,141

3,762,544

Real Estate : 4.47%

Equity REITs : 4.47%
Alexandria Real Estate Equities Incorporated	2,314	389,631
American Homes 4 Rent Class A	11,354	325,179
American Tower Corporation	3,684	917,869
Camden Property Trust	3,348	304,467
CoreSite Realty Corporation	2,352	288,002
Equinix Incorporated	1,175	927,992
Federal Realty Investment Trust	2,189	173,456
Four Corners Property Trust Incorporated	14,457	365,039
Healthcare Realty Trust Incorporated	8,467	244,273
Host Hotels & Resorts Incorporated	15,591	175,087
Invitation Homes Incorporated	12,539	358,992
Mid-America Apartment Communities Incorporated	2,663	311,891
Prologis Incorporated	7,303	743,884
SBA Communications Corporation	1,707	522,461
Simon Property Group Incorporated	1,970	133,665
STAG Industrial Incorporated	9,193	296,934
Sun Communities Incorporated	3,287	490,026
VICI Properties Incorporated	20,686	462,125
Welltower Incorporated	4,861	279,605

7,710,578

Total Common Stocks (Cost $16,550,400)	23,058,689

Interest rate	Maturity date	Principal

Corporate Bonds and Notes : 13.57%

Communication Services : 1.80%

Diversified Telecommunication Services : 0.43%
CenturyLink Incorporated	6.45%	6-15-2021	$155,000	160,290
CenturyLink Incorporated	6.75	12-1-2023	260,000	287,953
CommScope Holding Company Incorporated 144A	5.50	3-1-2024	75,000	77,438
Level 3 Financing Incorporated	5.38	1-15-2024	125,000	126,406

2

Wells Fargo Real Return Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
Level 3 Financing Incorporated	5.38%	5-1-2025	$85,000	$87,542

				739,629

Entertainment : 0.45%
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	170,000	167,042
Netflix Incorporated	5.38	2-1-2021	600,000	611,250

				778,292

Media : 0.68%
CSC Holdings LLC	6.75	11-15-2021	105,000	110,250
DISH DBS Corporation	5.88	7-15-2022	190,000	200,545
DISH DBS Corporation	6.75	6-1-2021	155,000	158,875
Nielsen Finance LLC 144A	5.00	4-15-2022	65,000	65,062
Sirius XM Radio Incorporated 144A	3.88	8-1-2022	600,000	605,250
USA Compression Partners LP	6.88	9-1-2027	20,000	20,700

				1,160,682

Wireless Telecommunication Services : 0.24%
Sprint Corporation	7.88	9-15-2023	155,000	180,284
Sprint Spectrum Company LLC 144A	3.36	3-20-2023	54,688	55,327
T-Mobile USA Incorporated	4.00	4-15-2022	175,000	181,543

				417,154

Consumer Discretionary : 2.91%

Auto Components : 0.26%
Allison Transmission Incorporated 144A	5.00	10-1-2024	200,000	202,006
Goodyear Tire & Rubber Company	5.13	11-15-2023	245,000	245,615

				447,621

Automobiles : 0.10%
Ford Motor Company	8.50	4-21-2023	155,000	171,338

Hotels, Restaurants & Leisure : 0.19%
MGM Resorts International	7.75	3-15-2022	130,000	137,963
Royal Caribbean Cruises LTDA 144A	9.13	6-15-2023	175,000	184,188

				322,151

Household Durables : 0.88%
KB Home	7.50	9-15-2022	315,000	345,319
Lennar Corporation	6.25	12-15-2021	250,000	258,925
Newell Brands Incorporated	4.35	4-1-2023	267,000	282,353
PulteGroup Incorporated	4.25	3-1-2021	400,000	404,000
Toll Brothers Finance Corporation	5.88	2-15-2022	225,000	234,563

				1,525,160

Internet & Direct Marketing Retail : 0.08%
QVC Incorporated	4.38	3-15-2023	140,000	145,950

Multiline Retail : 0.58%
Macy’s Incorporated 144A	8.38	6-15-2025	405,000	425,096
Macy’s Retail Holdings Incorporated	3.45	1-15-2021	100,000	99,500

3

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Real Return Portfolio

	Interest rate	Maturity date	Principal	Value

Multiline Retail (continued)
Nordstrom Incorporated 144A	8.75%	5-15-2025	$430,000	$474,529

				999,125

Specialty Retail : 0.71%
Group 1 Automotive Incorporated	5.00	6-1-2022	395,000	395,000
L Brands Incorporated	5.63	2-15-2022	215,000	220,913
L Brands Incorporated	5.63	10-15-2023	65,000	67,776
L Brands Incorporated 144A	9.38	7-1-2025	225,000	262,080
Penske Auto Group Incorporated	3.50	9-1-2025	10,000	10,072
Penske Auto Group Incorporated	5.75	10-1-2022	110,000	110,077
The Gap Incorporated 144A «	8.63	5-15-2025	135,000	150,694

				1,216,612

Textiles, Apparel & Luxury Goods : 0.11%
Levi Strauss & Company	5.00	5-1-2025	180,000	184,050

Consumer Staples : 0.23%

Food & Staples Retailing : 0.20%
Albertsons Companies Incorporated	6.63	6-15-2024	330,000	340,626

Personal Products : 0.03%
Edgewell Personal Care Company	4.70	5-24-2022	60,000	62,700

Energy : 1.81%

Energy Equipment & Services : 0.10%
Hilcorp Energy Company 144A	5.00	12-1-2024	175,000	165,813

Oil, Gas & Consumable Fuels : 1.71%
Apache Corporation	4.63	11-15-2025	70,000	71,575
Buckeye Partners LP 144A	4.13	3-1-2025	50,000	50,249
Crestwood Midstream Partners LP	6.25	4-1-2023	280,000	275,741
DCP Midstream Operating LP 144A	4.75	9-30-2021	300,000	306,000
EnLink Midstream Partners LP	4.15	6-1-2025	375,000	334,208
EQT Corporation	7.88	2-1-2025	85,000	97,574
Occidental Petroleum Corporation (3 Month LIBOR +1.45%) ±	1.73	8-15-2022	120,000	113,451
Occidental Petroleum Corporation	8.00	7-15-2025	155,000	168,642
Sabine Pass Liquefaction LLC	6.25	3-15-2022	250,000	266,853
Southern Star Central Corporation 144A	5.13	7-15-2022	222,000	221,726
Suburban Propane Partners LP	5.50	6-1-2024	345,000	350,423
Tallgrass Energy Partners LP 144A	4.75	10-1-2023	360,000	352,800
Targa Resources Partners LP	4.25	11-15-2023	345,000	347,167

				2,956,409

Financials : 2.10%

Banks : 0.18%
CIT Group Incorporated	5.00	8-15-2022	305,000	319,106

Capital Markets : 0.24%
Blue Cube Spinco Incorporated	10.00	10-15-2025	390,000	413,049

Consumer Finance : 1.06%
Ford Motor Credit Company LLC	4.13	8-17-2027	400,000	399,364
General Motors Financial Company	2.75	6-20-2025	135,000	139,403
General Motors Financial Company	4.20	3-1-2021	380,000	385,130
Navient Corporation	5.00	10-26-2020	400,000	400,848
Onemain Finance Corporation	6.13	3-15-2024	95,000	103,006

4

Wells Fargo Real Return Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Onemain Finance Corporation	7.75%	10-1-2021	$390,000	$408,525

				1,836,276

Diversified Financial Services : 0.18%
LPL Holdings Incorporated 144A	5.75	9-15-2025	295,000	306,800

Insurance : 0.01%
Genworth Mortgage Holdings LLC 144A	6.50	8-15-2025	15,000	15,776

Mortgage REITs : 0.24%
Starwood Property Trust Incorporated	5.00	12-15-2021	400,000	406,000

Thrifts & Mortgage Finance : 0.19%
Ladder Capital Finance Holdings LP 144A	5.25	3-15-2022	330,000	326,700

Health Care : 1.47%

Health Care Equipment & Supplies : 0.04%
Hologic Incorporated 144A	4.38	10-15-2025	75,000	76,549

Health Care Providers & Services : 1.36%
Centene Corporation	4.75	5-15-2022	435,000	439,894
Centene Corporation	4.75	1-15-2025	130,000	133,715
Emcompass Health Corporation	5.13	3-15-2023	290,000	292,175
Magellan Health Incorporated	4.90	9-22-2024	180,000	187,200
MEDNAX Incorporated 144A	5.25	12-1-2023	335,000	340,863
Molina Healthcare Incorporated 144A	4.88	6-15-2025	5,000	5,088
Molina Healthcare Incorporated	5.38	11-15-2022	400,000	420,150
Tenet Healthcare Corporation	4.63	7-15-2024	240,000	245,520
Universal Health Services Incorporated 144A	4.75	8-1-2022	282,000	282,282

				2,346,887

Life Sciences Tools & Services : 0.07%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	110,000	115,775

Industrials : 1.50%

Airlines : 0.35%
American Airlines Group Company 144A	5.00	6-1-2022	430,000	277,350
United Airelines Holdings Incorporated	4.25	10-1-2022	360,000	333,000

				610,350

Commercial Services & Supplies : 0.35%
ADT Incorporated	6.25	10-15-2021	350,000	369,898
Covanta Holding Corporation	5.88	7-1-2025	65,000	67,817
Plastipak Holdings Incorporated 144A	6.25	10-15-2025	165,000	167,261

				604,976

Construction & Engineering : 0.31%
Great Lakes Dredge & Dock Corporation	8.00	5-15-2022	395,000	409,011
Taylor Morrison Communities Incorporated 144A	5.88	4-15-2023	110,000	116,463
Taylor Morrison Communities Incorporated 144A	6.00	9-1-2023	11,000	11,275

				536,749

Electronic Equipment, Instruments & Components : 0.04%
Wesco Distribution Incorporated Company 144A	7.13	6-15-2025	55,000	60,441

5

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Real Return Portfolio

	Interest rate	Maturity date	Principal	Value

Machinery : 0.05%
Trimas Corporation 144A	4.88%	10-15-2025	$85,000	$86,381

Trading Companies & Distributors : 0.40%
Aircastle Limited	5.13	3-15-2021	275,000	279,122
Fortress Transportation & Infrastructure Investors LLC 144A	6.75	3-15-2022	415,000	411,975

				691,097

Information Technology : 0.65%

IT Services : 0.20%
Cardtronics Incorporated 144A	5.50	5-1-2025	345,000	348,450

Software : 0.30%
NortonLifeLock Incorporated	4.20	9-15-2020	395,000	395,119
NortonLifeLock Incorporated 144A	5.00	4-15-2025	120,000	122,400

				517,519

Technology Hardware, Storage & Peripherals : 0.15%
Dell International LLC 144A	7.13	6-15-2024	245,000	254,381

Materials : 0.27%

Chemicals : 0.04%
Chemours Company	6.63	5-15-2023	65,000	65,324

Containers & Packaging : 0.23%
Reynolds Group Holding Limited 144A	5.13	7-15-2023	147,000	149,161
Sealed Air Corporation 144A	5.13	12-1-2024	50,000	55,000
Sealed Air Corporation 144A	5.25	4-1-2023	190,000	203,338

				407,499

Real Estate : 0.47%

Equity REITs : 0.47%
CoreCivic Incorporated	4.63	5-1-2023	245,000	232,750
CoreCivic Incorporated	5.00	10-15-2022	105,000	103,425
SBA Communications Corporation	4.00	10-1-2022	60,000	60,403
Service Properties Trust Company	4.35	10-1-2024	300,000	281,907
Service Properties Trust Company	7.50	9-15-2025	120,000	130,517

				809,002

Utilities : 0.36%

Electric Utilities : 0.06%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	100,000	106,734

Independent Power & Renewable Electricity Producers : 0.30%
TerraForm Power Operating LLC 144A	4.25	1-31-2023	500,000	517,600

Total Corporate Bonds and Notes (Cost $23,309,677)				23,412,733

Loans : 2.89%

Communication Services : 0.79%

Entertainment : 0.07%
Live Nation Entertainment Incorporated (1 Month LIBOR +1.75%) ±	1.94	10-17-2026	135,816	125,901

6

Wells Fargo Real Return Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Media : 0.48%
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	2.67%	4-15-2027	$369,760	$357,347
Diamond Sports Group LLC (1 Month LIBOR +3.25%) ±	3.42	8-24-2026	347,375	293,098
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	2.67	1-31-2028	175,000	170,139

				820,584

Wireless Telecommunication Services : 0.24%
SBA Senior Finance II LLC (1 Month LIBOR +1.75%) ±	1.92	4-11-2025	429,692	419,221

Consumer Discretionary : 0.24%

Auto Components : 0.09%
Belron Finance US LLC (3 Month LIBOR +2.50%) ‡	2.97	11-7-2024	156,000	153,660

Hotels, Restaurants & Leisure : 0.12%
Wyndham Hotels & Resorts Incorporated (1 Month LIBOR +1.75%) ±	1.91	5-30-2025	216,150	207,549

Specialty Retail : 0.03%
Sally Beauty Holdings Incorporated (1 Month LIBOR +2.25%) ±‡	2.42	7-5-2024	64,064	62,623

Consumer Staples : 0.07%

Food Products : 0.07%
Prestige Brands Incorporated (1 Month LIBOR +2.00%) ±	2.16	1-26-2024	116,561	115,468

Energy : 0.20%

Oil, Gas & Consumable Fuels : 0.20%
Apergy Corporation (3 Month LIBOR +5.00%) ±‡	6.00	5-28-2027	344,270	343,409

Financials : 0.08%

Diversified Financial Services : 0.08%
Delos Finance SARL (3 Month LIBOR +1.75%) ±	2.06	10-6-2023	140,000	136,063

Health Care : 0.03%

Health Care Providers & Services : 0.03%
Select Medical Corporation (1 Month LIBOR +2.50%) ±	2.68	3-6-2025	49,214	47,778

Industrials : 0.84%

Aerospace & Defense : 0.09%
Rexnord LLC (1 Month LIBOR +1.75%) ±	1.92	8-21-2024	156,250	155,608

Building Products : 0.35%
Advanced Drainage Systems Incorporated (1 Month LIBOR +2.25%) ±	2.44	7-31-2026	322,375	319,354
Flex Acquisition Company (3 Month LIBOR +3.00%) ±	4.00	12-29-2023	300,000	289,392

				608,746

Commercial Services & Supplies : 0.38%
Advanced Disposal Services Incorporated (1 Month LIBOR +2.25%) ±	3.00	11-10-2023	172,401	171,508
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	1.91	3-28-2024	106,844	102,303
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	1.91	3-11-2025	364,323	347,200

7

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Real Return Portfolio

	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies (continued)
KAR Auction Services Incorporated (1 Month LIBOR +2.25%) ±‡	2.44%	9-19-2026	$38,871	$37,608

				658,619

Machinery : 0.02%
Columbus McKinnon Corporation (3 Month LIBOR +2.50%) ±‡	3.50	1-31-2024	37,720	37,343

Information Technology : 0.39%

Electronic Equipment, Instruments & Components : 0.11%
CDW LLC (1 Month LIBOR +1.75%) ±	1.92	10-13-2026	195,420	194,525

Semiconductors & Semiconductor Equipment : 0.18%
ON Semiconductor Corporation (1 Month LIBOR +2.00%) ±	2.16	9-19-2026	312,638	307,754

Software : 0.10%
SS&C Technologies Incorporated (1 Month LIBOR +1.75%) ±	1.91	4-16-2025	100,072	97,036
SS&C Technologies Incorporated (1 Month LIBOR +1.75%) ±	1.91	4-16-2025	70,308	68,174

				165,210

Materials : 0.25%

Chemicals : 0.15%
Ineos US Finance LLC (2 Month LIBOR +2.00%) ±	2.21	4-1-2024	264,110	256,434

Containers & Packaging : 0.10%
Berry Global Incorporated (1 Month LIBOR +2.00%) ±	2.19	10-1-2022	175,000	172,419

Total Loans (Cost $5,154,527)				4,988,914

U.S. Treasury Securities : 66.59%
TIPS	0.13	7-15-2022	2,297,722	2,370,513
TIPS	0.13	1-15-2023	5,371,183	5,567,357
TIPS	0.13	7-15-2024	2,643,241	2,817,375
TIPS	0.13	10-15-2024	2,993,768	3,203,565
TIPS	0.13	7-15-2026	3,650,644	3,994,816
TIPS	0.13	1-15-2030	2,940,342	3,285,832
TIPS	0.13	7-15-2030	1,105,841	1,245,950
TIPS	0.25	1-15-2025	4,516,155	4,858,835
TIPS	0.25	7-15-2029	1,743,235	1,971,421
TIPS	0.25	2-15-2050	436,109	517,939
TIPS	0.38	7-15-2023	4,624,105	4,884,572
TIPS	0.38	7-15-2025	6,108,378	6,687,123
TIPS	0.38	1-15-2027	3,174,414	3,527,134
TIPS	0.38	7-15-2027	1,538,387	1,725,368
TIPS	0.50	1-15-2028	3,338,583	3,778,011
TIPS	0.63	4-15-2023	4,098,836	4,315,546
TIPS	0.63	1-15-2024	3,573,575	3,825,051
TIPS	0.63	1-15-2026	5,364,138	5,962,784
TIPS	0.63	2-15-2043	2,057,200	2,547,312
TIPS	0.75	7-15-2028	2,274,428	2,645,578
TIPS	0.75	2-15-2042	2,777,580	3,514,561
TIPS	0.75	2-15-2045	1,986,645	2,545,311
TIPS	0.88	1-15-2029	882,983	1,038,264
TIPS	0.88	2-15-2047	1,073,109	1,436,876
TIPS	1.00	2-15-2046	1,555,568	2,112,352
TIPS	1.00	2-15-2048	1,196,800	1,663,224
TIPS	1.00	2-15-2049	711,895	1,000,227
TIPS	1.38	2-15-2044	2,245,079	3,210,901
TIPS	1.75	1-15-2028	2,356,101	2,893,034
TIPS	2.00	1-15-2026	2,921,963	3,474,282
TIPS	2.13	2-15-2040	1,240,221	1,916,795

8

Wells Fargo Real Return Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
TIPS	2.13%	2-15-2041	$1,583,065	$2,474,652
TIPS	2.38	1-15-2025	4,013,348	4,705,886
TIPS	2.38	1-15-2027	2,166,413	2,698,412
TIPS	2.50	1-15-2029	2,268,983	2,993,816
TIPS	3.38	4-15-2032	914,836	1,407,542
TIPS	3.63	4-15-2028	1,840,631	2,546,722
TIPS	3.88	4-15-2029	2,414,566	3,510,505

Total U.S. Treasury Securities (Cost $100,326,187)				114,875,444

Yankee Corporate Bonds and Notes : 2.12%

Communication Services : 0.39%

Media : 0.39%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	289,000	289,361
Videotron Limited	5.00	7-15-2022	375,000	393,829

				683,190

Consumer Discretionary : 0.15%

Hotels, Restaurants & Leisure : 0.15%
International Game Technology plc 144A	6.25	2-15-2022	250,000	256,868

Energy : 0.22%

Energy Equipment & Services : 0.21%
Alcoa Nederland Holding Company BV 144A	6.75	9-30-2024	355,000	367,205

Oil, Gas & Consumable Fuels : 0.01%
Cenovus Energy Incorporated	5.38	7-15-2025	10,000	10,175

Financials : 0.26%

Diversified Financial Services : 0.26%
DAE Funding LLC 144A	5.25	11-15-2021	270,000	270,000
DAE Funding LLC 144A	5.75	11-15-2023	175,000	174,125

				444,125

Health Care : 0.37%

Pharmaceuticals : 0.37%
Teva Pharmaceutical Finance BV	2.20	7-21-2021	275,000	273,549
Teva Pharmaceutical Finance BV	2.80	7-21-2023	310,000	298,995
Teva Pharmaceutical Finance BV	3.65	11-10-2021	70,000	70,207

				642,751

Industrials : 0.18%

Airlines : 0.18%
Air Canada Company 144A	7.75	4-15-2021	315,000	315,000

Information Technology : 0.11%

Communications Equipment : 0.11%
Nokia OYJ	3.38	6-12-2022	180,000	184,500

9

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Real Return Portfolio

		Interest rate	Maturity date	Principal	Value

Materials : 0.44%

Chemicals : 0.23%
Park Aerospace Holdings Company 144A		5.25%	8-15-2022	$400,000	$397,109

Metals & Mining : 0.21%
FMG Resources Proprietary Limited 144A		4.75	5-15-2022	345,000	356,639

Total Yankee Corporate Bonds and Notes (Cost $3,601,332)					3,657,562

		Yield		Shares

Short-Term Investments : 1.19%

Investment Companies : 1.19%
Securities Lending Cash Investments LLC (l)(r)(u)		0.09		115,500	115,500
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.06		1,937,906	1,937,906
					2,053,406

Total Short-Term Investments (Cost $2,053,406)					2,053,406

Total investments in securities (Cost $150,995,529)	99.73%				172,046,748
Other assets and liabilities, net	0.27				469,182

Total net assets	100.00%				$172,515,930

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
TIPS	Treasury Inflation-Protected Securities
REIT	Real estate investment trust

The accompanying notes are an integral part of these financial atatements.

10

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
2-Year U.S. Treasury Notes	14	12-31-2020	$3,092,246	$3,093,234	$988	$0

Short
10-Year Ultra Futures	(3)	12-21-2020	(477,983)	(478,312)	0	(329)
U.S. Ultra Bond	(8)	12-21-2020	(1,781,736)	(1,767,250)	14,486	0
10-Year U.S. Treasury Notes	(5)	12-21-2020	(694,835)	(696,250)	0	(1,415)
5-Year U.S. Treasury Notes	(64)	12-31-2020	(8,050,505)	(8,066,000)	0	(15,495)

					$15,474	$(17,239)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$0	$227,750	$(112,250)	$0	$0	$0	#	$115,500
Wells Fargo Government Money Market Fund Select Class	923,723	6,732,325	(5,718,142)	0	0	609		1,937,906

				$0	$0	$609		$2,053,406	1.19%

#	Amount shown represents income before fees and rebates.

Wells Fargo Real Return Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2020, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Loans

The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer staples	$7,161,248	$0	$0	$7,161,248
Energy	1,558,867	0	0	1,558,867
Financials	183,359	0	0	183,359
Materials	6,444,637	0	0	6,444,637
Real estate	7,710,578	0	0	7,710,578
Corporate bonds and notes	0	23,412,733	0	23,412,733
Loans	0	4,354,271	634,643	4,988,914

U.S. Treasury securities	113,111,555	1,763,889	0	114,875,444
Yankee corporate bonds and notes	0	3,657,562	0	3,657,562
Short-term investments
Investment companies	2,053,406	0	0	2,053,406

	138,223,650	33,188,455	634,643	172,046,748
Futures contracts	15,474	0	0	15,474

Total assets	$138,239,124	$33,188,455	$634,643	$172,062,222

Liabilities
Futures contracts	$17,239	$0	$0	$17,239

Total liabilities	$17,239	$0	$0	$17,239

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the three months ended August 31, 2020, the Portfolio had no material transfers into/out of Level 3.

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Common Stocks : 97.34%

Communication Services : 1.38%

Entertainment : 1.38%
Lions Gate Entertainment Class B †	642,486	$5,820,923
Zynga Incorporated Class A †	1,509,776	13,678,571

		19,499,494

Consumer Discretionary : 8.83%

Auto Components : 0.45%
Fox Factory Holding Corporation †	62,950	6,345,990

Diversified Consumer Services : 0.71%
Strategic Education Incorporated	98,241	10,076,579

Hotels, Restaurants & Leisure : 1.31%
Extended Stay America Incorporated	734,340	9,171,907
International Game Technology	839,308	9,341,498

		18,513,405

Household Durables : 0.84%
Skyline Champion Corporation †	415,154	11,848,495

Leisure Products : 0.80%
Callaway Golf Company	540,216	11,268,906

Multiline Retail : 0.97%
Ollie’s Bargain Outlet Holdings Incorporated †	143,068	13,668,717

Specialty Retail : 3.75%
American Eagle Outfitters Incorporated	777,485	9,804,086
Boot Barn Holdings Incorporated †	253,610	7,159,410
Burlington Stores Incorporated †	53,209	10,478,448
Five Below Incorporated †	62,948	6,889,659
Monro Muffler Brake Incorporated	109,140	5,030,263
Sleep Number Corporation †	284,528	13,657,344

		53,019,210

Consumer Staples : 1.01%

Food & Staples Retailing : 1.01%
Performance Food Group Company †	389,087	14,205,566

Energy : 0.41%

Oil, Gas & Consumable Fuels : 0.41%
GasLog Limited «	620,595	1,830,755
Parsley Energy Incorporated Class A	372,470	4,004,053

		5,834,808

Financials : 11.02%

Banks : 1.47%
SVB Financial Group †	53,539	13,672,790
Triumph Bancorp Incorporated †	248,499	7,097,131

		20,769,921

Capital Markets : 3.76%
Evercore Partners Incorporated Class A	175,965	10,888,714
Focus Financial Partners Incorporated Class A †	374,633	13,258,262

1

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Small Company Growth Portfolio

	Shares	Value

Capital Markets (continued)
Open Lending Corporation «†	265,814	$5,810,694
Stifel Financial Corporation	242,584	12,301,435
VIRTU Financial Incorporated Class A	420,560	10,863,065

		53,122,170

Consumer Finance : 0.59%
FirstCash Financial Services Incorporated	138,366	8,267,369

Insurance : 4.24%
Argo Group International Holdings Limited	212,899	7,907,069
BRP Group Incorporated Class A †	406,091	11,171,563
Goosehead Insurance Incorporated Class A	176,420	18,128,919
Palomar Holdings Incorporated †	202,181	22,715,035

		59,922,586

Thrifts & Mortgage Finance : 0.96%
Essent Group Limited	379,347	13,542,688

Health Care : 28.02%

Biotechnology : 8.70%
ACADIA Pharmaceuticals Incorporated †	134,079	5,308,188
Agios Pharmaceuticals Incorporated †	116,421	4,774,425
Amicus Therapeutics Incorporated †	696,325	10,166,345
Bluebird Bio Incorporated †	56,131	3,328,568
Blueprint Medicines Corporation †	138,947	10,758,666
Emergent BioSolutions Incorporated †	93,448	10,657,744
Flexion Therapeutics Incorporated †	368,665	4,298,634
Galapagos NV «†	22,779	3,033,252
Global Blood Therapeutics Incorporated †	146,906	9,222,759
Immunomedics Incorporated †	246,354	10,977,534
Ionis Pharmaceuticals Incorporated †	124,542	6,787,539
Iovance Biotherapeutics Incorporated †	262,821	8,759,824
Ironwood Pharmaceuticals Incorporated †	789,531	7,974,263
Momenta Pharmaceuticals Incorporated †	325,732	16,993,438
Turning Point Therapeutics Incorporated †	70,460	5,508,563
Zymeworks Incorporated †	135,227	4,384,059

		122,933,801

Health Care Equipment & Supplies : 5.38%
Atricure Incorporated †	227,378	10,170,618
Axonics Modulation Technologies Incorporated «†	369,609	15,619,676
Cardiovascular Systems Incorporated †	326,808	10,676,817
Cerus Corporation †	1,018,308	6,486,622
Novocure Limited †	110,847	9,172,589
Silk Road Medical Incorporated †	264,503	16,129,393
Tactile Systems Technology Class I †	200,466	7,703,908

		75,959,623

Health Care Providers & Services : 4.01%
AdaptHealth Corporation †	187,623	3,983,236
AMN Healthcare Services Incorporated †	200,540	10,797,074
HealthEquity Incorporated †	175,586	10,092,683
Oak Street Health Incorporated †	191,646	8,553,161
PetIQ Incorporated «†	391,578	13,775,714
U.S. Physical Therapy Incorporated	105,335	9,364,282

		56,566,150

Health Care Technology : 3.33%
Allscripts Healthcare Solutions Incorporated †	855,564	7,640,187
Evolent Health Incorporated Class A †	668,336	9,577,255
Omnicell Incorporated †	185,172	12,347,269

2

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Health Care Technology (continued)
Phreesia Incorporated †	305,763	$9,643,765
Tabula Rasa Healthcare Incorporated «†	153,924	7,788,554

		46,997,030

Life Sciences Tools & Services : 4.81%
Adaptive Biotechnologies Corporation †	233,424	9,712,773
Avantor Incorporated †	649,507	14,659,373
ICON plc ADR †	121,246	22,601,467
Syneos Health Incorporated †	332,902	21,006,116

		67,979,729

Pharmaceuticals : 1.79%
MyoKardia Incorporated †	84,553	9,253,480
Pacira Pharmaceuticals Incorporated †	171,343	10,712,364
Theravance Biopharma Incorporated †	293,217	5,374,668

		25,340,512

Industrials : 16.48%

Aerospace & Defense : 0.98%
Kratos Defense & Security Solutions Incorporated †	708,364	13,848,516

Building Products : 1.95%
A.O. Smith Corporation	100,180	4,905,815
Masonite International Corporation †	164,111	14,981,693
PGT Incorporated †	418,645	7,590,034

		27,477,542

Commercial Services & Supplies : 1.44%
IAA Incorporated †	227,885	11,922,943
KAR Auction Services Incorporated	485,389	8,416,645

		20,339,588

Construction & Engineering : 0.73%
Dycom Industries Incorporated †	168,051	10,336,817

Electrical Equipment : 1.51%
Atkore International Incorporated †	364,121	9,732,954
Generac Holdings Incorporated †	61,035	11,595,429

		21,328,383

Machinery : 3.95%
Chart Industries Incorporated †	157,576	10,355,895
Ingersoll Rand Incorporated †	410,633	14,396,793
SPX Corporation †	375,437	15,704,530
Wabash National Corporation	614,328	7,500,945
Woodward Governor Company	91,424	7,834,123

		55,792,286

Professional Services : 4.12%
ASGN Incorporated †	266,323	19,114,002
Clarivate Analytics plc †	532,109	15,665,289
FTI Consulting Incorporated †	78,534	9,012,562
ICF International Incorporated	211,476	14,445,926

		58,237,779

3

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Small Company Growth Portfolio

	Shares	Value

Road & Rail : 1.80%
Knight-Swift Transportation Holdings Incorporated	261,191	$11,873,743
Schneider National Incorporated Class B	498,455	13,488,192

		25,361,935

Information Technology : 26.11%

Communications Equipment : 2.75%
Ciena Corporation †	404,350	22,954,950
Lumentum Holdings Incorporated †	184,428	15,860,808

		38,815,758

IT Services : 5.81%
Black Knight Incorporated †	235,522	19,807,400
EVO Payments Incorporated Class A †	460,505	13,230,309
KBR Incorporated	463,351	11,579,141
LiveRamp Holdings Incorporated †	386,811	21,599,526
Verra Mobility Corporation †	530,127	5,600,792
WEX Incorporated †	63,700	10,173,527

		81,990,695

Semiconductors & Semiconductor Equipment : 3.40%
Cabot Microelectronics Corporation	69,568	10,594,511
FormFactor Incorporated †	275,441	7,197,273
Onto Innovation Incorporated †	283,754	8,864,475
Silicon Motion Technology Corporation ADR	236,208	8,954,645
Teradyne Incorporated	145,940	12,400,522

		48,011,426

Software : 14.15%
Benefitfocus Incorporated †	251,965	2,605,318
Box Incorporated Class A †	764,567	15,008,450
Cloudera Incorporated †	526,081	6,949,530
Cornerstone OnDemand Incorporated †	297,736	10,501,149
CyberArk Software Limited †	122,466	13,532,493
Mimecast Limited †	264,429	13,020,484
Nuance Communications Incorporated	650,787	19,497,579
Pagerduty Incorporated †	490,902	16,037,768
PTC Incorporated †	240,243	21,960,613
RealPage Incorporated †	316,860	19,841,773
Sprout Social Incorporated Class A †	279,868	10,844,885
SS&C Technologies Holdings Incorporated	338,187	21,549,276
Talend SA ADR †	136,954	5,639,766
Zendesk Incorporated †	113,630	10,951,659
Zuora Incorporated †	880,235	11,962,394

		199,903,137

Materials : 3.15%

Chemicals : 1.41%
Element Solutions Incorporated †	1,106,940	11,899,605
Orion Engineered Carbons SA	659,402	8,011,734

		19,911,339

Metals & Mining : 0.67%
Steel Dynamics Incorporated	319,134	9,420,836

Paper & Forest Products : 1.07%
Boise Cascade Company	329,536	15,092,749

4

Wells Fargo Small Company Growth Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

				Shares	Value

Real Estate : 0.93%

Equity REITs : 0.93%
QTS Realty Trust Incorporated Class A				193,734	$13,139,039

Total Common Stocks (Cost $933,141,603)					1,374,690,574

			Expiration date

Rights : 0.00%

Communication Services : 0.00%

Media : 0.00%
Media General Incorporated †(a)			12-31-2020	347,897	0

Total Rights (Cost $0)					0

		Yield

Short-Term Investments : 4.44%

Investment Companies : 4.44%
Securities Lending Cash Investments LLC (l)(r)(u)		0.09%		26,379,340	26,379,340
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.06		36,250,727	36,250,727

Total Short-Term Investments (Cost $62,630,067)					62,630,067

Total investments in securities (Cost $995,771,670)	101.78%				1,437,320,641

Other assets and liabilities, net	(1.78)				(25,093,320)

Total net assets	100.00%				$1,412,227,321

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$0	$31,022,730	($4,643,390)	$0	$0	$733	$26,379,340
Wells Fargo Government Money Market Fund Select Class	39,427,080	163,869,273	(167,045,626)	0	0	7,654	36,250,727

				$0	$0	$8,387	$62,630,067	4.44%

Wells Fargo Small Company Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$19,499,494	$0	$0	$19,499,494
Consumer discretionary	124,741,302	0	0	124,741,302
Consumer staples	14,205,566	0	0	14,205,566
Energy	5,834,808	0	0	5,834,808
Financials	155,624,734	0	0	155,624,734
Health care	395,776,845	0	0	395,776,845
Industrials	232,722,846	0	0	232,722,846
Information technology	368,721,016	0	0	368,721,016
Materials	44,424,924	0	0	44,424,924
Real estate	13,139,039	0	0	13,139,039
Rights
Communication services	0	0	0	0
Short-term investments
Investment companies	62,630,067	0	0	62,630,067

Total assets	$1,437,320,641	$0	$0	$1,437,320,641

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended August 31, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Small Company Value Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Common Stocks : 99.06%

Consumer Discretionary : 17.29%

Auto Components : 1.23%
Dana Incorporated	375,002	$5,231,278

Diversified Consumer Services : 0.89%
Collectors Universe Incorporated	45,354	2,017,799
WW International Incorporated †	74,606	1,751,749

		3,769,548

Hotels, Restaurants & Leisure : 3.78%
Del Taco Restaurants Incorporated †	202,616	1,704,001
Denny’s Corporation †	284,403	3,259,258
Dine Brands Global Incorporated	68,016	4,051,033
Norwegian Cruise Line Holdings Limited †«	127,405	2,179,901
Wyndham Hotels & Resorts Incorporated	91,809	4,807,119

		16,001,312

Household Durables : 2.97%
Beazer Homes Incorporated †	54,058	661,670
GoPro Incorporated Class A †	532,992	2,446,433
Hamilton Beach Brand Class A	34,940	763,439
Helen of Troy Limited †	8,201	1,696,131
Hooker Furniture Corporation	195,632	4,822,329
iRobot Corporation †	29,483	2,182,626

		12,572,628

Internet & Direct Marketing Retail : 0.47%
Stamps.com Incorporated †	7,991	1,992,476

Leisure Products : 1.09%
Johnson Outdoors Incorporated Class A	32,650	2,798,432
Malibu Boats Incorporated Class A †	34,722	1,800,336

		4,598,768

Multiline Retail : 1.10%
Big Lots Stores Incorporated	99,285	4,681,288

Specialty Retail : 3.47%
American Eagle Outfitters Incorporated	371,672	4,686,784
Dick’s Sporting Goods Incorporated	97,227	5,261,925
Shoe Carnival Incorporated	144,223	4,742,052

		14,690,761

Textiles, Apparel & Luxury Goods : 2.29%
Carter’s Incorporated	38,267	3,046,819
Lakeland Industries Incorporated †«	159,126	3,250,944
Rocky Brands Incorporated	141,926	3,417,578

		9,715,341

Consumer Staples : 1.24%

Food & Staples Retailing : 0.46%
Ingles Markets Incorporated Class A	48,470	1,958,188

Food Products : 0.39%
Hostess Brands Incorporated †	129,591	1,663,948

1

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Small Company Value Portfolio

	Shares	Value

Household Products : 0.39%
Central Garden & Pet Company †	40,643	$1,653,764

Energy : 3.84%

Energy Equipment & Services : 1.72%
Helmerich & Payne Incorporated	238,932	3,937,599
Patterson-UTI Energy Incorporated	871,721	3,356,126

		7,293,725

Oil, Gas & Consumable Fuels : 2.12%
Diamondback Energy Incorporated	86,714	3,378,377
Southwestern Energy Company †	891,677	2,478,862
W&T Offshore Incorporated †«	1,403,753	3,130,369

		8,987,608

Financials : 23.89%

Banks : 14.49%
Ameris Bancorp	156,334	3,833,310
Atlantic Union Bankshares Corporation	153,782	3,576,969
Banc of California Incorporated	180,300	1,981,497
Banner Corporation	94,208	3,402,793
Customers Bancorp Incorporated †	204,197	2,607,596
FB Financial Corporation «	139,837	3,775,599
First Foundation Incorporated	242,968	3,690,684
First Interstate BancSystem Class A	120,360	3,947,808
Great Southern Bancorp Incorporated	84,680	3,263,567
Heritage Financial Corporation	181,776	3,624,613
Independent Bank Corporation	151,512	2,259,044
Midland States Bancorp Incorporated	162,986	2,381,225
OceanFirst Financial Corporation	198,341	3,096,103
OFG Bancorp	250,577	3,217,409
Orrstown Financial Services Incorporated	76,285	1,050,444
Pacific Premier Bancorp Incorporated	148,309	3,350,300
Synovus Financial Corporation	156,182	3,415,700
Umpqua Holdings Corporation	202,921	2,288,949
Univest Corporation of Pennsylvania	185,657	2,987,221
Western Alliance Bancorp	103,463	3,652,244

		61,403,075

Capital Markets : 1.54%
Piper Jaffray Companies Incorporated	70,929	5,351,593
Sculptor Capital Management Incorporated	92,045	1,175,415

		6,527,008

Insurance : 2.01%
American Equity Investment Life Holding Company	180,575	4,317,548
FBL Financial Group Incorporated	58,505	2,167,610
State Auto Financial Corporation	72,217	1,114,308
United Fire Group Incorporated	35,532	894,696

		8,494,162

Mortgage REITs : 3.04%
AGNC Investment Corporation	312,932	4,415,471
Annaly Capital Management Incorporated	566,162	4,161,291
Capstead Mortgage Corporation	699,197	4,314,045

		12,890,807

Thrifts & Mortgage Finance : 2.81%
Axos Financial Incorporated †	147,810	3,662,732
Homestreet Incorporated	147,390	4,034,064

2

Wells Fargo Small Company Value Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

	Shares	Value

Thrifts & Mortgage Finance (continued)
Walker & Dunlop Incorporated	76,660	$4,199,435

		11,896,231

Health Care : 4.79%

Biotechnology : 0.37%
Five Prime Therapeutics Incorporated †	43,236	184,618
Ligand Pharmaceuticals Incorporated †«	13,431	1,369,962

		1,554,580

Health Care Equipment & Supplies : 1.36%
AngioDynamics Incorporated †	94,257	882,717
ICU Medical Incorporated †	11,401	2,282,936
Merit Medical Systems Incorporated †	53,110	2,607,701

		5,773,354

Health Care Providers & Services : 2.39%
AMN Healthcare Services Incorporated †	63,525	3,420,186
LHC Group Incorporated †	8,230	1,715,461
Option Care Health Incorporated †	157,934	1,835,193
The Ensign Group Incorporated	53,509	3,132,417

		10,103,257

Health Care Technology : 0.22%
Computer Programs & Systems Incorporated	33,747	923,318

Pharmaceuticals : 0.45%
Prestige Consumer Healthcare Incorporated †	52,772	1,922,484

Industrials : 22.73%

Aerospace & Defense : 0.94%
Ducommun Incorporated †	106,420	3,976,915

Air Freight & Logistics : 0.45%
Radiant Logistics Incorporated †	358,435	1,892,537

Airlines : 0.85%
Alaska Air Group Incorporated	92,305	3,595,280

Building Products : 2.10%
American Woodmark Corporation †	52,912	4,629,800
CSW Industrials Incorporated	26,660	1,926,185
Patrick Industries Incorporated	41,978	2,359,583

		8,915,568

Commercial Services & Supplies : 4.01%
ABM Industries Incorporated	104,655	3,991,542
Ennis Incorporated	169,583	3,108,456
Healthcare Services Group Incorporated	149,399	3,107,499
Herman Miller Incorporated	133,625	3,184,284
Stericycle Incorporated †	56,462	3,619,779

		17,011,560

Construction & Engineering : 0.93%
Comfort Systems Incorporated	51,259	2,597,294
Northwest Pipe Company †	47,387	1,342,474

		3,939,768

3

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Small Company Value Portfolio

	Shares	Value

Electrical Equipment : 2.23%
Atkore International Incorporated †	93,218	$2,491,717
Encore Wire Corporation	78,900	4,072,029
Regal-Beloit Corporation	29,160	2,882,758

		9,446,504

Machinery : 6.70%
Columbus McKinnon Corporation	71,349	2,595,320
Federal Signal Corporation	89,082	2,861,314
Hillenbrand Incorporated	143,004	4,534,657
Kadant Incorporated	35,389	4,120,695
Lydall Incorporated †	73,061	1,372,086
Miller Industries Incorporated	121,817	3,821,399
Mueller Water Products Incorporated Class A	353,780	3,820,824
Rexnord Corporation	84,022	2,433,277
The Shyft Group Incorporated	140,835	2,812,475

		28,372,047

Professional Services : 2.11%
CBIZ Incorporated †	96,330	2,342,746
Kelly Services Incorporated Class A	190,829	3,623,843
Korn Ferry International	98,203	2,995,192

		8,961,781

Road & Rail : 0.94%
Arcbest Corporation	117,425	3,971,314

Trading Companies & Distributors : 1.47%
BMC Stock Holdings Incorporated †	105,279	4,202,738
CAI International Incorporated †	92,920	2,026,585

		6,229,323

Information Technology : 8.52%

Communications Equipment : 0.79%
NETGEAR Incorporated †	100,461	3,350,374

Electronic Equipment, Instruments & Components : 2.92%
ePlus Incorporated †	34,213	2,624,821
Insight Enterprises Incorporated †	70,689	4,227,556
Methode Electronics Incorporated	105,954	2,999,558
PC Connection Incorporated	56,881	2,519,259

		12,371,194

IT Services : 1.67%
Conduent Incorporated †	562,800	1,902,264
Hackett Group Incorporated	130,403	1,644,382
TTEC Holdings Incorporated	38,976	2,209,549
Unisys Corporation †	112,623	1,313,184

		7,069,379

Semiconductors & Semiconductor Equipment : 2.20%
Cirrus Logic Incorporated †	32,367	1,961,117
Diodes Incorporated †	36,627	1,789,595
FormFactor Incorporated †	63,871	1,668,949
Ichor Holdings Limited †	74,926	1,885,138
Onto Innovation Incorporated †	64,521	2,015,636
		9,320,435

Software : 0.53%
American Software Incorporated Class A	160,055	2,266,379

4

Wells Fargo Small Company Value Portfolio	Portfolio of investments — August 31, 2020 (unaudited)

		Shares	Value

Technology Hardware, Storage & Peripherals : 0.41%
NCR Corporation †		84,732	$1,731,922

Materials : 7.96%

Chemicals : 2.86%
Hawkins Incorporated		58,478	2,936,765
Ingevity Corporation †		43,504	2,443,620
Minerals Technologies Incorporated		70,524	3,579,093
Stepan Company		27,290	3,146,264

			12,105,742

Construction Materials : 0.85%
Eagle Materials Incorporated		44,350	3,626,500

Containers & Packaging : 0.82%
Silgan Holdings Incorporated		49,758	1,893,789
UFP Technologies Incorporated †		38,109	1,570,472

			3,464,261

Metals & Mining : 2.11%
Kaiser Aluminum Corporation		62,721	4,031,706
Schnitzer Steel Industries Incorporated Class A		248,266	4,900,771

			8,932,477

Paper & Forest Products : 1.32%
Neenah Incorporated		46,561	2,061,721
PH Glatfelter Company		68,882	1,032,541
Schweitzer-Mauduit International Incorporated		82,262	2,495,006

			5,589,268

Real Estate : 8.40%

Equity REITs : 8.40%
Agree Realty Corporation		43,895	2,937,453
American Campus Communities Incorporated		98,340	3,333,726
Armada Hoffler Properties Incorporated		281,566	2,843,817
Global Medical REIT Incorporated		196,374	2,511,623
Independence Realty Trust Incorporated		309,124	3,619,842
Investors Real Estate Trust		25,100	1,784,610
Lexington Corporate Properties Trust		178,455	2,029,033
Monmouth Real Estate Investment Corporation		130,648	1,895,702
One Liberty Properties Incorporated		142,048	2,721,640
Outfront Media Incorporated		207,088	3,506,000
PotlatchDeltic Corporation		99,754	4,592,674
STAG Industrial Incorporated		118,689	3,833,655

			35,609,775

Utilities : 0.40%

Water Utilities : 0.40%
Artesian Resources Corporation Class A		48,391	1,702,879

Total Common Stocks (Cost $408,913,400)			419,752,091

	Expiration date

Warrants : 0.00%

Energy : 0.00%

Energy Equipment & Services : 0.00%
Parker Drilling Company †(a)	9-24-2020	8,457	0

5

Portfolio of investments — August 31, 2020 (unaudited)	Wells Fargo Small Company Value Portfolio

				Value

Total Warrants (Cost $0)				$0

		Yield	Shares
Short-Term Investments : 2.89%

Investment Companies : 2.89%
Securities Lending Cash Investments LLC (l)(r)(u)		0.09%	8,288,850	8,288,850
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.06	3,943,178	3,943,178

Total Short-Term Investments (Cost $12,232,028)				12,232,028

Total investments in securities (Cost $421,145,428)	101.95%			431,984,119

Other assets and liabilities, net	(1.95)			(8,276,254)

Total net assets	100.00%			$423,707,865

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

6

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager.    Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$0	$12,123,725	$(3,834,875)	$0	$0	$262	#	$8,288,850
Wells Fargo Government Money Market Fund Select Class	2,323,207	15,881,550	(14,261,579)	0	0	817		3,943,178

				$0	$0	$1,079		$12,232,028	2.89%

#	Amount shown represents income before fees and rebates.

Wells Fargo Small Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated, (“WellsCap”) an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$73,253,400	$0	$0	$73,253,400
Consumer staples	5,275,900	0	0	5,275,900
Energy	16,281,333	0	0	16,281,333
Financials	101,211,283	0	0	101,211,283
Health care	20,276,993	0	0	20,276,993
Industrials	96,312,597	0	0	96,312,597
Information technology	36,109,683	0	0	36,109,683
Materials	33,718,248	0	0	33,718,248
Real estate	35,609,775	0	0	35,609,775
Utilities	1,702,879	0	0	1,702,879
Warrants
Energy	0	0	0	0
Short-term investments
Investment companies	12,232,028	0	0	12,232,028

Total assets	$431,984,119	$0	$0	$431,984,119

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For three months ended August 31, 2020, the Portfolio did not have any transfers into/out of Level 3.